As filed with the Securities and Exchange Commission on April 27, 2001


                                                 Registration No. 33- 83560
                                                                   811-8750
--------------------------------------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C    20549

--------------------------------------------------------------------------------

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.___


                     Post-Effective Amendment No. 12                 X
                                                                     --

                                   and

                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940


                           Amendment No. 13                          X
                                                                     --


                            SEPARATE ACCOUNT VA BNY
                            -----------------------
                          (Exact Name of Registrant)

                 AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT
                 --------------------------------------
                        (Former Name of Registrant)

                    AUSA LIFE INSURANCE COMPANY, INC.
                    ---------------------------------
                           (Name of Depositor)

                666 Fifth Avenue, New York, New York 10103
           (Address of Depositor's Principal Executive Offices)

             Depositor's Telephone Number, including Area Code

                             (212) 246-5234

                            Frank A. Camp, Esquire
                       AUSA Life Insurance Company, Inc.
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                 Copy to:

                        Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                        Washington, D.C.  20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies


                                ______________


  It is proposed that this filing will become effective:


                                ______________


_____   immediately upon filing pursuant to paragraph (b) of Rule
        485.


  X     on May 1, 2001 pursuant to paragraph (b) of Rule 485.
-----

_____   60 days after filing pursuant to paragraph (a)(1) of Rule
        485.

_____   on ______ pursuant to paragraph (a)(1) of Rule
        485.


If appropriate, check the following box:

     _____   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                             AUSA LANDMARK
                                                               VARIABLE ANNUITY
                                                                 Issued Through

                                                   SEPARATE ACCOUNT VA BNY
                                                                             By
                                              AUSA LIFE INSURANCE COMPANY, INC.

Prospectus

May 1, 2001

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers forty underlying fund portfolios from the underlying funds listed below. There is also a fixed account, which offers interest at rates that are guaranteed by AUSA Life Insurance Company, Inc. (AUSA Life). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the AUSA Landmark Variable Annuity (formerly The Endeavor Variable Annuity) policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2001. Please call us at (800) 525-6205 or write us at: AUSA Life Insurance Company, Inc., Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:
 .  are not bank deposits
 .  are not federally insured
 .  are not endorsed by any bank or government agency
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AEGON/TRANSAMERICA SERIES FUND, INC.
 Alger Aggressive Growth
 American Century Income & Growth
 American Century International
 Gabelli Global Growth
 Goldman Sachs Growth
 Great Companies--AmericaSM
 Great Companies--Global/2/
 Great Companies--TechnologySM
 NWQ Value Equity
 Pilgrim Baxter Mid Cap Growth
 Salomon All Cap
 T. Rowe Price Dividend Growth
 T. Rowe Price Small Cap

 Van Kampen Emerging Growth

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.--CLASS B

 Alliance Growth & Income Portfolio

 Alliance Premier Growth Portfolio

ENDEAVOR SERIES TRUST
 Capital Guardian Global Portfolio
 Capital Guardian U.S. Equity Portfolio
 Capital Guardian Value Portfolio
 Dreyfus Small Cap Value Portfolio
 Dreyfus U.S. Government Securities Portfolio
 Endeavor Asset Allocation Portfolio
 Endeavor Money Market Portfolio
 Endeavor Enhanced Index Portfolio
 Endeavor High Yield Portfolio
 Endeavor Janus Growth Portfolio
 Jennison Growth Portfolio
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Growth Stock Portfolio
 T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES--SERVICE SHARES
 Janus Aspen--Aggressive Growth Portfolio
 Janus Aspen--Strategic Value Portfolio
 Janus Aspen--Worldwide Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
 Transamerica VIF Growth Portfolio

 Transamerica VIF Small Company Portfolio

VARIABLE INSURANCE PRODUCTS FUND (VIP)--SERVICE CLASS 2
 Fidelity--VIP Equity-Income Portfolio

 Fidelity--VIP Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)--SERVICE CLASS 2
 Fidelity--VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)--SERVICE CLASS 2

 Fidelity--VIP III Growth  Opportunities Portfolio
 Fidelity--VIP III Mid Cap Portfolio

TABLE OF CONTENTS                                                           Page
GLOSSARY OF TERMS..........................................................   3
SUMMARY....................................................................   4
ANNUITY POLICY FEE TABLE...................................................   8
EXAMPLES...................................................................  11
1.THE ANNUITY POLICY.......................................................  14
2.PURCHASE.................................................................  14
  Policy Issue Requirements................................................  14
  Premium Payments.........................................................  14
  Initial Premium Requirements.............................................  14
  Additional Premium Payments..............................................  14
  Maximum Total Premium Payments...........................................  15
  Allocation of Premium Payments...........................................  15
  Policy Value.............................................................  15
3.INVESTMENT CHOICES.......................................................  15
  The Separate Account.....................................................  15
  The Fixed Account........................................................  16
  Transfers................................................................  17
4.PERFORMANCE..............................................................  18
5.EXPENSES.................................................................  18
  Surrender Charges........................................................  18
  Mortality and Expense Risk Fee...........................................  19
  Administrative Charges...................................................  19
  Premium Taxes............................................................  19
  Federal, State and Local Taxes...........................................  19
  Transfer Fee.............................................................  19
  Portfolio Fees and Expenses..............................................  19
6.ACCESS TO YOUR MONEY.....................................................  20
  Surrenders...............................................................  20
  Delay of Payment and Transfers...........................................  20
7. ANNUITY PAYMENTS (THE INCOME PHASE).....................................  20
  Annuity Payment Options..................................................  20
8.DEATH BENEFIT............................................................  22
  When We Pay A Death Benefit..............................................  22
  When We Do Not Pay A Death Benefit.......................................  22
  Amount of Death Benefit..................................................  23
  Guaranteed Minimum Death Benefit.........................................  23
  Adjusted Partial Surrender...............................................  23


9.TAXES....................................................................  23
  Annuity Policies in General..............................................  23
  Qualified and Nonqualified Policies......................................  24
  Surrenders--Qualified Policies...........................................  24
  Surrenders--403(b) Policies..............................................  25
  Diversification and Distribution Requirements............................  25
  Surrenders--Nonqualified Policies........................................  25
  Taxation of Death Benefit Proceeds.......................................  25
  Annuity Payments.........................................................  25
  Annuity Contracts Purchased by Nonresident Aliens and Foreign
   Corporations............................................................  26
  Transfers, Assignments or Exchanges of Policies..........................  26
  Possible Tax Law Changes.................................................  26
10.ADDITIONAL FEATURES.....................................................  26
  Systematic Payout Option.................................................  26
  Dollar Cost Averaging Program............................................  26
  Asset Rebalancing........................................................  28
11.OTHER INFORMATION.......................................................  28
  Ownership................................................................  28
  Assignment...............................................................  28
  AUSA Life Insurance Company, Inc.........................................  28
  The Separate Account.....................................................  28
  Mixed and Shared Funding.................................................  28
  Exchanges and Reinstatements.............................................  29
  Voting Rights............................................................  29
  Distributor of the Policies..............................................  29
  Variations in Policy Provisions..........................................  30
  IMSA.....................................................................  30
  Legal Proceedings........................................................  30
  Financial Statements.....................................................  30
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  30
APPENDIX A.................................................................  31
  Condensed Financial Information..........................................  31
APPENDIX B.................................................................  38
  Historical Performance Data..............................................  38

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by AUSA Life. In no event will this date be later than the last day of the policy month following annuitant's 90th birthday. The annuity commencement date may have to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The policy value less the surrender charge, service charge, and premium tax charge, if any.

Fixed Account--A part of the general account of AUSA Life. General account assets consist of all of the assets of AUSA Life that are not in the separate account.

Guaranteed Period Option--The one year guaranteed interest rate period of the fixed account which AUSA Life may offer into which premiums may be paid or amounts transferred.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--The policy form refers to this as "annuity purchase value." The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:

 .  the premiums paid; minus

 . partial surrenders taken; plus
 .  interest credited in the fixed account; plus
 .  accumulated gains in the separate account; minus
 .  losses in the separate account; minus
 .  any applicable service charges, premium taxes, and transfer fees.

Separate Account--Separate Account VA BNY (formerly AUSA Endeavor Variable Annuity Account), a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

                            (Note: The SAI contains
                          a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium variable annuity policy offered by AUSA Life Insurance Company, Inc. (AUSA Life, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: forty subaccounts of the separate account and a fixed account of AUSA Life. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers forty subaccounts in the separate account that are listed in
Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that AUSA Life guarantees. We guarantee to return your investment with at least 3% annual interest for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy.The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2. PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You may also buy a tax deferred 403(b) annuity policy with $50 or more. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT OPTIONS

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Alger Aggressive Growth

American Century Income & Growth

American Century International
Gabelli Global Growth
Goldman Sachs Growth

Great Companies--AmericaSM
Great Companies--Global/2/

Great Companies--TechnologySM
NWQ Value Equity
Pilgrim Baxter Mid Cap Growth
Salomon All Cap
T. Rowe Price Dividend Growth
T. Rowe Price Small Cap

VKAM Emerging Growth

Alliance Growth & Income Portfolio--Class B

Alliance Premier Growth Portfolio--Class B
Capital Guardian Global Portfolio
Capital Guardian U.S. Equity Portfolio
Capital Guardian Value Portfolio
Dreyfus Small Cap Value Portfolio
Dreyfus U.S. Government Securities Portfolio
Endeavor Asset Allocation Portfolio
Endeavor Money Market Portfolio
Endeavor Enhanced Index Portfolio
Endeavor High Yield Portfolio
Endeavor Janus Growth Portfolio
Jennison Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio
T. Rowe Price International Stock Portfolio
Janus Aspen--Aggressive Growth Portfolio--Service Shares
Janus Aspen--Strategic Value Portfolio--Service Shares
Janus Aspen--Worldwide Growth Portfolio--Service Shares
Transamerica VIF Growth Portfolio

Transamerica VIF Small Company Portfolio
Fidelity--VIP Equity-Income Portfolio-- Service Class 2

Fidelity--VIP Growth Portfolio--Service Class 2
Fidelity--VIP II Contrafund(R) Portfolio-- Service Class 2
Fidelity--VIP III Growth Opportunities Portfolio--Service Class 2
Fidelity--VIP III Mid Cap Portfolio-- Service Class 2

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

You can transfer money between any of the investment choices. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges each year from the assets in each subaccount. The charges are the following annual percentages of assets:
 .  1.55% in the first seven policy years and 1.40% thereafter, for the Annual
   Step-Up Death Benefit; and
 . 1.40% in the first seven policy years and 1.25% thereafter, for the Return of Premium Death Benefit.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary. The charge is waived if the sum of all premium payments, minus all partial surrenders, is at least $50,000.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit or when annuity payments begin.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may take out up to 10% of the policy value free of surrender charges once each year.

Amounts surrendered in the first year, or in excess of the 10% free amount, may be subject to a surrender charge.

You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held on qualified plans may be restricted or prohibited.

You cannot take money out during the income phase, although you will generally be receiving annuity payments.

7.  ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

You generally may choose one of the following guaranteed minimum death benefits when you purchase the policy:
 . Annual Step-Up
 . Return of Premium

Charges are lower for the Return of Premium Death Benefit, than they are for the Annual Step-Up Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If an owner is not the annuitant, no death benefit is paid if that owner dies.

9.  TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10.  ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:
 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 . You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "dollar cost averaging."
 . We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "asset rebalancing."

These features may not be suitable for your particular situation.

11.  OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund within 20 days after you receive it. The amount of the refund will be the total of all premium payments made and the accumulated gains or losses in the policy value, if any. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, and the guaranteed level of certain charges, make this policy appropriate for your needs.

Financial Statements. Financial Statements for AUSA Life and the subaccounts are in the SAI. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

12.  INQUIRIES

If you need more information, please contact us at:

 Administrative and Service Office:
 Financial Markets Division
 Variable Annuity Department
 AUSA Life Insurance Company, Inc.

 4333 Edgewood Road NE
 P.O. Box 3183
 Cedar Rapids, IA 52406-3183

You may check your policy at www.ausalife.com/fmd. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site.

                         ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------


                         Separate Account Annual Expenses
                        (as a percentage of average account
                                      value)
-------------------------------------------------------------------
                        Mortality and Expense Risk
                         Fee(/4/)..........................   1.40%
                        Administrative Charge..............   0.15%
                        TOTAL SEPARATE ACCOUNT
                        ANNUAL EXPENSES....................   1.55%

      Policy Owner Transaction Expenses
  Sales Load On Purchase Payments.                  0
  Maximum Surrender
   Charge
  (as a % of premium
   surrender)(/1/).......                          7%
  Annual Service
   Charge(/2/)...........           $0-$35 Per Policy
  Transfer Fee(/3/)......                      $0-$10

--------------------------------------------------------------------------------
                         Portfolio Annual Expenses(/5/)

  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)

--------------------------------------------------------------------------------

                                                                        Total
                                                                Rule  Portfolio
                                            Management  Other   12b-1  Annual
                                               Fees    Expenses Fees  Expenses
-------------------------------------------------------------------------------
  Alger Aggressive Growth                     0.80%     0.06%      --   0.86%
  American Century Income & Growth(/6/)       1.00%     0.40%      --   1.40%
  American Century International(/6/)         1.00%     0.50%      --   1.50%
  Gabelli Global Growth(/6/)(/7/)             1.00%     0.20%      --   1.20%
  Goldman Sachs Growth(/6/)                   0.90%     0.10%      --   1.00%
  Great Companies--AmericaSM(/7/)             0.80%     0.11%      --   0.91%
  Great Companies--Global/2/(/7/)             0.80%     0.20%      --   1.00%
  Great Companies--TechnologySM(/7/)          0.80%     0.20%      --   1.00%
  Janus Global (A/T)(/8/)                     0.80%     0.09%      --   0.89%
  NWQ Value Equity                            0.80%     0.08%      --   0.88%
  Pilgrim Baxter Mid Cap Growth(/6/)          0.85%     0.07%      --   0.92%
  Salomon All Cap(/6/)                        0.90%     0.10%      --   1.00%
  T. Rowe Price Dividend Growth(/6/)          0.90%     0.10%      --   1.00%
  T. Rowe Price Small Cap                     0.75%     0.25%      --   1.00%
  Van Kampen Emerging Growth                  0.80%     0.05%      --   0.85%
  Alliance Growth & Income--Class B           0.63%     0.07%   0.25%   0.95%
  Alliance Premier Growth--Class B            1.00%     0.05%   0.25%   1.30%
  Capital Guardian Global                     1.04%     0.26%      --   1.30%
  Capital Guardian U.S. Equity(/9/)           0.85%     0.28%      --   1.13%
  Capital Guardian Value(/10/)                0.81%     0.10%   0.02%   0.93%
  Dreyfus Small Cap Value(/10/)               0.80%     0.11%   0.35%   1.26%
  Dreyfus U.S. Government Securities          0.65%     0.11%      --   0.76%
  Endeavor Asset Allocation(/10/)             0.75%     0.10%   0.02%   0.87%
  Endeavor Money Market                       0.50%     0.10%      --   0.60%
  Endeavor Enhanced Index                     0.75%     0.12%      --   0.87%
  Endeavor High Yield                         0.78%     0.36%      --   1.14%
  Endeavor Janus Growth(/11/)                 0.79%     0.06%      --   0.85%
  Jennison Growth(/10/)                       0.81%     0.12%   0.07%   1.00%
  T. Rowe Price Equity Income                 0.80%     0.10%      --   0.90%
  T. Rowe Price Growth Stock(/10/)            0.80%     0.10%   0.01%   0.91%
  T. Rowe Price International Stock           0.90%     0.17%      --   1.07%
  Janus Aspen--Aggressive Growth--Service
   Shares(/12/)                               0.65%     0.02%   0.25%   0.92%
  Janus Aspen--Strategic Value--Service
   Shares(/13/)                               0.00%     1.25%   0.25%   1.50%
  Janus Aspen--Worldwide Growth--Service
   Shares(/12/)                               0.65%     0.05%   0.25%   0.95%
  Transamerica VIF Growth(/14/)(/15/)         0.74%     0.11%      --   0.85%
  Transamerica VIF Small Company(/15/)        0.85%     0.35%      --   1.20%
  Fidelity--VIP Equity-Income--Service
   Class 2(/16/)                              0.48%     0.10%   0.25%   0.83%
  Fidelity--VIP Growth--Service Class
   2(/16/)                                    0.57%     0.09%   0.25%   0.91%
  Fidelity--VIP II Contrafund(R)--Service
   Class 2(/16/)                              0.57%     0.10%   0.25%   0.92%
  Fidelity--VIP III Growth Opportunities--
   Service Class 2(/16/)                      0.58%     0.12%   0.25%   0.95%
  Fidelity--VIP III Mid Cap--Service Class
   2(/16/)                                    0.57%     0.17%   0.25%   0.99%

(/1/) The surrender charge, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the separate account and the fixed account. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge is decreased based on the number of years since the premium payment was made, from 7% during the first year after the premium payment was made to 0% after the seventh year after the premium payment was made.
(/2/) The annual service charge, if any is imposed, applies only to the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary.

(/3/) The transfer fee, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the separate account and the fixed account. There is no transfer fee for the first 12 transfers per year. For additional transfers, AUSA Life may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/4/) Mortality and expense risk fees and the administrative charges shown are for the Annual Step-Up Death Benefit which apply during the first seven policy years. After the seventh policy year the total separate account charges are 1.40%. The corresponding fees for the Return of Premium Death Benefit are 1.40% during the first seven policy years and 1.25% thereafter. The administrative charge may be increased in the future. However, in no event will the total separate account charges exceed 1.55% before the annuity commencement date. And, in no event will the total separate account charges exceed 1.40% on or after the annuity commencement date, regardless of the death benefit that was in effect prior to commencement of annuity payments.

(/5/) The fee table information relating to the underlying funds is for the year 2000 (unless otherwise noted) and was provided to AUSA Life by the underlying funds, their investment advisers or managers, and AUSA Life has not and cannot independently verify the accuracy or completeness of such information. Therefore, AUSA Life disclaims any and all liability for such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(/6/) The Management Fee in the Fee Table is based on portfolio average daily net assets of up to $100 million for American Century Income & Growth, up to $50 million for American Century International, up to $500 million for Gabelli Global Growth; and up to $100 million for Goldman Sachs Growth, Pilgrim Baxter Mid Cap Growth, Salomon All Cap and T. Rowe Price Dividend Growth. See the underlying fund prospectus for more information.

(/7/) Because Great Companies - AmericaSM and Great Companies - TechnologySM commenced operations on May 1, 2000 and Gabelli Global Growth and Great Companies - Global/2/ commenced operations on September 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.

(/8/) Effective September 1, 2000, the Janus Global subaccount (A/T) was closed to new investors.

(/9/) Capital Guardian U.S. Equity Portfolio commenced operations on October
      9, 2000. The expenses shown are estimates for the first year of operations.
(/10/)The Board of Trustees of Endeavor Series Trust (the "Trust") have authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commissions" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses, and therefore, such amounts are shown as 12b-1 fees in the above table. This use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any owner. Endeavor Series Trust, based on advice of counsel, do not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this Prospectus.

(/11/)For the Endeavor Janus Growth Portfolio, Total Portfolio Annual Expenses in the Fee Table include certain fee waivers. The Management Fee, Other Expenses and Total Portfolio Annual Expenses without certain fee waivers are: 0.80%, 0.06% and 0.86%, respectively.

(/12/)Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any expense offset arrangements.

(/13/)For the Strategic Value Portfolio, the management fees before waivers were 0.65% and other expenses before reimbursements were 2.82%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 2000 were 3.72%. Waivers are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement.

(/14/)Total Portfolio Annual Expenses in the Fee Table include certain fee waivers. The Management Fee, Other Expenses and Total Portfolio Annual Expenses without certain fee waivers are: 0.75%, 0.11% and 0.86%, respectively.

(/15/)The Adviser has agreed to waive part of its management fee or reimburse other operating expenses to ensure that Total Portfolio Annual Expenses for the portfolios (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed a cap of 0.85% for the Growth Portfolio and 1.20% for the Small Company Portfolio. The fee waivers and expense assumptions may be terminated at any time without notice, but are expected to continue through 2001.

(/16/)Total Portfolio Annual Expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying underlying fund prospectus for details.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire policy value is in the applicable subaccount.

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Annual Step-Up Death Benefit (1.40% in the first seven policy years and
    1.25% thereafter)
B = Return of Premium Death Benefit (1.25% in the first seven policy years and 1.10% thereafter)

                                   If the Policy is      If the Policy is annuitized at
                                surrendered at the end   the end of the applicable time
                                of the applicable time  period or if the Policy is still
                                       period.             in the accumulation phase.
                                   -------------------------------------------------------
                                 1      3     5    10                                10
  Subaccounts                   Year  Years Years Years 1  Year  3 Years  5 Years   Years
------------------------------------------------------------------------------------------
  Alger Aggressive Growth    A   $98  $131  $174  $315      $28      $86     $147     $315
                                ----------------------------------------------------------
                             B   $96  $126  $166  $301      $26      $82     $140     $301
------------------------------------------------------------------------------------------
  American Century Income
   & Growth                  A $ 103  $147  $200  $367      $33     $102     $174     $367
                                ----------------------------------------------------------
                             B  $102  $142  $193  $353      $32     $498     $166     $353
------------------------------------------------------------------------------------------
  American Century
   International             A  $104  $150  $205  $376      $34     $105     $179     $376
                                ----------------------------------------------------------
                             B  $103  $145  $198  $362      $33     $101     $171     $362
------------------------------------------------------------------------------------------
  Gabelli Global Growth      A  $101  $141  $191  $348      $31      $96     $164     $348
                                ----------------------------------------------------------
                             B  $100  $136  $183  $334      $30      $92     $157     $334
------------------------------------------------------------------------------------------
  Goldman Sachs Growth       A   $99  $135  $181  $329      $29      $90     $154     $329
                                ----------------------------------------------------------
                             B   $98  $130  $173  $314      $28      $86     $147     $314
------------------------------------------------------------------------------------------
  Great Companies--
   AmericaSM                 A   $98  $132  $176  $320      $28      $88     $150     $320
                                ----------------------------------------------------------
                             B   $97  $128  $169  $306      $27      $83     $142     $306
------------------------------------------------------------------------------------------
  Great Companies--
   Global/2/                 A   $99  $135  $181  $329      $29      $90     $154     $329
                                ----------------------------------------------------------
                             B   $98  $130  $173  $314      $28      $86     $147     $314
------------------------------------------------------------------------------------------
  Great Companies--
   TechnologySM              A   $99  $135  $181  $329      $29      $90     $154     $329
                                ----------------------------------------------------------
                             B   $98  $130  $173  $314      $28      $86     $147     $314
------------------------------------------------------------------------------------------
  Janus Global (A/T)         A   $98  $132  $175  $318      $28      $87     $149     $318
                                ----------------------------------------------------------
                             B   $97  $127  $168  $304      $27      $82     $141     $304
------------------------------------------------------------------------------------------
  NWQ Value Equity           A   $98  $131  $175  $317      $28      $87     $148     $317
                                ----------------------------------------------------------
                             B   $97  $127  $167  $303      $27      $82     $141     $303
------------------------------------------------------------------------------------------
  Pilgrim Baxter Mid Cap
   Growth                    A   $99  $133  $177  $321      $29      $88     $150     $321
                                ----------------------------------------------------------
                             B   $97  $128  $169  $307      $27      $83     $143     $307
------------------------------------------------------------------------------------------
  Salomon All Cap            A   $99  $135  $181  $329      $29      $90     $154     $329
                                ----------------------------------------------------------
                             B   $98  $130  $173  $314      $28      $86     $147     $314
------------------------------------------------------------------------------------------
  T. Rowe Price Dividend
   Growth                    A   $99  $135  $181  $329      $29      $90     $154     $329
                                ----------------------------------------------------------
                             B   $98  $130  $173  $314      $28      $86     $147     $314
------------------------------------------------------------------------------------------
  T. Rowe Price Small Cap    A   $99  $135  $181  $329      $29      $90     $154     $329
                                ----------------------------------------------------------
                             B   $98  $130  $173  $314      $28      $86     $147     $314
------------------------------------------------------------------------------------------
  Van Kampen Emerging
   Growth                    A   $98  $130  $173  $314      $28      $86     $147     $314
                                ----------------------------------------------------------
                             B   $96  $126  $166  $300      $26      $81     $139     $300
------------------------------------------------------------------------------------------
  Alliance Growth &
   Income--Class B           A   $99  $133  $178  $324      $29      $89     $152     $324
                                ----------------------------------------------------------
                             B   $97  $129  $171  $310      $27      $84     $144     $310

EXAMPLES continued . . .

                                   If the Policy is      If the Policy is annuitized at
                                surrendered at the end   the end of the applicable time
                                of the applicable time  period or if the Policy is still
                                       period.             in the accumulation phase.
                                   -------------------------------------------------------
                                 1      3     5    10                                10
  Subaccounts                   Year  Years Years Years 1  Year  3 Years  5 Years   Years
------------------------------------------------------------------------------------------
  Alliance Premier
   Growth--Class B           A  $102  $144  $196  $357      $32      $99     $169     $357
                                ----------------------------------------------------------
                             B  $101  $139  $188  $343      $31      $95     $162     $343
------------------------------------------------------------------------------------------
  Capital Guardian Global    A  $102  $144  $196  $357      $32      $99     $169     $357
                                ----------------------------------------------------------
                             B  $101  $139  $188  $343      $31      $95     $162     $343
------------------------------------------------------------------------------------------
  Capital Guardian U.S.
   Equity                    A  $101  $139  $187  $341      $31      $94     $161     $341
                                ----------------------------------------------------------
                             B   $99  $134  $180  $327      $29      $90     $153     $327
------------------------------------------------------------------------------------------
  Capital Guardian Value
   Portfolio                 A   $99  $133  $177  $322      $29      $88     $151     $322
                                ----------------------------------------------------------
                             B   $97  $128  $170  $308      $27      $84     $143     $308
------------------------------------------------------------------------------------------
  Dreyfus Small Cap Value    A  $102  $143  $194  $354      $32      $98     $167     $354
                                ----------------------------------------------------------
                             B  $100  $138  $186  $339      $30      $93     $160     $339
------------------------------------------------------------------------------------------
  Dreyfus U.S. Government
   Securities                A   $97  $128  $169  $306      $27      $83     $142     $306
                                ----------------------------------------------------------
                             B   $95  $123  $161  $291      $25      $79     $135     $291
------------------------------------------------------------------------------------------
  Endeavor Asset
   Allocation                A   $98  $131  $174  $316      $28      $86     $148     $316
                                ----------------------------------------------------------
                             B   $97  $127  $167  $302      $27      $82     $140     $302
------------------------------------------------------------------------------------------
  Endeavor Money Market      A   $95  $123  $161  $290      $25      $78     $134     $290
                                ----------------------------------------------------------
                             B   $94  $118  $153  $274      $24      $74     $127     $274
------------------------------------------------------------------------------------------
  Endeavor Enhanced Index    A   $98  $131  $174  $316      $28      $86     $148     $316
                                ----------------------------------------------------------
                             B   $97  $127  $167  $302      $27      $82     $140     $302
------------------------------------------------------------------------------------------
  Endeavor High Yield        A  $101  $139  $188  $342      $31      $94     $161     $342
                                ----------------------------------------------------------
                             B   $99  $135  $180  $328      $29      $90     $154     $328
------------------------------------------------------------------------------------------
  Endeavor Janus Growth      A   $98  $130  $173  $314      $28      $86     $147     $314
                                ----------------------------------------------------------
                             B   $96  $126  $166  $300      $26      $81     $139     $300
------------------------------------------------------------------------------------------
  Jennison Growth            A   $99  $135  $181  $329      $29      $90     $154     $329
                                ----------------------------------------------------------
                             B   $98  $130  $173  $314      $28      $86     $147     $314
------------------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                    A   $98  $132  $176  $319      $28      $87     $149     $319
                                ----------------------------------------------------------
                             B   $97  $127  $168  $305      $27      $83     $142     $305
------------------------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock                     A   $98  $132  $176  $320      $28      $88     $150     $320
                                ----------------------------------------------------------
                             B   $97  $128  $169  $306      $27      $83     $142     $306
------------------------------------------------------------------------------------------
  T. Rowe Price
   International Stock       A  $100  $137  $184  $336      $30      $92     $158     $336
                                ----------------------------------------------------------
                             B   $99  $133  $177  $321      $29      $88     $150     $321
------------------------------------------------------------------------------------------
  Janus Aspen--Aggressive
   Growth                    A   $99  $133  $177  $321      $29      $88     $150     $321
                                ----------------------------------------------------------
   Service Shares            B   $97  $128  $169  $307      $27      $83     $143     $307
------------------------------------------------------------------------------------------
  Janus Aspen--Strategic
   Value                     A  $104  $150  $205  $376      $34     $105     $179     $376
                                ----------------------------------------------------------
   Service Shares            B  $103  $145  $198  $362      $33     $101     $171     $362
------------------------------------------------------------------------------------------
  Janus Aspen--Worldwide
   Growth                    A   $99  $133  $178  $324      $29      $89     $152     $324
                                ----------------------------------------------------------
   Service Shares            B   $97  $129  $171  $310      $27      $84     $144     $310

EXAMPLES continued . . .

                                    If the Policy is      If the Policy is annuitized at
                                 surrendered at the end   the end of the applicable time
                                 of the applicable time  period or if the Policy is still
                                        period.             in the accumulation phase.
                                   -----------------------------------------------------------
                                  1      3     5    10      1                           10
  Subaccounts                    Year  Years Years Years   Year    3 Years  5 Years    Years
----------------------------------------------------------------------------------------------
  Transamerica VIF Growth     A   $98  $130  $173  $314       $28       $86     $147      $314
                                --------------------------------------------------------------
                              B   $96  $126  $166  $300       $26       $81     $139      $300
----------------------------------------------------------------------------------------------
  Transamerica VIF Small
   Company                    A  $101  $141  $191  $348       $31       $96     $164      $348
                                --------------------------------------------------------------
                              B  $100  $136  $183  $334       $30       $92     $157      $334
----------------------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income                     A   $98  $130  $173  $312       $28       $85     $146      $312
                                --------------------------------------------------------------
   Service Class 2            B   $96  $125  $165  $298       $26       $81     $138      $298
----------------------------------------------------------------------------------------------
  Fidelity--VIP Growth        A   $98  $132  $176  $320       $28       $88     $150      $320
                                --------------------------------------------------------------
   Service Class 2            B   $97  $128  $169  $306       $27       $83     $142      $306
----------------------------------------------------------------------------------------------
  Fidelity--VIP II
   Contrafund(R)              A   $99  $133  $177  $321       $29       $88     $150      $321
                                --------------------------------------------------------------
   Service Class 2            B   $97  $128  $169  $307       $27       $83     $143      $307
----------------------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   Opportunities              A   $99  $133  $178  $324       $29       $89     $152      $324
                                --------------------------------------------------------------
   Service Class 2            B   $97  $129  $171  $310       $27       $84     $144      $310
----------------------------------------------------------------------------------------------
  Fidelity--VIP III Mid
   Cap                        A   $99  $135  $180  $328       $29       $90     $154      $328
                                --------------------------------------------------------------
   Service Class 2            B   $98  $130  $173  $313       $28       $85     $146      $313

The above tables will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2000 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the period shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which could be greater or less than the assumed rate.

In these examples, the $35 annual service charge is reflected as a charge of 0.0380% based on an average policy value of $92,119 (as of December 31, 2000). Normally, the service charge would be waived if the premium payment, less partial surrenders, is at least $50,000 on a policy anniversary. However, $35 has been included in these examples for illustrative purposes.

1. THE ANNUITY POLICY

This prospectus describes the AUSA Landmark Variable Annuity policy offered by AUSA Life Insurance Company, Inc.

An annuity is a policy between you, the owner, and an insurance company (in this case AUSA Life), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers a one year interest rate that AUSA Life guarantees will not decrease during each one year period.

2. PURCHASE

Policy Issue Requirements

AUSA Life will not issue a policy unless:
 . AUSA Life receives all information needed to issue the policy, . AUSA Life receives a minimum initial premium payment;

 . The annuitant, owner, and any joint owner are age 84 or younger; and . You meet our underwriting standards.

Premium Payments

You should make checks for premium payments payable only to AUSA Life Insurance Company, Inc. and send them to the administrative and service office. Your check must be honored in order for AUSA Life to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. The initial premium payment for policies issued under section 403(b) of the Internal Revenue Code is $50. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payments to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payment to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions. The allocation change will apply to premium payments received on or after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

There are currently forty variable subaccounts available under the policy for new investors.

The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC.
Subadvised by Fred Alger Management, Inc.
 Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

 American Century Income & Growth

 American Century International
Subadvised by Gabelli Asset Management Company
 Gabelli Global Growth
Subadvised by Goldman Sachs Asset Management
 Goldman Sachs Growth
Subadvised by Great Companies, L.L.C.

 Great Companies--America SM
 Great Companies--Global/2/

 Great Companies--Technology SM
Subadvised by NWQ Investment Management Company, Inc.
 NWQ Value Equity
Subadvised by Pilgrim Baxter & Associates, Ltd.
 Pilgrim Baxter Mid Cap Growth
Subadvised by Salomon Brothers Asset Management Inc
 Salomon All Cap
Subadvised by T. Rowe Price Associates, Inc.
 T. Rowe Price Dividend Growth
 T. Rowe Price Small Cap
Subadvised by Van Kampen Asset Management Inc.

 Van Kampen Emerging Growth

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.--CLASS B

Managed by Alliance Capital Management L. P.,

 Alliance Growth & Income Portfolio

 Alliance Premier Growth Portfolio

ENDEAVOR SERIES TRUST
Subadvised by Capital Guardian Trust Company
 Capital Guardian Global Portfolio
 Capital Guardian U.S. Equity Portfolio
 Capital Guardian Value Portfolio
Subadvised by The Dreyfus Corporation
 Dreyfus Small Cap Value Portfolio
 Dreyfus U.S. Government Securities Portfolio

Subadvised by Morgan Stanley Asset Management
 Endeavor Asset Allocation Portfolio
 Endeavor Money Market Portfolio
Subadvised by J.P. Morgan Investment Management Inc.
 Endeavor Enhanced Index Portfolio
Subadvised by Massachusetts Financial Services Company
 Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
 Endeavor Janus Growth Portfolio
Subadvised by Jennison Associates LLC
 Jennison Growth Portfolio
Subadvised by T. Rowe Price Associates, Inc.
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Growth Stock Portfolio
Subadvised by T. Rowe Price International, Inc.
 T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES--SERVICE SHARES
Managed by Janus Capital Corporation
 Janus Aspen--Aggressive Growth Portfolio
 Janus Aspen--Strategic Value Portfolio
 Janus Aspen--Worldwide Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Managed by Transamerica Investment Management, LLC
 Transamerica VIF Growth Portfolio

 Transamerica VIF Small Company Portfolio

VARIABLE INSURANCE PRODUCTS FUND--SERVICE CLASS 2
Managed by Fidelity Management & Research Company
 Fidelity--VIP Equity-Income Portfolio

 Fidelity--VIP Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND II--SERVICE CLASS 2
Managed by Fidelity Management & Research Company
 Fidelity--VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III--SERVICE CLASS 2
Managed by Fidelity Management & Research Company
 Fidelity--VIP III Growth Opportunities Portfolio
 Fidelity--VIP III Mid Cap Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. ("A/T")
Subadvised by Janus Capital Corporation
 Janus Global

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different funds and portfolios and may be based on the amount of assets that AUSA Life or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of AUSA Life's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. AUSA Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with the other general assets of AUSA Life. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited as follows:
 . Transfers at the end of a guaranteed period, if you notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in that guaranteed period option to another investment choice.
 . Transfers of amounts equal to interest credited in the one year guaranteed period option may be made to any subaccount prior to the end of the guaranteed period on a monthly, quarterly, semi-annual or annual basis.
   This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
 . Transfers of other amounts from the one year guaranteed period option prior to the end of the guaranteed period option are limited to 25% of the policy value in that guaranteed period option, less any previous transfer during the current policy year.

Each transfer must be at least $500, or the entire subaccount or guaranteed period option policy value. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer.

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

During the income phase of your policy, you may transfer values out of any subaccount up to four times per year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused or appears likely to abuse the transfer privilege.

4. PERFORMANCE

AUSA Life periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or surrender charges. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). Cash value is the policy value decreased by any applicable surrender charge, service charge, and premium tax charge. After the first year, you can surrender up to 10% of your policy value once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the surrender. If you surrender money in excess of 10% of your policy value, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the free percentage for subsequent years.) The following schedule shows the surrender charges that apply during the seven years following each premium payment:

  Number of
    Years
    Since      Surrender Charge
   Premium    (as a percentage of
   Payment      premium payment
    Date         surrendered)
---------------------------------
     0-1              7%
---------------------------------
     1-2              6%
---------------------------------
     2-3              5%
---------------------------------
     3-4              4%
---------------------------------
     4-5              3%
---------------------------------
     5-6              2%
---------------------------------
     6-7              1%
---------------------------------
  7 or more           0%

For example, assume your policy value is $100,000 at the beginning of policy year 2 and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000--$10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of policy year 2 and you surrender your policy. You would pay a surrender charge of $5,400 [6% of ($100,000-($100,000X10%))].

You receive the full amount of a requested partial surrender because we deduct any applicable surrender charge from your remaining value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Mortality and Expense Risk Fee

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy.

For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.40% of assets for the first seven policy years and 1.25% of assets thereafter. For the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.25% of assets for the first seven policy years and 1.10% thereafter. This fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy. This charge is at an annual rate of 0.15% of the daily net asset value of the separate account during both the accumulation phase and the income phase.

In addition, an annual service charge of the lesser of $35 or 2% of the policy value is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premium(s), less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .  you begin receiving annuity payments;
 .  you surrender the policy; or
 . you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the prospectuses for the underlying funds.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:

 . by making a surrender (either a complete or partial surrender); or . by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

After one year, you may take up to 10% of your policy value free of surrender charges once each year. Remember that any surrender you take will reduce the policy value and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date AUSA Life receives all required information. AUSA Life may defer such payment from the separate account if:
 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
 .  an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

7.  ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us 30 days written notice before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 90.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant). The earliest annuity commencement date is 30 days after you purchase your policy.

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, AUSA Life reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments or this amount may be left to accumulate for a period of time you and AUSA Life agree to. You and AUSA Life will agree on surrender rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3--Life Income. You may choose between:

 . No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.

 . 10 Years Certain (fixed or variable)--Payments will be made for the longer of the annuitant's lifetime or ten years.

 . Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:

 . No Period Certain (fixed or variable)--Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

NOTE CAREFULLY:

IF:
 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and
 .  the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
 .  we may make only one (two, three, etc.) annuity payments.

IF:
 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed

   Return of Policy Proceeds, or Income of a Specified Amount; and
 .  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping AUSA Life informed of their current address.

Other annuity payment options may be arranged by agreement with AUSA Life.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the income phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
We will pay a death benefit to your beneficiary IF:
 . you are both the annuitant and an owner of the policy; and . you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

We will also pay a death benefit to your beneficiary IF:
 .  you are not the annuitant; and
 . the annuitant dies before the annuity commencement date; and . you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .  you are not the annuitant; and
 . you die on or after the annuity commencement date; and . the entire interest in the policy has not been paid;
THEN:
 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:
IF:
 .  you are not the annuitant; and
 . the annuitant dies prior to the annuity commencement date; and . you did not specifically request that the death benefit be paid upon the annuitant's death;
THEN:
 .  you will become the new annuitant and the policy will continue.

IF:
 .   you are not the annuitant; and
 .   you die prior to the annuity commencement date;
THEN:

 . the new owner (unless it is a spouse) must generally surrender the policy within five years of your death for the adjusted policy value.

NOTE CAREFULLY:

If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and AUSA Life has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by AUSA Life.

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greater of:
 .  the policy value on the date we receive the required information; or

 . the guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the following two guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.  Annual Step-Up Death Benefit

  The Annual Step-Up Death Benefit is:
  . the largest policy value on the date of issue or on any policy anniversary prior to the earlier of the date of death or the owner's 81st birthday; plus

  . premium payments less any partial surrenders taken, subsequent to the date of the policy anniversary with the largest policy value.

  The Annual Step-Up Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

B.  Return of Premium Death Benefit

  The Return of Premium Death Benefit is:
  .  total premium payments; less

  .  any partial surrenders (discussed below) as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose one of the options on the policy application.


IF, under either death benefit option:
 .  the surviving spouse elects to continue the policy instead of receiving the death benefit; and
 .  the guaranteed minimum death benefit is greater than the policy value;
THEN:

 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the amount of your surrender request. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included an explanation of this adjustment in the SAI.

9. TAXES

NOTE: AUSA Life has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. AUSA Life has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement.

Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 . the amount that can be contributed to the policy during any year; and . the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders--403(b) Policies

The Internal Revenue Code limits surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:
 .  reaches age 59 1/2;
 .  leaves his/her job;
 .  dies;
 .  becomes disabled (as that term is defined in the Internal Revenue Code); or

 . declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. AUSA Life may modify the policy to attempt to maintain favorable tax treatment.

Surrenders--Nonqualified Policies

If you make a surrender from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract," which is generally your premiums paid (adjusted for any prior surrenders that came out of premiums). Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:
 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by AUSA Life (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

10.  ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of the policy value free of surrender charges.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from certain investment options into the variable subaccounts in the allocations you specified at the time you purchased your policy or by a subsequent written notice which will take effect for any transfers after the date it is received at our service center. This is known as dollar cost averaging. Your transfers will begin the month after we receive your request.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

There are two dollar cost averaging programs available under your policy:
Traditional and Special.

Traditional Dollar Cost Averaging. During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, into the variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however, each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers must begin within 30 days.

NOTE CAREFULLY:

 . If you attempt to begin a traditional dollar cost averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain in the traditional dollar cost averaging fixed account until the minimum amount is reached or you transfer the funds out.

 . If you specify the number of transfers, up to two additional transfers may be necessary to complete a traditional dollar cost averaging program.

Special Dollar Cost Averaging. During the accumulation phase, you may elect to allocate premium payments to either the six or twelve month special dollar cost averaging accounts of the fixed account. Amounts will then be transferred from the special dollar cost averaging account to the underlying fund subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.

If you elect dollar cost averaging and have multiple sources funding your policy, the dollar cost averaging program will begin with the first money received. As the money from the other sources is received, the amount of the dollar cost averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the dollar cost averaging program has ended, a new dollar cost averaging program will start when we receive the money (assuming it meets the minimum dollar cost averaging requirements discussed below).

If you make additional premium payments while a dollar cost averaging program is running, absent new instructions to the contrary, the amount of the dollar cost averaging transfers will increase but the length of the program will not. If additional premium is received after a dollar cost averaging program is completed, absent new instructions to the contrary:

 . a new dollar cost averaging program will be started using the previous instructions; or

 . if the additional premium does not meet the minimum requirements to start a new dollar cost averaging program, then the additional premium will be allocated as identified in the previous dollar cost averaging program.

NOTE CAREFULLY:

 . If we do not receive all necessary information to begin a special dollar cost averaging program within 30 days of allocating premium to the program, that premium will be transferred to the traditional dollar cost averaging fixed account.

If you discontinue a dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

(May vary by state and may not be available in all states. See your policy for availability of the fixed account options.)

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. AUSA Life will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a policy. An assignment may have tax consequences.

AUSA Life Insurance Company, Inc.

AUSA Life Insurance Company, Inc. was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. AUSA Life is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc., which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. AUSA Life is licensed in the District of Columbia, and in all states except Hawaii.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of AUSA Life.

The Separate Account

AUSA Life established a separate account, called Separate Account VA BNY, formerly the AUSA Endeavor Variable Annuity Account, under the laws of the State of New York on September 27, 1994. The separate account receives and currently invests the premium payments that are allocated to it for investment in shares of the underlying underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or AUSA Life. Income, gains and losses, whether or not realized from assets allocated to the separate account, are in accordance with the policies, credited to or charged against the separate account without regard to AUSA Life's other income, gains or losses.

The assets of the separate account are held in AUSA Life's name on behalf of the separate account and belong to AUSA Life. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business AUSA Life may conduct. The separate account includes other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan of an insurance company. Since the portfolios of the underlying funds are available to registered separate accounts offering variable annuity products of AUSA Life, as well as variable annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including AUSA Life, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying funds' prospectuses for more details.

Exchanges and Reinstatements

You generally exchange one annuity policy for another in a "tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company. You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

AUSA Life will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like AUSA Life, it is a Transamerica Company and an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. AUSA Life may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

 .  The administrative charge;

 .  The surrender charge;

 .  The mortality and expense risk fee;

 . Revenues, if any, that Transamerica receives from the underlying portfolios or their managers; and

 . Investment earnings on amounts allocated under policies to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

IMSA

AUSA Life is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. AUSA Life, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, AUSA Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or AUSA Life.

Financial Statements

The financial statements of AUSA Life and the subaccounts are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

 Glossary of Terms
 The Policy--General Provisions
 Certain Federal Income Tax Consequences
 Investment Experience
 Historical Performance Data
 Published Ratings
 State Regulation of AUSA Life
 Records and Reports
 Distribution of the Policies
 Voting Rights
 Other Products
 Custody of Assets
 Legal Matters
 Independent Auditors
 Other Information
 Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each underlying fund subaccount from the date of inception are shown in the following tables.

                          Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.55%)

                                    Accumulation   Accumulation    Number of
                                     Unit Value     Unit Value   Accumulation
                                   At Beginning of    at End    Units at End of
                                        Year         of Year         Year
-------------------------------------------------------------------------------
  Alger Aggressive Growth
   Subaccount
   2000(/8/).....................     $1.000000     $0.697419      65,681.407
-------------------------------------------------------------------------------
  Gabelli Global Growth
   Subaccount
   2000(/9/).....................     $1.000000     $0.937848       1,000.000
-------------------------------------------------------------------------------
  Goldman Sachs Growth Subaccount
   2000(/8/).....................     $1.000000     $0.915132      41,944.014
-------------------------------------------------------------------------------
  Great Companies--Global/2/
   Subaccount
   2000(/9/).....................     $1.000000     $0.949871       1,000.000
-------------------------------------------------------------------------------
  Janus Global Subaccount (A/T)
   2000(/8/).....................     $1.000000     $0.777402     142,492.795
-------------------------------------------------------------------------------
  NWQ Value Equity Subaccount
   2000(/8/).....................     $1.000000     $1.080814       2,959.117
-------------------------------------------------------------------------------
  Pilgrim Baxter Mid Cap Growth
   Subaccount
   2000(/8/).....................     $1.000000     $0.789965       1,000.000
-------------------------------------------------------------------------------
  Salomon All Cap Subaccount
   2000(/8/).....................     $1.000000     $1.031639      19,865.045
-------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth
   Subaccount
   2000(/8/).....................     $1.000000     $1.074760       6,902.337
-------------------------------------------------------------------------------
  T. Rowe Price Small Cap
   Subaccount
   2000(/8/).....................     $1.000000     $0.854538      21,134.126
-------------------------------------------------------------------------------
  Capital Guardian Global
   Subaccount*
   2000..........................     $1.530432     $1.274775      93,921.969
   1999(/7/).....................     $1.000000     $1.530432       8,817.278
-------------------------------------------------------------------------------
  Capital Guardian U.S. Equity
   Subaccount**
   2000(/9/).....................     $1.000000     $0.884476       1,138.031
-------------------------------------------------------------------------------
  Capital Guardian Value
   Subaccount*
   2000..........................     $2.107532     $2.191158     242,351.466
   1999..........................     $2.207657     $2.107532     173,486.830
   1998(/6/).....................     $2.022644     $2.207657     106,211.103
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value
   Subaccount
   2000..........................     $2.270110     $2.481941     222,186.842
   1999..........................     $1.781675     $2.270110      92,417.541
   1998(/6/).....................     $1.780884     $1.781675     119,463.216
-------------------------------------------------------------------------------
  Dreyfus U.S. Government
   Securities Subaccount
   2000..........................     $1.253119     $1.359434     352,869.442
   1999..........................     $1.283673     $1.253119     123,620.377
   1998(/6/).....................     $1.231625     $1.283673      38,151.310

                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)
                                continued . . .

                                         Accumulation Accumulation  Number of
                                          Unit Value   Unit Value  Accumulation
                                         At Beginning  at End of   Units at End
                                           of Year        Year       of Year
-------------------------------------------------------------------------------
  Endeavor Asset Allocation Subaccount
   2000................................   $ 3.148754   $ 2.916927  220,450.321
   1999................................   $ 2.529863   $ 3.148754   77,640.163
   1998(/6/)...........................   $ 2.168718   $ 2.529863   31,242.813
-------------------------------------------------------------------------------
  Endeavor Money Market Subaccount
   2000................................   $ 1.275724   $ 1.331292  511,904.493
   1999................................   $ 1.236621   $ 1.275724  219,081.992
   1998(/6/)...........................   $ 1.196982   $ 1.236621   52,322.018
-------------------------------------------------------------------------------
  Endeavor Enhanced Index Subaccount
   2000................................   $ 1.831468   $ 1.606561  721,520.270
   1999................................   $ 1.574026   $ 1.831468  511,192.617
   1998(/6/)...........................   $ 1.199020   $ 1.574026  202,995.681
-------------------------------------------------------------------------------
  Endeavor High Yield Subaccount
   2000................................   $ 1.000739   $ 0.934479   40,339.546
   1999(/7/)...........................   $ 1.000000   $ 1.000739    1,010.192
-------------------------------------------------------------------------------
  Endeavor Janus Growth Subaccount
   2000................................   $49.862043   $34.670168  111,450.590
   1999................................   $31.822714   $49.862043   55,903.910
   1998(/6/)...........................   $19.428802   $31.822714   18,019.791
-------------------------------------------------------------------------------
  Jennison Growth Subaccount*
   2000................................   $ 1.235481   $ 1.075789  178,461.289
   1999................................   $ 1.197263   $ 1.235481   89,492.709
   1998(/6/)...........................   $ 1.136598   $ 1.197263   70,958.668
-------------------------------------------------------------------------------
  T. Rowe Price Equity Income
   Subaccount
   2000................................   $ 2.099660   $ 2.322307  444,498.428
   1999................................   $ 2.060734   $ 2.099660  331,752.822
   1998(/6/)...........................   $ 1.885394   $ 2.060734  145,891.829
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Subaccount
   2000................................   $ 3.112902   $ 3.049975  521,078.691
   1999................................   $ 2.586964   $ 3.112902  380,267.267
   1998(/6/)...........................   $ 2.011973   $ 2.586964  206,657.078
-------------------------------------------------------------------------------
  T. Rowe Price International Stock
   Subaccount
   2000................................   $ 1.993345   $ 1.604565  286,553.696
   1999................................   $ 1.529380   $ 1.993345  113,650.831
   1998(/6/)...........................   $ 1.313338   $ 1.529380   39,361.912
-------------------------------------------------------------------------------
  Janus Aspen--Aggressive Growth
   Subaccount
   2000(/9/)...........................   $ 1.000000   $ 0.738193    5,266.187
-------------------------------------------------------------------------------
  Janus Aspen--Strategic Value
   Subaccount
   2000(/9/)...........................   $ 1.000000   $ 0.998590   27,363.900
-------------------------------------------------------------------------------
  Janus Aspen--Worldwide Growth
   Subaccount
   2000(/9/)...........................   $ 1.000000   $ 0.887518    6,571.469
-------------------------------------------------------------------------------
  Transamerica VIF Growth Subaccount
   2000(/8/)...........................   $ 1.000000   $ 0.830010   49,791.821
-------------------------------------------------------------------------------
  Fidelity--VIP Equity-Income
   Subaccount
   2000(/8/)...........................   $ 1.000000   $ 1.083236   45,762.072

                          Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.55%)
                                 continued. . .

                                      Accumulation   Accumulation  Number of
                                       Unit Value     Unit Value  Accumulation
                                     at Beginning of  at End of   Units at End
                                          Year           Year       of Year
------------------------------------------------------------------------------
  Fidelity--VIP II Contrafund(R)
   Subaccount
   2000(/8/)........................    $1.000000     $0.921627   230,856.696
------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   Opportunities Subaccount
   2000(/8/)........................    $1.000000     $0.847487    50,247.247
------------------------------------------------------------------------------
  Fidelity--VIP Mid Cap Subaccount
   2000(/8/)........................    $1.000000     $1.113532   234,192.708

                        Return of Premium Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value  Accumulation
                                       at Beginning    at End    Units at End
                                         of Year      of Year       of Year
------------------------------------------------------------------------------
  Alger Aggressive Growth Subaccount
   2000(/8/)..........................  $1.000000    $0.698100      98,318.320
------------------------------------------------------------------------------
  Gabelli Global Growth Subaccount
   2000(/9/)..........................  $1.000000    $0.938154       1,000.000
------------------------------------------------------------------------------
  Goldman Sachs Growth Subaccount
   2000(/8/)..........................  $1.000000    $0.916033      34,329.508
------------------------------------------------------------------------------
  Great Companies--Global/2/
   Subaccount
   2000(/9/)..........................  $1.000000    $0.950187       1,000.000
------------------------------------------------------------------------------
  Janus Global Subaccount (A/T)
   2000(/8/)..........................  $1.000000    $0.778173      57,901.198
------------------------------------------------------------------------------
  NWQ Value Equity Subaccount
   2000(/8/)..........................  $1.000000    $1.081878      10,618.266
------------------------------------------------------------------------------
  Pilgrim Baxter Mid Cap Growth
   Subaccount
   2000(/8/)..........................  $1.000000    $0.790745      25,273.784
------------------------------------------------------------------------------
  Salomon All Cap Subaccount
   2000(/8/)..........................  $1.000000    $1.032666       1,686.226
------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth
   Subaccount
   2000(/8/)..........................  $1.000000    $1.075818       1,000.000
------------------------------------------------------------------------------
  T. Rowe Price Small Cap Subaccount
   2000(/8/)..........................  $1.000000    $0.855380       1,757.364
------------------------------------------------------------------------------
  Capital Guardian Global Subaccount*
   2000...............................  $1.534754    $1.280261     101,958.300
   1999(/7/)..........................  $1.000000    $1.534754      33,757.092
------------------------------------------------------------------------------
  Capital Guardian U.S. Equity
   Subaccount**
   2000(/9/)..........................  $1.000000    $0.887757       1,134.196
------------------------------------------------------------------------------
  Capital Guardian Value Subaccount*
   2000...............................  $2.115695    $2.202884   2,942,667.949
   1999...............................  $2.212928    $2.115695   3,372,816.213
   1998...............................  $2.086130    $2.212928   3,668,656.747
   1997...............................  $1.694854    $2.086130   2,981,906.712
   1996...............................  $1.387903    $1.694854   1,565,599.143
   1995...............................  $1.045610    $1.387903     547,233.586
------------------------------------------------------------------------------
  Dreyfus Small Cap Value Subaccount
   2000...............................  $2.278888    $2.495215   2,608,817.288
   1999...............................  $1.785929    $2.278888   2,799,571.395
   1998...............................  $1.851229    $1.785929   2,915,575.262
   1997...............................  $1.496065    $1.851229   2,294,637.110
   1996...............................  $1.206843    $1.496065   1,239,443.264
   1995...............................  $1.072941    $1.206843     535,283.029
------------------------------------------------------------------------------
  Dreyfus U.S. Government Securities
   Subaccount
   2000...............................  $1.255919    $1.364481   1,554,234.423
   1999...............................  $1.286733    $1.255919   1,896,613.591
   1998...............................  $1.215033    $1.286733   1,728,824.679
   1997...............................  $1.128769    $1.215033   1,093,934.793
   1996...............................  $1.124292    $1.128769     589,779.900
   1995(/1/)..........................  $0.985803    $1.124292     204,813.593

                      Return of Premium Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

                               continued...

                                 Accumulation    Accumulation     Number of
                                  Unit Value      Unit Value    Accumulation
                                at Beginning of at End of Year Units at End of
                                     Year                           Year
------------------------------------------------------------------------------
  Endeavor Asset Allocation
   Subaccount
   2000........................   $ 3.160924      $ 2.932518    2,115,478.033
   1999........................   $ 2.535888      $ 3.160924    2,173,009.491
   1998........................   $ 2.171948      $ 2.535888    2,197,971.735
   1997........................   $ 1.833135      $ 2.171948    1,871,808.286
   1996........................   $ 1.577873      $ 1.833135    1,123,469.170
   1995........................   $ 1.301669      $ 1.577873      607,869.454
------------------------------------------------------------------------------
  Endeavor Money Market
   Subaccount
   2000........................   $ 1.280646      $ 1.338389    1,126,860.366
   1999........................   $ 1.239556      $ 1.280646    1,064,268.075
   1998........................   $ 1.196418      $ 1.239556    1,017,991.339
   1997........................   $ 1.154219      $ 1.196418      611,981.762
   1996........................   $ 1.115718      $ 1.154219      665,174.123
   1995........................   $ 1.072424      $ 1.115718      271,034.756
------------------------------------------------------------------------------
  Endeavor Enhanced Index
   Subaccount
   2000........................   $ 1.838549      $ 1.615156    1,429,599.315
   1999........................   $ 1.577775      $ 1.838549    1,383,754.938
   1998........................   $ 1.217647      $ 1.577775    1,007,218.727
   1997(/5/)...................   $ 1.000000      $ 1.217647      422,227.210
------------------------------------------------------------------------------
  Endeavor High Yield
   Subaccount
   2000........................   $ 1.003083      $ 0.938048       48,790.996
   1999(/7/)...................   $ 1.000000      $ 1.003083        1,008.622
------------------------------------------------------------------------------
  Endeavor Janus Growth
   Subaccount
   2000........................   $50.054351      $34.855341      668,231.046
   1999........................   $31.898334      $50.054351      644,989.894
   1998........................   $19.665157      $31.898334      636,917.148
   1997........................   $16.964068      $19.665157      557,897.978
   1996........................   $14.583843      $16.964068      306,855.075
   1995........................   $10.051117      $14.583843       97,436.321
------------------------------------------------------------------------------
  Jennison Growth Subaccount*
   2000........................   $ 1.240246      $ 1.081530      905,807.804
   1999........................   $ 1.200101      $ 1.240246      931,919.689
   1998........................   $ 1.156993      $ 1.200101      886,891.881
   1997........................   $ 1.004355      $ 1.156993      869,832.105
   1996(/4/)...................   $ 1.000000      $ 1.004355      178,913.412
------------------------------------------------------------------------------
  T. Rowe Price Equity Income
   Subaccount
   2000........................   $ 2.107761      $ 2.334702    3,247,832.477
   1999........................   $ 2.065623      $ 2.107761    3,519,301.115
   1998........................   $ 1.925022      $ 2.065623    3,702,824.740
   1997........................   $ 1.521680      $ 1.925022    2,982,510.532
   1996........................   $ 1.287240      $ 1.521680    1,387,607.312
   1995(/2/)...................   $ 1.000000      $ 1.287240      293,619.530

                        Return of Premium Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)
                                  continued...

                                  Accumulation    Accumulation     Number of
                                   Unit Value      Unit Value    Accumulation
                                 At Beginning of at End of Year Units at End of
                                      Year                           Year
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock
   Subaccount
   2000........................     $3.124914      $3.066258     2,782,793.077
   1999........................     $2.593121      $3.124914     2,752,366.635
   1998........................     $2.043480      $2.593121     2,640,487.984
   1997........................     $1.611613      $2.043480     1,925,118.021
   1996........................     $1.353339      $1.611613       964,658.085
   1995(/3/)...................     $1.000000      $1.353339       189,613.999
-------------------------------------------------------------------------------
  T. Rowe Price International
   Stock Subaccount
   2000........................     $2.001071      $1.613169     4,746,109.126
   1999........................     $1.533035      $2.001071     4,799,569.572
   1998........................     $1.346560      $1.533035     4,958,037.992
   1997........................     $1.330640      $1.346560     4,334,553.810
   1996........................     $1.171039      $1.330640     2,084,832.841
   1995........................     $1.073958      $1.171039       681,093.799
-------------------------------------------------------------------------------
  Janus Aspen--Aggressive
   Growth Subaccount
   2000(/9/)...................     $1.000000      $0.673903         1,095.756
-------------------------------------------------------------------------------
  Janus Aspen--Strategic Value
   Subaccount
   2000(/9/)...................     $1.000000      $0.998916        5,315,.487
-------------------------------------------------------------------------------
  Janus Aspen--Worldwide Growth
   Subaccount
   2000(/9/)...................     $1.000000      $0.799555         7,121.730
-------------------------------------------------------------------------------
  Transamerica VIF Growth
   Subaccount
   2000(/8/)...................     $1.000000      $0.830824        88,147.489
-------------------------------------------------------------------------------
  Fidelity--VIP Equity-Income
   Subaccount
   2000(/8/)...................     $1.000000      $1.084290         2,481.581
-------------------------------------------------------------------------------
  Fidelity--VIP II
   Contrafund(R) Subaccount
   2000(/8/)...................     $1.000000      $0.922538       104,254.793
-------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   Opportunities Subaccount
   2000(/8/)...................     $1.000000      $0.848316        50,514.510
-------------------------------------------------------------------------------
  Fidelity--VIP Mid Cap
   Subaccount
   2000(/8/)...................     $1.000000      $1.114623        66,129.248

(/1/)Period from June 16, 1995 through December 31, 1995 (/2/)Period from June 28, 1995 through December 31, 1995 (/3/)Period from April 28, 1995 through December 31, 1995 (/4/)Period from December 13, 1996 through December 31, 1996. (/5/)Period from May 1, 1997 through December 31, 1997. (/6/)Period from January 14, 1998 through December 31, 1998. (/7/)Period from June 21, 1999 through December 31, 1999.

(/8/)Period from May 1, 2000 through December 31, 2000.

(/9/)Period from October 9, 2000 through December 31, 2000.

* Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The unit values shown reflect the portfolios' performance before those changes.

** For periods prior to October 9, 2000, the unit values shown reflect performance for the target account

The Alliance Growth & Income Subaccount--Class B, Alliance Premier Growth Subaccount--Class B, Transamerica VIF Small Company Subaccount, Fidelity--VIP Growth Subaccount--Service Class 2, American Century Income & Growth Subaccount, American Century International Subaccount, Great Companies-- AmericaSM Subaccount, Great Companies--TechnologySM Subaccount, and the Van Kampen Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable data is not available.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standard Performance Data

AUSA Life may advertise historical yields and total returns for the subaccounts of the separate account. In addition, AUSA Life may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures will be calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a underlying fund subaccount (other than the Endeavor Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. To the extent that a premium tax and/or surrender charge is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the service office of AUSA Life upon request.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 2000, and for the one and five year periods ended December 31, 2000, are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the Annual Step-Up Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                   TABLE 1--A
                   Standard Average Annual Total Returns(/1/)
                         (Assuming A Surrender Charge)
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)

--------------------------------------------------------------------------------
                                                    Inception
                                  1 Year   5 Year    of the       Subaccount
                                  Ended    Ended   Subaccount      Inception
  Subaccount                     12/31/00 12/31/00 to 12/31/00       Date
--------------------------------------------------------------------------------
  Alger Aggressive Growth......    N/A      N/A     (37.28%)      May 1, 2000
  American Century Income &
   Growth(/2/).................    N/A      N/A        N/A        May 1, 2001
  American Century
   International(/2/)..........    N/A      N/A        N/A        May 1, 2001
  Gabelli Global Growth........    N/A      N/A     (13.22%)    October 9, 2000
  Goldman Sachs Growth.........    N/A      N/A     (15.51%)      May 1, 2000
  Great Companies--
   America SM(/2/).............    N/A      N/A        N/A        May 1, 2001
  Great Companies--Global/2../.    N/A      N/A     (12.02%)    October 9, 2000
  Great Companies--
   Technology SM(/2/)..........    N/A      N/A        N/A        May 1, 2001
  Janus Global (A/T)(/7/)......    N/A      N/A     (29.29%)      May 1, 2000
  NWQ Value Equity.............    N/A      N/A       1.62%       May 1, 2000
  Pilgrim Baxter Mid Cap
   Growth......................    N/A      N/A     (28.03%)      May 1, 2000
  Salomon All Cap..............    N/A      N/A      (3.64%)      May 1, 2000
  T. Rowe Price Dividend
   Growth......................    N/A      N/A       0.97%       May 1, 2000
  T. Rowe Price Small Cap......    N/A      N/A     (21.57%)      May 1, 2000
  Van Kampen Emerging
   Growth(/2/).................    N/A      N/A        N/A        May 1, 2001
  Alliance Growth & Income--
   Class B(/2/)................    N/A      N/A        N/A        May 1, 2001
  Alliance Growth & Income--
   Class B(/2/)................    N/A      N/A        N/A        May 1, 2001
  Capital Guardian Global(/3/).  (22.24%)   N/A       0.29%      June 21, 1999
  Capital Guardian U.S.
   Equity(/4/).................    N/A      N/A     (18.56%)    October 9, 2000
  Capital Guardian Value(/3/)..  (1.45%)   9.37%     13.01%     January 1, 1995
  Dreyfus Small Cap Value......   3.95%    15.43%    14.89%     January 1, 1995
  Dreyfus U.S. Government
   Securities..................   3.10%    3.52%      4.06%      June 16, 1995
  Endeavor Asset Allocation....  (12.84%)  12.95%    14.28%     January 1, 1995
  Endeavor Enhanced Index......  (17.79%)   N/A      13.44%       May 1, 1997
  Endeavor High Yield..........  (12.10%)   N/A      (7.39%)     June 21, 1999
  Endeavor Janus Growth(/5/)...  (36.09%)  18.82%    22.80%     January 1, 1995
  Jennison Growth(/3/).........  (18.44%)   N/A       1.16%    December 13, 1996
  T.Rowe Price Equity Income...   5.23%    12.39%    14.11%      June 28, 1995
  T. Rowe Price Growth Stock...  (7.47%)   17.56%    18.70%     April 28, 1995
  T. Rowe Price International
   Stock(/6/)..................  (25.06%)  6.22%      6.75%     January 1, 1995
  Janus Aspen--Aggessive
   Growth--Service Shares......    N/A      N/A     (33.19%)    October 9, 2000
  Janus Aspen--Strategic
   Value--Service Shares(/7/)..    N/A      N/A      (7.15%)    October 9, 2000
  Janus Aspen--Worldwide
   Growth--Service Shares......    N/A      N/A     (18.26%)    October 9, 2000
  Transamerica VIF Growth......    N/A      N/A     (24.02%)      May 1, 2000
  Transamerica VIF Small
   Company(/2/)................    N/A      N/A        N/A        May 1, 2001
  Fidelity--VIP Equity-Income--
   Service Class 2.............    N/A      N/A       1.88%       May 1, 2000
  Fidelity--VIP Growth--Service
   Class 2(/2/)................    N/A      N/A        N/A        May 1, 2001
  Fidelity--VIP II
   Contrafund(R)--Service Class
   2...........................    N/A      N/A     (14.86%)      May 1, 2000
  Fidelity--VIP III Growth
   Opportunities--
   Service Class 2.............    N/A      N/A     (22.28%)      May 1, 2000
  Fidelity--VIP III Mid Cap--
   Service Class 2.............    N/A      N/A       5.12%       May 1, 2000

                                TABLE 1--B
                   Standard Average Annual Total Returns(/1/)
                         (Assuming A Surrender Charge)
                        Return of Premium Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                    Inception
                                                      of the
                                   1 Year   5 Year  Subaccount    Subaccount
                                   Ended    Ended       to         Inception
  Subaccount                      12/31/00 12/31/00  12/31/00        Date
--------------------------------------------------------------------------------
  Alger Aggressive Growth.......    N/A      N/A     (37.22%)     May 1, 2000
  American Century Income &
   Growth(/2/)..................    N/A      N/A       N/A        May 1, 2001
  American Century
   International(/1/)...........    N/A      N/A       N/A        May 1, 2001
  Gabelli Global Growth.........    N/A      N/A     (13.19%)   October 9, 2000
  Goldman Sachs Growth..........    N/A      N/A     (15.42%)     May 1, 2000
  Great Companies--AmericaSM....    N/A      N/A       N/A        May 1, 2001
  Great Companies--Global/2.../.    N/A      N/A     (11.99%)   October 9, 2000
  Great Companies--TechnologySM.    N/A      N/A       N/A        May 1, 2001
  Janus Global (A/T)(/3/).......    N/A      N/A     (29.21%)     May 1, 2000
  NWQ Value Equity..............    N/A      N/A      1.74%       May 1, 2000
  Pilgrim Baxter Mid Cap Growth.    N/A      N/A     (27.95%)     May 1, 2000
  Salomon All Cap...............    N/A      N/A     (3.53%)      May 1, 2000
  T. Rowe Price Dividend Growth.    N/A      N/A      1.09%       May 1, 2000
  T. Rowe Price Small Cap.......    N/A      N/A     (21.49%)     May 1, 2000
  Van Kampen Emerging
   Growth(/2/)..................    N/A      N/A       N/A        May 1, 2001
  Alliance Growth & Income--
   Class B(/2/).................    N/A      N/A       N/A        May 1, 2001
  Alliance Premier Growth--Class
   B(/2/).......................    N/A      N/A       N/A        May 1, 2001
  Capital Guardian Global(/4/)..  (22.12%)   N/A      0.44%      June 21, 1999
  Capital Guardian U.S.
   Equity(/5/)..................    N/A      N/A     (18.23%)   October 9, 2000
  Capital Guardian Value(/4/)...  (1.29%)   9.53%     13.18%    January 1, 1995
  Dreyfus Small Cap Value.......   4.11%    15.60%    15.06%    January 1, 1995
  Dreyfus U.S.Government
   Securities...................   3.26%    3.64%     4.19%      June 16, 1995
  Endeavor Asset Allocation.....  (12.71%)  3.39%     3.62%     January 1, 1995
  Endeavor Enhanced Index.......  (17.66%)   N/A      13.62%      May 1, 1997
  Endeavor High Yield...........  (11.96%)   N/A     (7.24%)     June 21, 1999
  Endeavor Janus Growth(/6/)....  (35.99%)  19.00%    22.98%    January 1, 1995
  Jennison Growth(/4/)..........  (18.31%)   N/A      1.31%    December 13, 1996
  T.Rowe Price Equity Income....   5.39%    12.56%    14.27%     June 28, 1995
  T. Rowe Price Growth Stock....  (7.33%)   17.73%    18.87%    April 28, 1995
  T. Rowe Price International
   Stock(/7/)...................  (24.94%)  6.38%     6.92%     January 1, 1995
  Janus Aspen--Aggressive
   Growth--Service Shares.......    N/A      N/A     (33.17%)   October 9, 2000
  Janus Aspen--Strategic Value--
   Service Shares...............    N/A      N/A     (7.12%)    October 9, 2000
  Janus Aspen--Worldwide
   Growth--Service Shares.......    N/A      N/A     (18.23%)   October 9, 2000
  Transamerica VIF Growth.......    N/A      N/A     (23.94%)     May 1, 2000
  Transamerica VIF Small
   Company(/2/).................    N/A      N/A       N/A        May 1, 2001
  Fidelity--VIP Equity-Income--
   Service Class 2..............    N/A      N/A      1.99%       May 1, 2000
  Fidelity--VIP Growth--Service
   Class 2(/2/).................    N/A      N/A       N/A        May 1, 2001
  Fidelity--VIP II
   Contrafund(R)--Service Class
   2............................    N/A      N/A     (14.77%)     May 1, 2000
  Fidelity--VIP III Growth
   Opportunities--
   Service Class 2..............    N/A      N/A     (22.19%)     May 1, 2000
  Fidelity--VIP III Mid Cap--
   Service Class 2..............    N/A      N/A      5.24%       May 1, 2000

(/1/)These calculations also assume the policy has been in effect for less than eight years and that annuity payments have not commenced. Policies in effect for more than seven years would experience lower mortality and expense risk fees and therefore the yield and/or total return of such policies would be increased. In no event will policies which have reached the annuity commencement date reflect a return based on a mortality and expense risk fee and administrative charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of annuity payments.

(/2/)The Alliance Growth & Income Subaccount--Class B, Alliance Premier Growth
     Subaccount--Class B, Transamerica VIF Small Company Subaccount, Fidelity--VIP Growth Subaccount--Service Class 2, American Century Income & Growth Subaccount, American Century International Subaccount, Great Companies--AmericaSM Subaccount, Great Companies--TechnologySM Subaccount, and the Van Kampen Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable information is not available.

(/3/)The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.
(/4/)Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.
(/5/)Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.

(/6/)Effective April 30, 1999, shares of the Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount assuming it was invested in the Janus Growth Portfolio.
(/7/)Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the Fee Table.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

AUSA Life may present the total return data described above on a non-standard basis. This means that the data may not be reduced by all the fees and charges under the policy and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed. Table 2 shows average annual total returns of the subaccount since their inception reduced by all fees and charges under the policy except surrender charges.

                                TABLE 2--A
                 Non-Standard Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
                          Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.55%)

                                                    Inception
                                                      of the
                                   1 Year   5 Year  Subaccount
                                   Ended    Ended       to        Subaccount
  Subaccount                      12/31/00 12/31/00  12/31/00   Inception Date
--------------------------------------------------------------------------------
  Alger Aggressive Growth.......    N/A      N/A     (30.26%)     May 1, 2000
  American Century Income &
   Growth(/2/)..................    N/A      N/A       N/A        May 1, 2001
  American Century
   International(/2/)...........    N/A      N/A       N/A        May 1, 2001
  Gabelli Global Growth.........    N/A      N/A     (6.22%)    October 9, 2000
  Goldman Sachs Growth..........    N/A      N/A     (8.49%)      May 1, 2000
  Great Companies--
   AmericaSM(/2/)...............    N/A      N/A       N/A        May 1, 2001
  Great Companies--Global/2.../.    N/A      N/A     (5.01%)    October 9, 2000
  Great Companies--
   TechnologySM(/2/)............    N/A      N/A       N/A        May 1, 2001
  Janus Global (A/T)(/3/).......    N/A      N/A     (22.26%)     May 1, 2000
  NWQ Value Equity..............    N/A      N/A      8.08%       May 1, 2000
  Pilgrim Baxter Mid Cap Growth.    N/A      N/A     (21.00%)     May 1, 2000
  Salomon All Cap...............    N/A      N/A      3.16%       May 1, 2000
  T. Rowe Price Dividend Growth.    N/A      N/A      7.48%       May 1, 2000
  T. Rowe Price Small Cap.......    N/A      N/A     (14.55%)     May 1, 2000
  Van Kampen Emerging
   Growth(/2/)..................    N/A      N/A       N/A        May 1, 2001
  Alliance Growth & Income--
   Class B(/2/).................    N/A      N/A       N/A        May 1, 2001
  Alliance Premier Growth--Class
   B(/2/).......................    N/A      N/A       N/A        May 1, 2001
  Capital Guardian Global(/4/)..  (16.70%)   N/A      3.79%      June 21, 1999
  Capital Guardian U.S.
   Equity(/5/)..................    N/A      N/A     (11.55%)   October 9, 2000
  Capital Guardian Value(/4/)...   3.97%    9.53%     13.05%    January 1, 1995
  Dreyfus Small Cap Value.......   9.33%    15.46%    14.93%    January 1, 1995
  Dreyfus U.S.Government
   Securities...................   8.48%    3.83%     4.32%      June 16, 1995
  Endeavor Asset Allocation.....  (7.36%)   13.03%    14.32%    January 1, 1995
  Endeavor Enhanced Index.......  (12.28%)   N/A      13.78%      May 1, 1997
  Endeavor High Yield...........  (6.48%)    N/A     (3.55%)     June 21, 1999
  Endeavor Janus Growth(/6/)....  (30.47%)  18.86%    22.84%    January 1, 1995
  Jennison Growth(/4/)..........  (12.93%)   N/A      1.83%    December 13, 1996
  T.Rowe Price Equity Income....   10.60%   12.48%    14.14%     June 28, 1995
  T. Rowe Price Growth Stock....  (2.02%)   17.60%    18.74%    April 28, 1995
  T. Rowe Price International
   Stock(/7/)...................  (19.50%)  6.46%     6.85%     January 1, 1995
  Janus Aspen--Aggressive
   Growth--Service Shares.......    N/A      N/A     (26.18%)   October 9, 2000
  Janus Aspen--Strategic Value--
   Service Shares...............    N/A      N/A     (0.14%)    October 9, 2000
  Janus Aspen--Worldwide
   Growth--Service Shares.......    N/A      N/A     (11.25%)   October 9, 2000
  Transamerica VIF Growth.......    N/A      N/A     (17.00%)     May 1, 2000
  Fidelity--VIP Equity-Income--
   Service Class 2..............    N/A      N/A      8.32%       May 1, 2000
  Fidelity--VIP Growth--Service
   Class 2(/2/).................    N/A      N/A       N/A        May 1, 2001
  Fidelity--VIP II
   Contrafund(R)--Service Class
   2............................    N/A      N/A     (7.84.%)     May 1, 2000
  Fidelity--VIP III Growth
   Opportunities--
   Service Class 2..............    N/A      N/A     (15.25%)     May 1, 2000
  Fidelity--VIP III Mid Cap--
   Service Class 2..............    N/A      N/A      11.35%      May 1, 2000

                                TABLE 2--B
                 Non-Standard Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
                        Return of Premium Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                    Inception
                                                      of the
                                   1 Year   5 Year  Subaccount
                                   Ended    Ended       to        Subaccount
  Subaccount                      12/31/00 12/31/00  12/31/00   Inception Date
--------------------------------------------------------------------------------
  Alger Aggressive Growth.......    N/A      N/A     (30.19%)     May 1, 2000
  American Century Income &
   Growth(/2/)..................    N/A      N/A       N/A        May 1, 2001
  American Century
   International(/2/)...........    N/A      N/A       N/A        May 1, 2001
  Gabelli Global Growth.........    N/A      N/A     (6.18%)    October 9, 2000
  Goldman Sachs Growth..........    N/A      N/A     (8.40%)      May 1, 2000
  Great Companies--
   AmericaSM(/2/)...............    N/A      N/A       N/A        May 1, 2001
  Great Companies--Global/2.../.    N/A      N/A     (4.98%)    October 9, 2000
  Great Companies--
   TechnologySM(/2/)............    N/A      N/A       N/A        May 1, 2001
  Janus Global (A/T)(/3/).......    N/A      N/A     (22.18%)     May 1, 2000
  NWQ Value Equity..............    N/A      N/A      8.19%       May 1, 2000
  Pilgrim Baxter Mid Cap Growth.    N/A      N/A     (20.93%)     May 1, 2000
  Salomon All Cap...............    N/A      N/A      3.27%       May 1, 2000
  T. Rowe Price Dividend Growth.    N/A      N/A      7.58%       May 1, 2000
  T. Rowe Price Small Cap.......    N/A      N/A     (14.46%)     May 1, 2000
  Van Kampen Emerging
   Growth(/2/)..................    N/A      N/A       N/A        May 1, 2001
  Alliance Growth & Income--
   Class B(/2/).................    N/A      N/A       N/A        May 1, 2001
  Alliance Premier Growth--Class
   B(/2/).......................    N/A      N/A       N/A        May 1, 2001
  Capital Guardian Global(/4/)..  (16.58%)   N/A      3.94%      June 21, 1999
  Capital Guardian U.S.
   Equity(/5/)..................    N/A      N/A     (11.22%)   October 9, 2000
  Capital Guardian Value(/4/)...   4.12%    9.68%     13.22%    January 1, 1995
  Dreyfus Small Cap Value.......   9.49%    15.64%    15.10%    January 1, 1995
  Dreyfus U.S.Government
   Securities...................   8.64%    3.95%     4.44%      June 16, 1995
  Endeavor Asset Allocation.....  (7.23%)   13.20%    14.49%    January 1, 1995
  Endeavor Enhanced Index.......  (12.15%)   N/A      13.95%      May 1, 1997
  Endeavor High Yield...........  (6.62%)    N/A     (3.69%)     June 21, 1999
  Endeavor Janus Growth(/6/)....  (30.37%)  19.04%    23.02%    January 1, 1995
  Jennison Growth(/4/)..........  (12.80%)   N/A      1.98%    December 13, 1996
  T.Rowe Price Equity Income....   10.77%   12.65%    14.31%     June 28, 1995
  T. Rowe Price Growth Stock....  (1.88%)   17.77%    18.91%    April 28, 1995
  T. Rowe Price International
   Stock(/7/)...................  (19.38%)  6.62%     7.01%     January 1, 1995
  Janus Aspen--Aggressive
   Growth--Service Shares.......    N/A      N/A     (26.16%)   October 9, 2000
  Janus Aspen--Strategic Value--
   Service Shares...............    N/A      N/A     (0.11%)    October 9, 2000
  Janus Aspen--Worldwide
   Growth--Service Shares.......    N/A      N/A     (11.22%)   October 9, 2000
  Transamerica VIF Growth.......    N/A      N/A     (16.92%)     May 1, 2000
  Transamerica VIF Small
   Company(/2/).................    N/A      N/A       N/A        May 1, 2001
  Fidelity--VIP Equity-Income--
   Service Class 2..............    N/A      N/A      8.43%       May 1, 2000
  Fidelity--VIP Growth--Service
   Class 2(/2/).................    N/A      N/A       N/A        May 1, 2001
  Fidelity--VIP II
   Contrafund(R)--Service Class
   2............................    N/A      N/A     (7.75%)      May 1, 2000
  Fidelity--VIP III Growth
   Opportunities--
   Service Class 2..............    N/A      N/A     (15.17%)     May 1, 2000
  Fidelity--VIP III Mid Cap--
   Service Class 2..............    N/A      N/A      11.46%      May 1, 2000

(/1/)These calculations also assume the policy has been in effect for less than eight years and that annuity payments have not commenced. Policies in effect for more than seven years would experience lower mortality and expense risk fees and therefore the yield and/or total return of such policies would be increased. In no event will policies which have reached the annuity commencement date reflect a return based on a mortality and expense risk fee and administrative charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of annuity payments.

(/2/)The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

(/3/)The Alliance Growth & Income Subaccount--Class B, Alliance Premier Growth
     Subaccount-- Class B, Transamerica VIF Small Company Subaccount, Fidelity--VIP Growth Subaccount-- Service Class 2, American Century Income & Growth Subaccount, American Century International Subaccount, Great Companies--AmericaSM Subaccount, Great Companies--TechnologySM Subaccount, and the Van Kampen Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable information is not available.
(/4/)Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.
(/5/)Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.
(/6/)Effective April 30, 1999, shares of the Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount assuming it was invested in the Janus Growth Portfolio.
(/7/)Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower.

Adjusted Historical Performance Data. AUSA Life may present historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 3 below, AUSA Life may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.

The following information is based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 2000, were as follows:

                                TABLE 3--A

   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
                          Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.55%)

--------------------------------------------------------------------------------
                                                                Corresponding
                                                                  Portfolio
                                                   10 Year        Inception
  Portfolio                       1 Year  5 Year or Inception        Date
--------------------------------------------------------------------------------
  Alger Aggressive Growth......  (32.38%) 17.02%    16.88%      March 1, 1994
  American Century Income &
   Growth......................    N/A     N/A       N/A         May 1, 2001
  American Century
   International...............    N/A     N/A       N/A         May 1, 2001
  Gabelli Global Growth........    N/A     N/A     (9.46%)    September 1, 2000
  Goldman Sachs Growth.........  (9.43%)   N/A      3.18%        May 3, 1999
  Great Companies--AmericaSM...    N/A     N/A      12.64%       May 1, 2000
  Great Companies--Global/2../.    N/A     N/A     (15.04%)   September 1, 2000
  Great Companies--
   TechnologySM................    N/A     N/A     (33.33%)      May 1, 2000
  Janus Global (A/T)(/2/)......  (18.80%) 20.86%    19.31%     December 3, 1992
  NWQ Value Equity.............   13.44%   N/A      9.96%        May 1, 1996
  Pilgrim Baxter Mid Cap
   Growth......................  (15.70%)  N/A      26.85%       May 3, 1999
  Salomon All Cap..............   16.51%   N/A      18.83%       May 3, 1999
  T. Rowe Price Dividend
   Growth......................   8.19%    N/A     (0.51%)       May 3, 1999
  T. Rowe Price Small Cap......  (9.85%)   N/A      13.57%       May 3, 1999
  Van Kampen Emerging Growth...  (15.16%) 26.57%    23.63%       May 1, 1993
  Alliance Growth & Income--
   Class B.....................   11.86%   N/A      7.93%        June 1, 1999
  Alliance Premier Growth--
   Class B.....................  (18.08%)  N/A     (5.52%)      July 14, 1999
  Capital Guardian Global......  (16.70%)  N/A      8.69%      February 3, 1998
  Capital Guardian U.S. Equity.    N/A     N/A     (11.55%)    October 9, 2000
  Capital Guardian Value.......   3.97%   9.53%     10.80%       May 27, 1993
  Dreyfus Small Cap Value......   9.33%   15.46%    12.50%       May 4, 1993
  Dreyfus U.S.Government
   Securities..................   8.48%   3.83%     4.68%        May 13, 1994
  Endeavor Asset Allocation....  (7.36%)  13.03%    11.51%      April 8, 1991
  Endeavor Enhanced Index......  (12.28%)  N/A      13.78%       May 1, 1997
  Endeavor High Yield..........  (6.62%)   N/A     (2.59%)       June 1, 1998
  Endeavor Janus Growth........  (30.47%)  N/A     (3.68%)       May 1, 1999
  Jennison Growth..............  (12.93%)  N/A      1.77%     November 18, 1996
  T.Rowe Price Equity Income...   10.60%  12.48%    15.02%     January 3, 1995
  T. Rowe Price Growth Stock...  (2.02%)  17.60%    20.37%     January 3, 1995
  T. Rowe Price International
   Stock(/3/)..................  (19.50%) 6.46%     4.88%       April 8, 1991
  Janus Aspen--Aggressive
   Growth--Service Shares(/4/).  (29.67%) 19.16%    21.05%    Septembr 13, 1993
  Janus Aspen--Strategic
   Value--Service Shares(/4/)..    N/A     N/A     (0.62%)       May 1, 2000
  Janus Aspen--Worldwide
   Growth--Service Shares(/4/).  (17.71%) 20.95%    20.26%    September 13, 1993
  Transamerica VIF Growth(/5/).  (11.06%) 25.35%   25.05%+    February 26, 1969
  Transamerica VIF Small
   Company.....................    N/A     N/A       N/A         May 1, 2001
  Fidelity--VIP Equity-Income--
   Service Class 2(/6/)........   6.48%   11.67%   15.51%+     October 9, 1986
  Fidelity--VIP Growth--Service
   Class 2(/6/)................  (12.59%) 17.40%   18.17%+     October 9, 1986
  Fidelity--VIP II
   Contrafund(R)--Service Class
   2(/6/)......................  (8.26%)  15.93%    19.31%     January 3, 1995
  Fidelity--VIP III Growth
   Opportunities--
   Service Class 2(/6/)........  (18.54%) 8.86%     12.22%     January 3, 1995
  Fidelity--VIP III Mid Cap--
   Service Class 2(/2/)........   31.32%   N/A      40.67%    December 28, 1998

 + Ten Year Date

                                TABLE 3--B

   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
                        Return of Premium Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                                Corresponding
                                                     10 Year      Portfolio
                                                       or         Inception
  Portfolio                          1 Year  5 Year Inception        Date
--------------------------------------------------------------------------------
  Alger Aggressive Growth.........  (32.28%) 17.19%  17.06%     March 1, 1994
  American Century Income &
   Growth.........................    N/A     N/A      N/A       May 1, 2001
  American Century International..    N/A     N/A      N/A       May 1, 2001
  Gabelli Global Growth...........    N/A     N/A    (9.42%)  September 1, 2000
  Goldman Sachs Growth............  (9.29%)   N/A     3.33%      May 3, 1999
  Great Companies--AmericaSM......    N/A     N/A    12.76%      May 1, 2000
  Great Companies--Global/2...../.    N/A     N/A   (15.00%)  September 1, 2000
  Great Companies--TechnologySM...    N/A     N/A   (33.26%)     May 1, 2000
  Janus Global (A/T)(/2/).........  (18.68%) 21.04%  19.48%    December 3, 1992
  NWQ Value Equity................   13.61%   N/A    10.12%      May 1, 1996
  Pilgrim Baxter Mid Cap Growth...  (15.58%)  N/A    27.03%      May 3, 1999
  Salomon All Cap.................   16.68%   N/A    19.01%      May 3, 1999
  T. Rowe Price Dividend Growth...   8.35%    N/A    (0.36%)     May 3, 1999
  T. Rowe Price Small Cap.........  (9.72%)   N/A    13.74%      May 3, 1999
  Van Kampen Emerging Growth......  (15.03%) 26.76%  23.81%     March 1, 1993
  Alliance Growth & Income--Class
   B..............................   12.02%   N/A     8.09%      June 1, 1999
  Alliance Premier Growth--Class
   B..............................  (17.96%)  N/A    (5.38%)    July 14, 1999
  Capital Guardian Global.........  (16.58%)  N/A     8.85%    February 3, 1998
  Capital Guardian U.S. Equity....    N/A     N/A   (11.22%)   October 9, 2000
  Capital Guardian Value..........   4.12%   9.68%   10.95%      May 27, 1993
  Dreyfus Small Cap Value.........   9.49%   15.64%  12.37%      May 4, 1993
  Dreyfus U.S.Government
   Securities.....................   8.64%   3.95%    4.81%      May 13, 1994
  Endeavor Asset Allocation.......  (7.23%)  13.20%  11.68%     April 8, 1991
  Endeavor Enhanced Index.........  (12.15%)  N/A    13.95%      May 1, 1997
  Endeavor High Yield.............  (6.48%)   N/A    (2.44%)     June 1, 1998
  Endeavor Janus Growth...........  (30.37%)  N/A    (3.53%)     May 1, 1999
  Jennison Growth.................  (12.80%)  N/A     1.92%   November 18, 1996
  T.Rowe Price Equity Income......   10.77%  12.65%  15.19%    January 3, 1995
  T. Rowe Price Growth Stock......  (1.88%)  17.77%  20.54%    January 3, 1995
  T. Rowe Price International
   Stock(/3/).....................  (19.38%) 6.62%    5.03%     April 8, 1991
  Janus Aspen - Aggressive
   Growth--Service Shares(/4/)....  (29.56%) 19.34%  21.23%   September 13, 1993
  Janus Aspen - Strategic Value--
   Service Shares(/4/)............    N/A     N/A    (0.52%)     May 1, 2000
  Janus Aspen--Worldwide Growth--
   Service Shares(/4/)............  (17.59%) 21.13%  20.44%   September 13, 1993
  Transamerica VIF Growth(/5/)....  (10.93%) 25.53%  25.23%+  February 26, 1969
  Transamerica VIF Small Company..    N/A     N/A      N/A       May 1, 2001
  Fidelity--VIP Equity-Income--
   Service Class 2(/6/)...........   6.64%   11.84%  15.68%+   October 9, 1986
  Fidelity--VIP Growth - Service
   Class 2(/6/)...................  (12.46%) 17.57%  18.34%+   October 9, 1986
  Fidelity--VIP II Contrafund(R)--
   Service Class 2(/6/)...........  (8.12%)  16.10%  19.48%    January 3, 1995
  Fidelity--VIP III Growth
   Opportunities--
   Service Class 2(/6/)...........  (18.42%) 9.03%   12.38%    January 3, 1995
  Fidelity--VIP III Mid Cap -
    Service Class 2(/6/)..........   31.52%   N/A    40.88%   December 28, 1998

 + Ten Year Date

(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the Inception of the Portfolio.

(/2/)The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, if an owner surrenders all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest in this portfolio.
(/3/)Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.

(/4/)Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(/5/)The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
(/6/)Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower.

                       STATEMENT OF ADDITIONAL INFORMATION


                         AUSA LANDMARK VARIABLE ANNUITY
                    (FORMERLY THE ENDEAVOR VARIABLE ANNUITY)


                                 Issued through


                             SEPARATE ACCOUNT VA BNY
                (FORMERLY AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT)


                                   Offered by

                        AUSA LIFE INSURANCE COMPANY, INC.

                                666 Fifth Avenue
                            New York, New York 10103


This Statement of Additional Information expands upon subjects discussed in the current prospectus for the AUSA Landmark Variable Annuity offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). You may obtain a copy of the prospectus dated May 1, 2001, by calling 1-800-525-6205, or by writing to the Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.


This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.



Dated: May 1, 2001


                                TABLE OF CONTENTS

                                                                                    Page
GLOSSARY OF TERMS..............................................................       3
THE POLICY--GENERAL PROVISIONS.................................................       5
     Owner.....................................................................       5
     Entire Policy.............................................................       5
     Misstatement of Age or Sex................................................       5
     Addition, Deletion, Substitution of Investments...........................       6
     Reallocation of Annuity Units After the Annuity Commencement Date.........       6
     Annuity Payment Options...................................................       6
     Death Benefit.............................................................       7
     Death of Owner............................................................       9
     Assignment................................................................       9
     Evidence of Survival......................................................      10
     Non-Participating.........................................................      10
     Amendments................................................................      10
     Employee and Agent Purchases..............................................      10
CERTAIN FEDERAL INCOME TAX CONSEQUENCES........................................      10
     Tax Status of the Policy..................................................      10
     Taxation of AUSA Life.....................................................      14
INVESTMENT EXPERIENCE..........................................................      14
     Accumulation Units........................................................      14
     Annuity Unit Value and Annuity Payment Rates..............................      15
HISTORICAL PERFORMANCE DATA....................................................      17
     Money Market Yields.......................................................      17
     Other Subaccount Yields...................................................      18
     Total Returns.............................................................      18
     Other Performance Data....................................................      19
     Adjusted Historical Performance Data......................................      19
PUBLISHED RATINGS..............................................................      19
STATE REGULATION OF AUSA LIFE..................................................      20
RECORDS AND REPORTS............................................................      20
DISTRIBUTION OF THE POLICIES...................................................      20
VOTING RIGHTS..................................................................      20
OTHER PRODUCTS.................................................................      21
CUSTODY OF ASSETS..............................................................      21
LEGAL MATTERS..................................................................      21
INDEPENDENT AUDITORS...........................................................      21
OTHER INFORMATION..............................................................      21
FINANCIAL STATEMENTS...........................................................      22

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by AUSA Life. In no event will this date be later than the last day of the policy month following annuitant's 90th birthday.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each additional variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The policy value less the surrender charge, service charge, and premium tax charge, if any.

Code--The Internal Revenue Code of 1986, as amended.


Excess Premium Surrenders--The amount of a premium payment surrender which is more than the amount that may be taken free from surrender charge.


Fixed Account--A part of the general account of AUSA Life. General account assets consist of all of the assets of AUSA Life that are not in separate accounts.

Guaranteed Period Option--The one year guaranteed interest rate period of the fixed account, which AUSA Life may offer, into which premiums may be paid or amounts transferred.

Nonqualified Policy--A policy other than a qualified policy.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the application or other information.


Policy Value--The policy form refers to this as "annuity purchase value." The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:

 .    the premiums paid; minus
 .    partial surrenders taken; plus
 .    interest credited in the fixed account; plus
 .    accumulated gains in the separate account; minus
 .    losses in the separate account; minus
 .    any applicable service charges, premium taxes, and transfer fees.


Policy Year--A policy year begins on the date of issue and on each policy anniversary.

Premium Payment--An amount paid to AUSA Life by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment.


Separate Account--Separate Account VA BNY, formerly AUSA Endeavor Variable Annuity Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.


Service Charge--An annual charge on each policy anniversary for policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the policy value or $35.

Service Office--Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Subaccount--A subdivision within the separate account the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--A percentage of each excess premium surrender, which is deducted by AUSA Life upon full or partial surrender from the policy. The surrender charge percentage ranges from 7% to 0% depending upon the length of time from the date of each premium payment to the date of surrender.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request--Written notice, signed by the owner, that gives AUSA Life the information it requires and is received at the service office. For some transactions, AUSA Life may accept an electronic notice. Such electronic notice must meet the requirements AUSA Life establishes for such notices. Telephone instructions are not permitted.

In order to supplement the description in the prospectus, the following provides additional information about AUSA Life and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with AUSA Life's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner predeceases the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, the owner's estate will become the owner.

Note carefully. If the owner does not name a contingent owner, the owner's
---------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless AUSA Life has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by AUSA Life.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment AUSA Life has made or action AUSA Life has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of the owner's death.

Entire Policy

The policy, any endorsements thereon, and the applications constitute the entire contract between AUSA Life and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, AUSA Life will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by AUSA Life shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by AUSA Life due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to AUSA Life.

Addition, Deletion, or Substitution of Investments

AUSA Life cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. AUSA Life retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. AUSA Life reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in AUSA Life's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of AUSA Life, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by AUSA Life. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. AUSA Life may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, AUSA Life will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, AUSA Life will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, AUSA Life also may transfer the assets of the separate account associated with the policies to another account or accounts.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, AUSA Life reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to AUSA Life's service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by AUSA Life at its service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount AUSA Life has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells AUSA Life in writing and AUSA Life agrees.

Variable Payment Options. The dollar amount of the first variable annuity
-------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable
--------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

  Annuity Commencement Date                           Adjusted Age
  -------------------------                           ------------
      Before 2001                                     Actual Age
      2001-2010                                    Actual Age minus 1
      2011-2020                                    Actual Age minus 2
      2021-2030                                    Actual Age minus 3
      2031-2040                                    Actual Age minus 4
      After 2040                                   Actual Age minus 5


This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments
----------------------------------------------
other than the first are calculated using annuity units and are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount as of the first business day of each month.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
---------------------------
is reduced due to an adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender in the guaranteed minimum death benefit is the sum of (1) and (2), where:
(1)  The surrender-charge-free surrender amount taken; and
(2) The amount that an excess partial surrender (the portion of a surrender that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:
     (a) is the amount of the death benefit prior to the excess partial surrender; and

     (b)  is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

-----------------------------------------------------------------------------------------------------------------
                                                   Example 1
-----------------------------------------------------------------------------------------------------------------
 $75,000       current guaranteed minimum death benefit before surrender
-----------------------------------------------------------------------------------------------------------------
 $50,000       current policy value before surrender
-----------------------------------------------------------------------------------------------------------------
 $75,000       current death benefit (larger of policy value and guaranteed minimum death benefit)
-----------------------------------------------------------------------------------------------------------------
 6%            current surrender charge percentage
-----------------------------------------------------------------------------------------------------------------
 $15,000       requested surrender
-----------------------------------------------------------------------------------------------------------------
 $ 5,000       surrender charge-free amount (assumes 10% free percentage is available)
-----------------------------------------------------------------------------------------------------------------
 $10,000       excess partial surrender -- (amount subject to surrender charge)
-----------------------------------------------------------------------------------------------------------------
 $   600       surrender charge on (excess partial surrender) = 0.06 * 10,000
-----------------------------------------------------------------------------------------------------------------
 $10,600       reduction in policy value due to excess partial surrender = 10,000 + 600
-----------------------------------------------------------------------------------------------------------------
 $20,000       adjusted partial surrender = $5,000+ $10,000 * (75,000/50,000)
-----------------------------------------------------------------------------------------------------------------
 $55,000       new guaranteed minimum death benefit (after surrender) = 75,000 - 20,000
-----------------------------------------------------------------------------------------------------------------
 $34,400       new policy value (after surrender) = 50,000 - 5,000 - 10,600
-----------------------------------------------------------------------------------------------------------------

Summary:
--------
Reduction in guaranteed minimum death benefit           = $20,000
Reduction in policy value                               = $15,600


Note, the guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.


-----------------------------------------------------------------------------------------------------------------
                                                   Example 2
-----------------------------------------------------------------------------------------------------------------
 $50,000       current guaranteed minimum death benefit before surrender
-----------------------------------------------------------------------------------------------------------------
 $75,000       current policy value before surrender
-----------------------------------------------------------------------------------------------------------------
 $75,000       current death benefit (larger of policy value and guaranteed minimum death benefit)
-----------------------------------------------------------------------------------------------------------------
 6%            current surrender charge percentage
-----------------------------------------------------------------------------------------------------------------
 $15,000       requested surrender
-----------------------------------------------------------------------------------------------------------------
 $ 7,500       surrender charge-free amount (assumes 10% free percentage is available)
-----------------------------------------------------------------------------------------------------------------
 $ 7,500       excess partial surrender--(amount subject to surrender charge)
-----------------------------------------------------------------------------------------------------------------
 $   450       surrender charge on (excess partial surrender) = 0.06 * 7,500
-----------------------------------------------------------------------------------------------------------------
 $ 7,950       reduction in policy value due to excess partial surrender = 7,500 + 450
-----------------------------------------------------------------------------------------------------------------
 $15,450       adjusted partial surrender = $7,500 + $7,950 * (75,000/75,000)
-----------------------------------------------------------------------------------------------------------------
 $34,550       new guaranteed minimum death benefit (after surrender) = 50,000 - 15,450
-----------------------------------------------------------------------------------------------------------------
 $59,550       new policy value (after surrender) = 75,000 - 7,500 - 7,950
-----------------------------------------------------------------------------------------------------------------

Summary:
--------
Reduction in the guaranteed minimum death benefit           = $15,450
Reduction in policy value                                   = $15,450

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to AUSA Life will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as AUSA Life has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If the annuitant was the owner, and the beneficiary was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the policy value. If the successor owner is not the deceased owner's spouse, however, the policy value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

Beneficiary. The beneficiary designation in the application will remain in
------------
effect until changed. The owner may change the designated beneficiary by sending written notice to AUSA Life. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary .) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by AUSA Life. AUSA Life will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on AUSA Life until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. AUSA Life assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with AUSA Life, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership of qualified policies is restricted to comply with the Code.

Evidence of Survival

AUSA Life reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until AUSA Life receives such evidence.

Non-Participating

The policy will not share in AUSA Life's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by AUSA Life and approved by one of AUSA Life's officers. No registered representative has authority to change or waive any provision of the policy.

AUSA Life reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of AUSA Life or its affiliated companies or their spouse or minor children. In such a case, AUSA Life may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs AUSA Life experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. AUSA Life may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which AUSA Life is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Distribution Requirements. The Code requires that nonqualified policies contain
--------------------------
specific provisions for distribution of policy proceeds upon the death of the owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in Section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner, and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Diversification Requirements. Section 817(h) of the Code provides that in order
-----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. AUSA Life has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
--------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, AUSA Life does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. AUSA Life therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.


Withholding. The portion of any distribution under a policy that is includable
------------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies , "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types
-------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

AUSA Life makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.


Individual Retirement Annuities. In order to qualify as a traditional individual
--------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and
(vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
------------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
---------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a)
-------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
----------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-government Section 457 plans all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
--------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of AUSA Life

AUSA Life at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of AUSA Life and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. AUSA Life does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by AUSA Life with respect to the separate account, AUSA Life may make a charge to that account.

                              INVESTMENT EXPERIENCE

An "investment experience factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

For the separate account, an index (the "investment experience factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The investment experience factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The Net Investment Performance of a subaccount and deduction of certain charges affects the accumulation unit value.

The investment experience factor for any subaccount for any valuation period is determined by dividing (a) by (b), and subtracting (c) from the result, where:
(a) is the net result of:
     (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
     (2) The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
     (3) a per share credit or charge for any taxes determined by AUSA Life to have resulted from the investment operations of the subaccount and for which it has created a reserve;
(b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c) is the charge for mortality and expense risk during the valuation period equal on an annual basis to X percent of the daily net asset value of the subaccount, where "X" depends on the Death Benefit Option and policy year, plus the 0.15% annual administrative charge.

              Illustration of Accumulation Unit Value Calculations

   Formula and Illustration for Determining the Investment Experience Factor (Assumes the Return of Premium Death Benefit is still in effect and that the policy is within the first seven policy years.)

Investment Experience Factor = (A + B - C) - E
                               -----------
                                    D

       Where: A=The net asset value of an underlying fund share as of the end of the current valuation period.
                Assume....................................... A = $11.57

              B=The per share amount of any dividend or capital gains
                distribution since the end of the immediately preceding valuation period.
                Assume....................................... B = 0

              C=The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                Assume....................................... C = 0

              D=The net asset value of an underlying fund share at the end of the immediately preceding valuation period.
                Assume....................................... D = $11.40

              E=The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.40% on an annual basis. On a daily basis= 0.0000380909

Then, the investment experience factor = (11.57 + 0 - 0) - 0.0000380909 =
Z = 1.0148741898                          -------------
                                             11.40

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

       Where: A=The accumulation unit value for the immediately preceding valuation period.
                Assume................................  = $X

              B=The net investment factor for the current valuation period.
                Assume................................  = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

For the separate account, the amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the Assumed Investment Return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the Assumed Investment Return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. For the separate account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
(a) is the variable annuity unit value on the immediately preceding business day;
(b) is the net investment factor of the valuation period; and
(c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of 0.99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

               Illustration of Calculations for Annuity Unit Value
                          and Variable Annuity Payments

           Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A  *  B  *  C

       Where: A=Annuity unit value for the immediately preceding valuation period.
                Assume.......................................... = $ X

              B=Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.
                Assume...........................................= Y

              C=A factor to neutralize the Assumed Investment Return of 5%
                built into the annuity tables used.
                Assume...........................................= Z

                Then, the annuity unit value is:              $ X * Y * Z = $ Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         -----
                                        $1,000

       Where: A=The policy value as of the annuity commencement date.
                Assume............................ .= $X

              B=The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
                Assume...........................  .= $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                    1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units =    A
                             -
                             B

       Where: A=The dollar amount of the first monthly variable annuity payment.
                Assume....................................... .= $X

              B=The annuity unit value for the valuation date on which the first monthly payment is due.
                Assume....................................... .= $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

                           HISTORICAL PERFORMANCE DATA

Money Market Yields

AUSA Life may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

                  Current Yield = ((NCS - ES)/UV) * (365/7)

Where:
NCS = The net change in the
      value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES  = Per unit expenses of the subaccount for the 7-day period.
UV  = The unit value on the first day of the 7-day period.


Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of premium surrendered based on the policy year since payment of the premium.

AUSA Life may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:
NCS = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES  = Per unit expenses of the subaccount for the 7-day period.
UV  = The unit value on the first day of the 7-day period.

The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2000, the yield of the Endeavor Money Market Subaccount was 4.405%, and the effective yield was 4.504% for the Annual Step-Up Death Benefit. For the seven days ended December 31, 2000, the yield of the Endeavor Money Market Subaccount was 4.546%, and the effective yield was 4.650% for the Return of Premium Death Benefit.

Other Subaccount Yields

AUSA Life may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

                 Yield = 2 * ((((NI - ES)/(U - UV)) + 1)6 - 1)

Where:
NI  = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES  = Expenses of the subaccount for the 30-day period.
U   = The average number of units outstanding.
UV = The unit value at the close (highest) of the last day in the 30-day period.


Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of the excess premium surrender based on the number of years since payment of the premium.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

AUSA Life may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values, which AUSA Life calculates on each business day, based on the performance of the separate account's underlying portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                 P(1 + T)N = ERV

Where:
T   = The average annual total return net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P   = A hypothetical initial payment of $1,000.
N   = The number of years in the period.

Other Performance Data

AUSA Life may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except assuming that the surrender charge percentage will be 0%.

AUSA Life may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                                CTR = (ERV / P)-1

Where:
CTR = The cumulative total return net of subaccount recurring charges for the period.
ERV = The ending redeemable value of the hypothetical investment at the end of the period.
P   = A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                                PUBLISHED RATINGS


AUSA Life may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of AUSA Life. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of AUSA Life as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Fitch Financial Ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                         STATE REGULATION OF AUSA LIFE

AUSA Life is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of AUSA Life for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine AUSA Life's contract liabilities and reserves so that the Department may determine the items are correct. AUSA Life's books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, AUSA Life is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS


All records and accounts relating to the separate account will be maintained by AUSA Life. As presently required by the 1940 Act and regulations promulgated thereunder, AUSA Life will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and AUSA Life does not anticipate discontinuing the offering of the policies, however, AUSA Life reserves the right to do so.


AFSG Securities Corporation, an affiliate of AUSA Life, is the principal underwriter of the policies and may enter into agreements with broker/dealers for the distribution of the policies. During 2000, 1999 and 1998 the amount paid to AFSG Securities Corporation was $763,699.10, $310,880.08 and $202,758.60,
respectively. Prior to May 1, 1998, AEGON USA Securities, Inc. (also an affiliate of AUSA Life) was the principal underwriter. During 1998 and 1997, the amount paid to AEGON USA Securities, Inc. and/or broker/dealers for their services was $412,538.27 and $1,430,319.48, respectively.

                                 VOTING RIGHTS

To the extent required by law, AUSA Life will vote the underlying funds' shares held by the separate account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result AUSA Life determines that it is permitted to vote the underlying funds' shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. AUSA Life will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by AUSA Life in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

AUSA Life may make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

The assets of each of the subaccounts are held by AUSA Life. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from AUSA Life's general account assets. AUSA Life maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by AUSA Life's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of AUSA Life.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice for AUSA Life relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS


The statutory-basis financial statements and schedules of AUSA Life as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of subaccounts of the AUSA Endeavor Variable Annuity Account (now known as Separate Account VA BNY), which are available for investment by The Endeavor Variable Annuity (now known as the AUSA Landmark Variable Annuity), contract owners as of December 31, 2000, and for each of the two years in the period then ended, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309.

                               OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS


The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of the AUSA Endeavor Variable Annuity Account (now known as Separate Account VA BNY), which are available for investment by The Endeavor Variable Annuity (now known as the AUSA Landmark Variable Annuity) contract owners, are contained herein. The statutory-basis financial statements of AUSA Life, which are included in this SAI, should be considered only as bearing on the ability of AUSA Life to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                     Financial Statements - Statutory Basis

                       AUSA Life Insurance Company, Inc.

                  Years ended December 31, 2000, 1999 and 1998
                      with Report of Independent Auditors

                       AUSA Life Insurance Company, Inc.

                     Financial Statements - Statutory Basis


                  Years ended December 31, 2000, 1999 and 1998



                                    Contents
Report of Independent Auditors......................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis....................................   3
Statements of Operations - Statutory Basis..........................   5
Statements of Changes in Capital and Surplus - Statutory Basis......   6
Statements of Cash Flow - Statutory Basis...........................   7
Notes to Financial Statements - Statutory Basis.....................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties..  30
Supplementary Insurance Information.................................  31
Reinsurance.........................................................  33

                         Report of Independent Auditors



The Board of Directors
AUSA Life Insurance Company, Inc.


We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                        /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2001

                       AUSA Life Insurance Company, Inc.

                        Balance Sheets - Statutory Basis
                 (Dollars in thousands, except per share data)




                                                                       December 31
                                                                  2000            1999
                                                             ----------------------------
Admitted assets
Cash and invested assets:
 Bonds                                                        $ 3,965,483     $ 3,864,509
 Stocks:
  Preferred                                                         6,789           6,789
  Common, at market (cost: $128,329 in 2000 and
  $14 in 1999)                                                    129,090               2
 Mortgage loans on real estate                                    431,456         449,603
 Real estate acquired in satisfaction of debt, at cost
  less accumulated depreciation ($1,239 in 1999)                        -          16,865

 Policy loans                                                       3,205           3,276
 Cash and short-term investments                                   43,219          81,390
 Other invested assets                                              9,805          62,759
 Short-term notes receivable from affiliates                      134,200         136,300
                                                             ----------------------------
Total cash and invested assets                                  4,723,247       4,621,493

Receivable from affiliates                                          4,782          17,851
Premiums deferred and uncollected                                   6,439           6,572
Accrued investment income                                          62,225          58,103
Federal income taxes recoverable                                    3,383               -
Other assets                                                        2,909          14,901
Separate account assets                                         6,875,525       6,881,195
                                                             ----------------------------
Total admitted assets                                         $11,678,510     $11,600,115
                                                             ============================

                                                                    December 31
                                                                  2000            1999
                                                              ---------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $   160,396     $   138,147
  Annuity                                                         686,560         796,401
  Accident and health                                              16,475          16,432
 Policy and contract claim reserves:
  Life                                                              3,227           5,004
  Accident and health                                               8,122           8,190
 Other policyholders' funds                                     3,276,386       3,145,632
 Remittances and items not allocated                               72,542          44,643
 Asset valuation reserve                                           90,589          82,997
 Interest maintenance reserve                                      10,788          27,244
 Deferred interest on assets purchased                                642             733
 Payable under assumption reinsurance agreement                    27,735          39,118
 Other liabilities                                                 10,816          23,566
 Federal income taxes payable                                           -           4,507
 Separate account liabilities                                   6,863,726       6,874,006
                                                              ---------------------------
 Total liabilities                                              11,228,004      11,206,620

Capital and surplus:
 Common stock, $125 par value, 20,000 shares authorized,
  issued and outstanding                                            2,500           2,500

 Paid-in surplus                                                  319,180         319,180
 Special surplus funds                                              2,169           2,017
 Unassigned surplus                                               126,657          69,798
                                                              ---------------------------
Total capital and surplus                                         450,506         393,495
                                                              ---------------------------
Total liabilities and capital and surplus                     $11,678,510     $11,600,115
                                                              ===========================



See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)

                                                                 Year ended December 31
                                                            2000              1999              1998
                                                       ----------------------------------------------
Revenue:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                 $   43,850        $   48,276        $   22,664
  Annuity                                               1,529,202         1,475,991         1,132,120
  Accident and health                                      30,541            29,748            32,869
 Net investment income                                    330,718           325,049           345,660
 Amortization of interest maintenance reserve                 544             4,078             6,116
 Commissions and expense allowances on
  reinsurance ceded                                           453               424               302

 Separate account fee income                               58,734            51,872            43,525
 Other income                                               1,755             5,531                 -
                                                       ----------------------------------------------

                                                        1,995,797         1,940,969         1,583,256
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                    32,059            32,871            32,464
  Surrender benefits                                    1,631,618         1,937,450         1,117,653
  Other benefits                                           25,993            21,747            20,886
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                    22,249            29,016             5,762
   Annuity                                               (109,841)          (71,893)          (42,781)
   Accident and health                                         43                16              (131)
   Other                                                    2,362               778               (67)
  Increase (decrease) in liability for premium
   and other deposit type funds                           128,146          (122,644)           85,461
                                                       -----------------------------------------------
                                                        1,732,629         1,827,341         1,219,247
 Insurance expenses:
  Commissions                                              48,590            50,265            69,009
  General insurance expenses                               58,850            58,034            95,169
  Taxes, licenses and fees                                  1,771             1,836             1,466
  Net transfers to (from) separate accounts                69,726           (79,470)          174,435
  Other                                                       (44)              (16)              978
                                                       ----------------------------------------------
                                                          178,893            30,649           341,057
                                                -----------------------------------------------------
                                                        1,911,522         1,857,990         1,560,304
                                                -----------------------------------------------------
 Gain from operations before federal income tax
   expense and net realized capital gains on
   investments                                             84,275            82,979            22,952

Federal income tax expense                                 20,713             7,976             4,021
                                                -----------------------------------------------------

Gain from operations before net realized
 capital gains on investments                              63,562            75,003            18,931

Net realized capital gains on investments (net
 of related federal income taxes and amounts
 transferred to interest maintenance reserve)               1,023            11,471             3,770
                                                -----------------------------------------------------
Net income                                             $   64,585        $   86,474        $   22,701
                                                =====================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                      Statements of Changes in Capital and
                           Surplus - Statutory Basis
                             (Dollars in thousands)



                                                                             Special       Unassigned           Total
                                                    Common     Paid-in       Surplus        Surplus          Capital and
                                                    Stock      Surplus        Funds        (Deficit)           Surplus
                                                   ---------------------------------------------------------------------
Balance at January 1, 1998                         $2,500      $319,180       $1,607        $(22,979)         $300,308
 Net income                                             -             -          220          22,481            22,701
 Change in net unrealized capital gains
  (losses)                                              -             -            -           4,439             4,439
 Change in non-admitted assets                          -             -            -            (291)             (291)
 Change in liability for reinsurance in
  unauthorized companies                                -             -            -              18                18
 Change in asset valuation reserve                      -             -            -         (16,753)          (16,753)
 Net change in separate account surplus                 -             -            -             824               824
 Dividend to stockholder                                -             -            -          (8,000)           (8,000)
                                                   ---------------------------------------------------------------------
Balance at December 31, 1998                        2,500       319,180        1,827         (20,261)          303,246
 Net income                                             -             -          190          86,284            86,474
 Change in net unrealized capital gains
  (losses)                                              -             -            -          (2,666)           (2,666)
 Change in non-admitted assets                          -             -            -           8,957             8,957
 Change in liability for reinsurance in
  unauthorized companies                                -             -            -            (394)             (394)
 Change in asset valuation reserve                      -             -            -           1,080             1,080
 Net change in separate account surplus                 -             -            -          (3,202)           (3,202)
                                                   ---------------------------------------------------------------------
Balance at December 31, 1999                        2,500       319,180        2,017          69,798           393,495
 Net income                                             -             -          152          64,433            64,585
 Change in net unrealized capital gains
  (losses)                                              -             -            -            (540)             (540)
 Change in non-admitted assets                          -             -            -             683               683
 Change in liability for reinsurance in
  unauthorized companies                                -             -            -             383               383
 Change in asset valuation reserve                      -             -            -          (7,592)           (7,592)
 Net change in separate account surplus                 -             -            -            (508)             (508)
Balance at December 31, 2000                       $2,500      $319,180       $2,169        $126,657          $450,506
                                                   ===================================================================



See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                   Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)



                                                                               Year ended December 31
                                                                        2000               1999               1998
                                                                   --------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance               $ 1,605,067        $ 1,569,443        $ 1,191,035
Net investment income                                                   318,749            343,327            353,054
Life and accident and health claims                                     (33,955)           (34,919)           (33,979)
Surrender benefits and other fund withdrawals                        (1,631,618)        (1,937,450)        (1,117,653)
Other benefits to policyholders                                         (25,942)           (21,733)           (20,876)
Commissions, other expenses and other taxes                            (125,571)          (125,507)          (169,784)
Net transfers (to) from separate account                                (13,323)           131,083           (130,976)
Federal income taxes paid                                               (28,602)            (2,942)            (5,558)
Other, net                                                               79,621            (26,319)            (3,806)
                                                                   --------------------------------------------------
Net cash provided by (used in) operating activities                     144,426           (105,017)            61,457

Investing activities
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks                                           1,602,375          1,843,152          1,381,784
 Common stocks                                                                -             55,050                164
 Mortgage loans on real estate                                           76,779            144,620            138,723
 Real estate                                                             19,110             46,449             22,067
 Other                                                                   31,740              3,847                (21)
                                                                   --------------------------------------------------
                                                                      1,730,004          2,093,118          1,542,717
Cost of investments acquired:
 Bonds and preferred stocks                                          (1,729,272)        (1,588,268)        (1,554,838)
 Common stocks                                                         (128,316)           (55,050)                 -
 Mortgage loans on real estate                                          (56,253)          (178,473)           (51,862)
 Real estate                                                               (703)           (27,721)              (561)
 Policy loans                                                                71                (95)              (135)
 Other                                                                     (228)             7,731              5,756
                                                                   --------------------------------------------------
                                                                     (1,914,701)        (1,841,876)        (1,601,640)
                                                                   --------------------------------------------------
Net cash provided by (used in) investing activities                    (184,697)           251,242            (58,923)

Financing activities
Receipt (issuance) of intercompany notes, net                             2,100           (125,900)            (1,600)
Dividends to stockholders                                                     -                  -             (8,000)
Net cash provided by (used in) financing activities                       2,100           (125,900)            (9,600)
                                                                   --------------------------------------------------
Increase (decrease) in cash and short-term investments                  (38,171)            20,325             (7,066)

Cash and short-term investments at beginning of year                     81,390             61,065             68,131
                                                                   --------------------------------------------------
Cash and short-term investments at end of year                      $    43,219        $    81,390        $    61,065
                                                                   ==================================================



See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                               December 31, 2000



1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is 82 percent owned by First AUSA Life Insurance Company ("First AUSA"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), and 18 percent owned by Veterans Life Insurance Company, an indirect wholly-owned subsidiary of AEGON. AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation ("Dreyfus"), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

On October 1, 1998, the Company completed a merger with First Providian Life and Health Insurance Company ("FPLH"), an indirect wholly-owned subsidiary of Commonwealth General Corporation which, in turn, is an indirect wholly-owned subsidiary of AEGON, whereby FPLH was merged directly into the Company. This merger was accounted for as a statutory merger, which is similar to the pooling of interests method of accounting and, accordingly, the historical book values carried over from the separate companies to the Company.

Nature of Business

The Company primarily sells fixed and variable annuities and group life coverages. The Company is licensed in 50 states and the District of Columbia. Sales of the Company's products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return, (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (e) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (f) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (g) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (h) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (i) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (j) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (k) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed;
(l) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employees provide service; (m) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; and (n) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations. The effects of these variances have not been determined by the Company, but are presumed to be material.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual is effective January 1, 2001. The State of New York has adopted the provisions of the revised manual with certain exceptions where there is a conflict with New York Insurance Law. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, 1999 and 1998, the Company excluded investment income due and accrued of $718, $261 and $216, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 4) are returned to MONY at the time of realization pursuant to the agreement.

Recognition of Premium Revenues and Costs

Premiums are recognized as revenues over the premium-paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.75 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Managing General agents

For the year ended December 31, 2000, the Company had $44,100 of direct premiums written by managing general agents.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

 Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

 Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 Interest rate swaps: Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                      December 31
                                                    2000                                  1999
                                      ----------------------------------    ----------------------------------
                                        Carrying Amount    Fair Value          Carrying Amount   Fair Value
                                      ----------------------------------    ----------------------------------
 Admitted assets
 Cash and short-term investments             $   43,219       $   43,219           $   81,390       $   81,390
 Bonds                                        3,965,483        3,964,478            3,864,509        3,767,465
 Preferred stock                                  6,789            6,392                6,789            6,579
 Common stock                                   129,090          129,090                    2                2
 Mortgage loans on real estate                  431,456          445,913              449,603          439,799
 Other invested assets - interest
  rate swap                                          60            4,542                    -             (174)

 Policy loans                                     3,205            3,205                3,276            3,276
 Short-term notes receivable from
  affiliates                                    134,200          134,200              136,300          136,300

 Separate account assets                      6,875,525        6,879,791            6,881,195        6,866,675

 Liabilities
 Investment contract liabilities              3,961,798        3,879,546            3,940,657        3,841,080
 Separate account annuities                   6,809,171        6,787,863            6,798,987        6,753,227


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                                   Gross           Gross          Estimated
                                                   Carrying       Unrealized      Unrealized         Fair
                                                    Amount          Gains           Losses           Value
                                                   ----------------------------------------------------------
December 31, 2000
Bonds:
  United States Government and agencies            $   53,976         $ 1,366         $   274      $   55,068
  State, municipal and other government                98,723           2,014             937          99,800
  Public utilities                                    372,580           7,667           5,711         374,536
  Industrial and miscellaneous                      2,121,814          33,703          50,617       2,104,900
  Mortgage-backed and asset-backed securities       1,318,390          25,584          13,800       1,330,174
                                                   ----------------------------------------------------------
                                                    3,965,483          70,334          71,339       3,964,478
 Preferred stocks                                       6,789               -             397           6,392
                                                   ----------------------------------------------------------
                                                   $3,972,272         $70,334         $71,736      $3,970,870
                                                   ==========================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

                                                                   Gross           Gross         Estimated
                                                  Carrying       Unrealized      Unrealized        Fair
                                                   Amount          Gains           Losses          Value
                                                  -----------------------------------------------------------
December 31, 1999
Bonds:
  United States Government and agencies            $   59,439         $    85        $  2,589      $   56,935
  State, municipal and other government                74,897             454           1,410          73,941
  Public utilities                                    281,024             693           9,538         272,179
  Industrial and miscellaneous                      2,190,297          10,886          69,634       2,131,549
  Mortgage-backed and asset-backed securities
                                                    1,258,852           4,816          30,807       1,232,861
                                                  -----------------------------------------------------------
                                                    3,864,509          16,934         113,978       3,767,465
 Preferred stocks                                       6,789               8             218           6,579
                                                  -----------------------------------------------------------
                                                   $3,871,298         $16,942        $114,196      $3,774,044
                                                  ===========================================================

The carrying amounts and estimated fair values of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Carrying       Estimated
                                                              Amount        Fair Value
                                                             ---------------------------
 Due in one year or less                                      $  283,533      $  283,802
 Due after one year through five years                         1,593,393       1,586,274
 Due after five years through ten years                          526,317         520,543
 Due after ten years                                             243,850         243,685
                                                             ---------------------------
                                                               2,647,093       2,634,304
 Mortgage-backed and asset-backed securities                   1,318,390       1,330,174
                                                             ---------------------------
                                                              $3,965,483      $3,964,478
                                                             ===========================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

A detail of net investment income is presented below:

                                                            Year ended December 31
                                                     2000            1999             1998
                                                  ------------------------------------------
 Interest on bonds and notes                       $291,370        $290,534         $290,967
 Mortgage loans                                      35,501          34,863           46,027
 Real estate                                            709           7,176           12,741
 Dividends on equity investments                          -               -              254
 Interest on policy loans                               189              49              317
 Derivative instruments                                 550          (2,600)          (3,265)
 Other investment income                             11,268           9,139            9,568
                                                  ------------------------------------------

 Gross investment income                            339,587         339,161          356,609

 Less investment expenses                             8,869          14,112           10,949
                                                  ------------------------------------------
 Net investment income                             $330,718        $325,049         $345,660
                                                  ==========================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                          Year ended December 31
                                                     2000             1999             1998
                                                 --------------------------------------------

 Proceeds                                        $1,602,375       $1,843,152       $1,381,784
                                                 ============================================
 Gross realized gains                            $    6,526       $   11,207       $   19,871
 Gross realized losses                              (28,546)         (22,545)          (5,974)
                                                 --------------------------------------------
 Net realized gains (losses)                     $  (22,020)      $  (11,338)      $   13,897
                                                 ============================================

At December 31, 2000, investments with an aggregate carrying amount of $2,842 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                 Realized
                                                  --------------------------------------------
                                                          Year ended December 31
                                                     2000             1999              1998
                                                  --------------------------------------------
 Debt securities                                  $(22,020)        $(11,338)         $ 13,897
 Common stock                                            -                -                60
 Preferred stock                                         -                -               170
 Short-term investments                                  -              373               (41)
 Mortgage loans on real estate                         209            1,161               325
 Real estate                                         1,690            2,463             3,967
 Other invested assets                                 (81)           9,407             2,859
                                                  --------------------------------------------
                                                   (20,202)           2,066            21,237
 Federal income tax effect                           5,313            3,474                20
 Transfer (to) from interest maintenance
  reserve                                           15,912            5,931           (17,487)
                                                  --------------------------------------------
 Total realized gains                             $  1,023         $ 11,471          $  3,770
                                                  ============================================

                                                               Changes in Unrealized
                                                   ------------------------------------------
                                                             Year ended December 31
                                                    2000             1999             1998
                                                   ------------------------------------------
 Debt securities                                   $(1,302)         $(2,065)          $    -
 Common stock                                          773                -              (39)
 Mortgage loans                                        (11)            (560)               -
 Real estate                                             -                -            4,252
 Other invested assets                                   -                -              185
 Derivative instruments                                  -              (41)              41
                                                   ------------------------------------------
 Change in unrealized                              $  (540)         $(2,666)          $4,439
                                                   ==========================================

Gross unrealized gains (losses) in common stocks were as follows:

                                                                           Unrealized
                                                                   ------------------------
                                                                           December 31
                                                                      2000            1999
                                                                   ------------------------
 Unrealized gains                                                  $ 3,632           $   -
 Unrealized losses                                                  (2,871)            (12)
                                                                   ------------------------
 Net unrealized gains (losses)                                     $   761           $ (12)
                                                                   ========================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)

3. Investments (continued)

During 2000, the Company issued mortgage loans with interest rates ranging from 8% to 9.5%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 80%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2000, the Company had mortgage loans with a carrying value of $1,683 with interest more than one year overdue. Total interest overdue on the loans was $21.

During 2000, 1999 and 1998, there were $0, $17,959 and $2,796, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $34,607 and $36,273, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

              Geographic Distribution                             Property Type Distribution
--------------------------------------------------     ---------------------------------------------
                                   December 31                                       December 31
                                    2000       1999                                  2000       1999
                                    ---------------                                  ----------------
South Atlantic                       31%        26%      Office                        35%        37%
Pacific                              15         10       Retail                        21         23
E. North Central                     12         15       Industrial                    20         20
Mid-Atlantic                         12         13       Medical                       10          -
Mountain                             11         14       Agricultural                   8          8
W. South Central                     10         12       Apartment                      5          6
New England                           3          4       Other                          1          6
W. North Central                      3          4
E. South Central                      3          2

At December 31, 2000, the Company had no investments, excluding U. S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                       Notional Amount
                                                                   ----------------------
                                                                     2000          1999
                                                                   ----------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed - pay floating                                    $212,188      $103,700
   Receive floating- pay fixed                                       55,000        10,000


4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                    2000             1999             1998
                                                 --------------------------------------------
 Direct premiums                                 $1,601,477       $1,548,392       $1,183,777
 Reinsurance assumed                                  4,504            8,301            6,415
 Reinsurance ceded                                   (2,388)          (2,678)          (2,539)
                                                 --------------------------------------------
 Net premiums earned                             $1,603,593       $1,554,015       $1,187,653
                                                 ============================================

The Company received reinsurance recoveries in the amounts of $2,900, $2,983 and $2,493 during 2000, 1999 and 1998, respectively.

The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $91,388 and $118,070, respectively.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



4. Reinsurance (continued)

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 2000 and 1999, the Company owed MONY $27,735 and $39,118, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature nine years from the date of closing.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



5. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains on investments for the following reasons:

                                                        2000            1999            1998
                                                      ---------------------------------------
 Computed tax at federal statutory rate (35%)         $29,496        $ 29,043         $ 8,033
 Tax reserve valuation                                   (189)           (794)           (758)
 Excess tax depreciation                                   25             (11)             35
 Deferred acquisition costs - tax basis                   554             864             355
 Prior year under (over) accrual                       (1,707)           (609)            217
 Dividend received deduction                           (3,294)         (3,152)         (2,313)
 Bond discount amortization                            (2,688)         (2,110)           (743)
 Net operating loss carryforward                            -         (11,389)              -
 Other, net                                            (1,484)         (3,866)           (805)
                                                      ---------------------------------------
 Federal income tax expense                           $20,713        $  7,976         $ 4,021
                                                      =======================================

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 4 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided for on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company utilized a net operating loss carryforward of $32,539 in the 1999 consolidated tax return.

In 1998, the Company reached a final settlement with the Internal Revenue Service for years 1993 through 1995 resulting in no tax due or refunded. An examination of 1996 and 1997 is currently in process.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                                 December 31
                                                                   2000                              1999
                                                     ------------------------------       ---------------------------
                                                                       Percent of                           Percent
                                                         Amount           Total               Amount        of Total
                                                     ------------------------------       ---------------------------
Subject to discretionary withdrawal with
  market value adjustment                            $ 1,001,674              9%          $   924,075           8%

 Subject to discretionary withdrawal at book
  value less surrender charge                          1,021,799             10               998,443           9

 Subject to discretionary withdrawal at
  market value                                         4,248,191             39             4,418,345          41

 Subject to discretionary withdrawal at book
  value (minimal or no charges or adjustments)
                                                       2,166,625             20             2,395,732          22

 Not subject to discretionary withdrawal               2,427,496             22             2,121,526          20
                                                     ------------------------------       ---------------------------
                                                      10,865,785            100%           10,858,121         100%
                                                                         ==========                         =========
 Less reinsurance ceded                                   90,006                              117,178
                                                     -----------                          -----------
 Total policy reserves on annuities and
  deposit fund liabilities                           $10,775,779                          $10,740,943
                                                     ===========                          ===========

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2000, 1999 and 1998 is as follows:

                                              Guaranteed       Non-guaranteed
                                               Separate          Separate
                                                Account          Account            Total
                                              ----------       --------------    -----------
 Premiums, deposits and other
  considerations for the year ended
  December 31, 2000                           $  107,736          $  946,851      $1,054,587
                                              =============================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,128,266          $4,123,157     $6,251,423
  Amortized cost                                 561,167                   -        561,167
                                              ---------------------------------------------
 Total                                        $2,689,433          $4,123,157     $6,812,590
                                              =============================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1999                           $  205,834          $1,002,770     $1,208,604
                                              =============================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $1,925,973          $4,310,332     $6,236,305
  Amortized cost                                 562,682                   -        562,682
                                              ---------------------------------------------
Total                                         $2,488,655          $4,310,332     $6,798,987
                                              =============================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1998                           $   84,150          $  767,676     $  851,826
                                              =============================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,350,983          $3,461,715     $5,812,698
  Amortized cost                                 595,738                   -        595,738
                                              ---------------------------------------------
 Total                                        $2,946,721          $3,461,715     $6,408,436
                                              =============================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                               Guaranteed      Non-guaranteed
                                                Separate         Separate
                                                Account           Account          Total
                                               ------------------------------------------
December 31, 2000
 Subject to discretionary withdrawal
  with market value adjustment                 $  351,352      $        -      $  351,352

 Subject to discretionary withdrawal at
  book value less surrender charge                209,815               -         209,815

 Subject to discretionary withdrawal at
  market value                                    128,454       4,123,157       4,251,611

 Not subject to discretionary withdrawal        1,999,812               -       1,999,812
                                               ------------------------------------------
                                               $2,689,433      $4,123,157      $6,812,590
                                               ==========================================
 December 31, 1999
 Subject to discretionary withdrawal
  with market value adjustment                 $  335,351      $        -      $  335,351

 Subject to discretionary withdrawal at
  book value less surrender charge                227,331               -         227,331

 Subject to discretionary withdrawal at
  market value                                    108,013       4,310,332       4,418,345

 Not subject to discretionary withdrawal        1,817,960               -       1,817,960
                                               ------------------------------------------
                                               $2,488,655      $4,310,332      $6,798,987
                                               ==========================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                           Year ended December 31
                                                                   2000               1999                1998
                                                               -------------------------------------------------
 Transfers as reported in the summary of operations of
  the separate accounts annual statement:
  Transfers to separate accounts                               $1,046,503        $ 1,207,636           $ 851,826
  Transfers from separate accounts                               (978,630)        (1,290,346)           (679,796)
                                                               -------------------------------------------------
 Net transfers to (from) separate accounts                         67,873            (82,710)            172,030

 Reconciling adjustments - HUB level fees not paid to
  AUSA general account                                              1,853              3,240               1,317

  Assumption of liabilities via merger of FPLH                          -                  -               1,088
                                                               -------------------------------------------------
 Net adjustments                                                    1,853              3,240               2,405
                                                               -------------------------------------------------
 Net transfers as reported in the summary of operations
  of the life, accident and health annual statement            $   69,726        $   (79,470)          $ 174,435
                                                               =================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                          Gross          Loading      Net
                                                          --------------------------------
December 31, 2000
Life and annuity:
  Ordinary direct first year business                     $  514         $  375     $  139
  Ordinary direct renewal business                         6,266          1,037      5,229
  Group life direct business                                 891            362        529
  Credit life                                                 84              -         84
  Reinsurance ceded                                          (15)             -        (15)
                                                          --------------------------------
                                                           7,740          1,774      5,966
 Accident and health:
  Direct                                                     534              -        534
  Reinsurance ceded                                          (61)             -        (61)
                                                          --------------------------------
 Total accident and health                                   473              -        473
                                                          --------------------------------
                                                          $8,213         $1,774     $6,439
                                                          ================================
 December 31, 1999
 Life and annuity:
  Ordinary direct first year business                     $  400         $  276     $  124
  Ordinary direct renewal business                         6,454          1,080      5,374
  Group life direct business                               1,030            427        603
  Credit life                                                 42              -         42
  Reinsurance ceded                                          (15)             -        (15)
                                                          --------------------------------
                                                           7,911          1,783      6,128
 Accident and health:
  Direct                                                     484              -        484
  Reinsurance ceded                                          (40)             -        (40)
                                                          --------------------------------
 Total accident and health                                   444              -        444
                                                          --------------------------------
                                                          $8,355         $1,783     $6,572
                                                          ================================

At December 31, 2000 and 1999, the Company had insurance in force aggregating $387,310 and $425,151, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $1,175 and $1,250 to cover these deficiencies at December 31, 2000 and 1999, respectively.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



7. Dividend Restrictions

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities is $63,562.

The Company paid dividends to its parent of $8,000 in 1998.


8. Securities Lending

The Company may lend securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $95,382.


9. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company's allocation of pension expense for each of the years ended December 31, 2000, 1999 and 1998 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



9. Retirement and Compensation Plans (continued)

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $8, $10 and $9 of expense for the years ended December 31, 2000, 1999 and 1998, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company's allocation of postretirement expenses was negligible for each of the years ended December 31, 2000, 1999 and 1998.


10. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $6,095, $6,940 and $5,650, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 6.4% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $510, $485 and $232, respectively, to affiliates.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



11. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $233,347 and $186,478 at December 31, 2000 and 1999, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense was $48, $46 and $126 for the years ended December 31, 2000, 1999 and 1998, respectively.

                       AUSA Life Insurance Company, Inc.

                      Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in thousands)

                               December 31, 2000



SCHEDULE I

                                                                                  Amount at
                                                                                Which Shown in
                                                                                     the
Type of Investment                           Cost (1)          Fair Value       Balance Sheet
----------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
 United States Government and
  government agencies and authorities        $   72,857        $   73,547       $   72,857

 States, municipalities and political
  subdivisions                                  426,091           434,496          426,091

 Foreign governments                             70,134            70,483           70,134
 Public utilities                               372,580           372,484          372,580
 All other corporate bonds                    3,023,821         3,013,468        3,023,821
Preferred stock                                   6,789             6,392            6,789
                                             ---------------------------------------------

Total fixed maturities                        3,972,272         3,970,870        3,972,272

Equity securities
Common stocks:
 Industrial, miscellaneous and all
  other                                         128,329           129,090          129,090
                                             ---------------------------------------------

Total equity securities                         128,329           129,090          129,090

Mortgage loans on real estate                   431,456                            431,456
Policy loans                                      3,205                              3,205
Other invested assets                             9,805                              9,805
Short-term notes receivable from
 affiliates                                     134,200                            134,200

Cash and short-term investments                  43,219                             43,219
                                             ----------                         ----------
Total investments                            $4,722,486                         $4,723,247
                                             ==========                         ==========


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       AUSA Life Insurance Company, Inc.

                      Supplementary Insurance Information
                             (Dollars in thousands)



SCHEDULE III

                                                            Future Policy
                                                             Benefits and      Unearned
                                                               Expenses        Premiums
                                                           ----------------------------
Year ended December 31, 2000
Individual life                                               $157,018         $      -
Individual health                                               10,295            3,540
Group life and health                                            5,090              928
Annuity                                                        686,560                -
                                                              -------------------------
                                                              $858,963           $4,468
                                                              =========================


Year ended December 31, 1999
Individual life                                               $134,505      $        -
Individual health                                               10,504           3,245
Group life and health                                            5,574             751
Annuity                                                        796,401               -
                                                              ------------------------
                                                              $946,984          $3,996
                                                              ========================


Year ended December 31, 1998
Individual life                                               $105,179      $        -
Individual health                                               10,548           3,221
Group life and health                                            5,880             719
Annuity                                                        868,295               -
                                                              ------------------------
                                                              $989,902          $3,940
                                                              ========================



* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                                                       Benefits,
    Policy and                           Net         Claims Losses        Other
 Contract              Premium        Investment     and Settlement     Operating
 Liabilities           Revenue         Income*          Expenses         Expenses
------------------------------------------------------------------------------------
$  2,760                $   40,543        $ 18,001        $   30,331        $  7,926
   4,179                    17,032           1,378            10,534           5,268
   4,405                    16,818             796            12,352           4,241
       5                 1,529,200         310,543         1,679,412          91,732
------------------------------------------------------------------------------------
$ 11,349                $1,603,593        $330,718        $1,732,629        $109,167
====================================================================================



$  4,137                $   44,556        $ 18,835        $   42,058        $  4,616
   4,721                    18,313           1,178            10,135           5,444
   4,331                    15,155             631            10,921           3,732
       5                 1,475,991         304,405         1,764,227          96,327
------------------------------------------------------------------------------------
$ 13,194                $1,554,015        $325,049        $1,827,341        $110,119
====================================================================================


$  3,836                $   17,867        $  7,545        $   15,828        $  5,769
   7,402                    23,051           2,050            14,223           6,399
   3,981                    14,615           1,018             9,255           4,513
      10                 1,132,120         335,047         1,179,941         149,069
------------------------------------------------------------------------------------
$ 15,229                $1,187,653        $345,660        $1,219,247        $165,750
====================================================================================

                       AUSA Life Insurance Company, Inc.

                                  Reinsurance
                             (Dollars in thousands)



SCHEDULE IV

                                                                              Assumed                        Percentage of
                                      Gross              Ceded to Other      From Other                    Amount Assumed to
                                      Amount              Companies          Companies     Net Amount            Net
                                      ---------------------------------------------------------------------------------------
Year ended December 31, 2000
Life insurance in force               $2,445,468            $68,370           $314,257      $2,691,355            11.7%
                                      =======================================================================================


Premiums:
 Individual life                      $   38,889            $   613           $  2,267      $   40,543             5.6%
 Individual health                        16,675                209                566          17,032             3.3
 Group life and health                    17,827              1,039                 30          16,818             0.2
 Annuity                               1,528,086                527              1,641       1,529,200             0.1
                                      ---------------------------------------------------------------------------------------
                                      $1,601,477            $ 2,388           $  4,504      $1,603,593             0.3%
                                      =======================================================================================


Year ended December 31, 1999
Life insurance in force               $1,961,414            $46,900           $356,083      $2,270,597            15.7%
                                      =======================================================================================


Premiums:
 Individual life                      $   42,163            $   565           $  2,958      $   44,556             6.6%
 Individual health                        17,912                182                583          18,313             3.2
 Group life and health                    16,176                882               (139)         15,155            (0.9)
 Annuity                               1,472,141              1,049              4,899       1,475,991             0.3
                                      ---------------------------------------------------------------------------------------
                                      $1,548,392            $ 2,678           $  8,301      $1,554,015             0.5%
                                      =======================================================================================

Year ended December 31, 1998
Life insurance in force               $1,960,980            $23,815           $405,666      $2,342,831            17.3%
                                      =======================================================================================


Premiums:
 Individual life                      $   16,689            $   350           $  1,528      $   17,867             8.6%
 Individual health                        22,387                  -                664          23,051             2.9
 Group life and health                    15,247                796                164          14,615             1.1
 Annuity                               1,129,454              1,393              4,059       1,132,120             0.4
                                      ---------------------------------------------------------------------------------------
                                      $1,183,777            $ 2,539           $  6,415      $1,187,653             0.5%
                                      =======================================================================================

                              Financial Statements

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                          Year ended December 31, 2000
                       with Report of Independent Auditors

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                              Financial Statements

                          Year ended December 31, 2000




                                    Contents

Report of Independent Auditors.................................................1

Financial Statements

Balance Sheets.................................................................2
Statements of Operations......................................................18
Statements of Changes in Contract Owners' Equity..............................26
Notes to Financial Statements.................................................35

                         Report of Independent Auditors


The Board of Directors and Contract Owners of The Endeavor Variable Annuity,
AUSA Life Insurance Company, Inc.

We have audited the accompanying balance sheets of AUSA Endeavor Variable Annuity Account (comprised of the Endeavor Money Market, Endeavor Asset Allocation, T. Rowe Price International Stock, Capital Guardian Value, Dreyfus Small Cap Value, Dreyfus U. S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Jennison Growth, Endeavor Enhanced Index, Endeavor Janus Growth, Capital Guardian Global, Endeavor High Yield, Capital Guardian U. S. Equity, Transamerica VIF Growth, VIP Equity-Income, VIP II Contrafund, VIP III Growth Opportunities, VIP III Mid Cap, WRL Alger Aggressive Growth, WRL Goldman Sachs Growth, WRL Janus Global, WRL NWQ Value Equity, WRL Pilgrim Baxter Mid Cap Growth, WRL Salomon All Cap, WRL T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Gabelli Growth, WRL Great Companies Global/2/, Janus Aspen Aggressive Growth, Janus Aspen Strategic Value, and Janus Aspen Worldwide Growth subaccounts), which are available for investment by contract owners of The Endeavor Variable Annuity, as of December 31, 2000, and the related statements of operations for the period then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of AUSA Endeavor Variable Annuity Account which are available for investment by contract owners of The Endeavor Variable Annuity at December 31, 2000, and the results of their operations for the period then ended as indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa
February 2, 2001

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                                 Balance Sheets

                                December 31, 2000

                                                                                               Endeavor
                                                                                Endeavor         Asset
                                                                              Money Market    Allocation
                                                                               Subaccount     Subaccount
                                                                             ------------------------------
  Assets
  Cash                                                                       $          -    $         31
  Investments in mutual funds, at current market value:
     Endeavor Series Trust:
       Endeavor Money Market Portfolio                                          2,189,672               -
       Endeavor Asset Allocation Portfolio                                              -       6,846,683
       T. Rowe Price International Stock Portfolio                                      -               -
       Capital Guardian Value Portfolio                                                 -               -
       Dreyfus Small Cap Value Portfolio                                                -               -
       Dreyfus U. S. Government Securities Portfolio                                    -               -
       T. Rowe Price Equity Income Portfolio                                            -               -
       T. Rowe Price Growth Stock Portfolio                                             -               -
       Jennison Growth Portfolio                                                        -               -
       Endeavor Enhanced Index Portfolio                                                -               -
       Endeavor Janus Growth Portfolio                                                  -               -
       Capital Guardian Global Portfolio                                                -               -
       Endeavor High Yield Portfolio                                                    -               -
       Capital Guardian U. S. Equity Portfolio                                          -               -
     Transamerica Variable Insurance Fund, Inc.:
       Transamerica VIF Growth Portfolio                                                -               -
     Variable Insurance Products Fund:
       VIP Equity-Income Portfolio                                                      -               -
     Variable Insurance Products Fund II:
       VIP II Contrafund Portfolio                                                      -               -
     Variable Insurance Products Fund III:
       VIP III Growth Opportunities Portfolio                                           -               -
       VIP III Mid Cap Portfolio                                                        -               -
     WRL Series Fund, Inc.:
       WRL Alger Aggressive Growth Portfolio                                            -               -
       WRL Goldman Sachs Growth Portfolio                                               -               -
       WRL Janus Global Portfolio                                                       -               -
       WRL NWQ Value Equity Portfolio                                                   -               -
       WRL Pilgrim Baxter Mid Cap Growth Portfolio                                      -               -
       WRL Salomon All Cap Portfolio                                                    -               -
       WRL T. Rowe Price Dividend Growth Portfolio                                      -               -
       WRL T. Rowe Price Small Cap Portfolio                                            -               -
       WRL Gabelli Growth Portfolio                                                     -               -
       WRL Great Companies Global/2/ Portfolio                                          -               -


See accompanying notes.

                                                          Dreyfus U. S.
   T. Rowe Price         Capital        Dreyfus Small      Government      T. Rowe Price    T. Rowe Price
   International      Guardian Value      Cap Value        Securities      Equity Income    Growth Stock
 Stock Subaccount       Subaccount        Subaccount       Subaccount       Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------
$            -       $            -    $           -     $          -     $          29    $           22


             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
     8,116,166                    -                -                -                 -                 -
             -            7,013,480                -                -                 -                 -
             -                    -        7,061,229                -                 -                 -
             -                    -                -        2,600,427                 -                 -
             -                    -                -                -         8,614,954                 -
             -                    -                -                -                 -        10,122,017
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -

             -                    -                -                -                 -                 -

             -                    -                -                -                 -                 -

             -                    -                -                -                 -                 -

             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -

             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -
             -                    -                -                -                 -                 -

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                           Balance Sheets (continued)

                                                                                 Endeavor       Endeavor
                                                                                  Money          Asset
                                                                                  Market       Allocation
                                                                                Subaccount     Subaccount
                                                                              ------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Janus Aspen Series:
     Janus Aspen Aggressive Growth Portfolio                                  $          -      $        -
     Janus Aspen Strategic Value Portfolio                                               -               -
     Janus Aspen Worldwide Growth Portfolio                                              -               -
                                                                              ------------------------------
Total investments in mutual funds                                                2,189,672       6,846,683
                                                                              ------------------------------
Total assets                                                                    $2,189,672      $6,846,714
                                                                              ==============================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                              $               $
                                                                                         -               -
                                                                              ------------------------------
Total liabilities                                                                        -               -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                               2,189,672       6,846,714
                                                                              ------------------------------
Total liabilities and contract owners' equity                                   $2,189,672      $6,846,714
                                                                              ==============================

See accompanying notes.

                                                         Dreyfus U. S.
   T. Rowe Price         Capital        Dreyfus Small      Government      T. Rowe Price     T. Rowe Price
   International      Guardian Value      Cap Value        Securities      Equity Income      Growth Stock
 Stock Subaccount       Subaccount       Subaccount        Subaccount        Subaccount        Subaccount
-------------------------------------------------------------------------------------------------------------
$            -       $            -    $                $           -     $           -     $            -
             -                    -                -                -                 -                  -
             -                    -                -                -                 -                  -
-------------------------------------------------------------------------------------------------------------
     8,116,166            7,013,480        7,061,229        2,600,427         8,614,954         10,122,017
-------------------------------------------------------------------------------------------------------------
$    8,116,166       $    7,013,480    $   7,061,229    $   2,600,427     $   8,614,983     $   10,122,039
=============================================================================================================



$           96       $           94    $         214    $           1     $           -     $
-------------------------------------------------------------------------------------------------------------
            96                   94              214                1                 -                  -


     8,116,070            7,013,386        7,061,015        2,600,426         8,614,983         10,122,039
-------------------------------------------------------------------------------------------------------------
$    8,116,166       $    7,013,480    $   7,061,229    $   2,600,427     $   8,614,983     $   10,122,039
=============================================================================================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                           Balance Sheets (continued)

                                                                                               Endeavor
                                                                                Jennison       Enhanced
                                                                                 Growth          Index
                                                                               Subaccount     Subaccount
                                                                             ------------------------------
Assets
Cash                                                                         $          -    $         27
Investments in mutual funds, at current market value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                                                    -               -
     Endeavor Asset Allocation Portfolio                                                -               -
     T. Rowe Price International Stock Portfolio                                        -               -
     Capital Guardian Value Portfolio                                                   -               -
     Dreyfus Small Cap Value Portfolio                                                  -               -
     Dreyfus U. S. Government Securities Portfolio                                      -               -
     T. Rowe Price Equity Income Portfolio                                              -               -
     T. Rowe Price Growth Stock Portfolio                                               -               -
     Jennison Growth Portfolio                                                  1,171,645               -
     Endeavor Enhanced Index Portfolio                                                  -       3,468,165
     Endeavor Janus Growth Portfolio                                                    -               -
     Capital Guardian Global Portfolio                                                  -               -
     Endeavor High Yield Portfolio                                                      -               -
     Capital Guardian U. S. Equity Portfolio                                            -               -
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                                  -               -
   Variable Insurance Products Fund:
     VIP Equity-Income Portfolio
   Variable Insurance Products Fund II:
     VIP II Contrafund Portfolio                                                        -               -
   Variable Insurance Products Fund III:
     VIP III Growth Opportunities Portfolio                                             -               -
     VIP III Mid Cap Portfolio                                                          -               -
   WRL Series Fund, Inc.:
     WRL Alger Aggressive Growth Portfolio                                              -               -
     WRL Goldman Sachs Growth Portfolio                                                 -               -
     WRL Janus Global Portfolio                                                         -               -
     WRL NWQ Value Equity Portfolio                                                     -               -
     WRL Pilgrim Baxter Mid Cap Growth Portfolio                                        -               -
     WRL Salomon All Cap Portfolio                                                      -               -
     WRL T. Rowe Price Dividend Growth Portfolio                                        -               -
     WRL T. Rowe Price Small Cap Portfolio                                              -               -
     WRL Gabelli Growth Portfolio                                                       -               -
     WRL Great Companies Global/2/ Portfolio                                            -               -

See accompanying notes.

                         Capital
                        Guardian         Endeavor     Capital Guardian                            VIP
  Endeavor Janus         Global         High Yield      U. S. Equity     Transamerica VIF    Equity-Income
 Growth Subaccount     Subaccount       Subaccount       Subaccount      Growth Subaccount    Subaccount
------------------------------------------------------------------------------------------------------------
$            638     $           -    $         -       $       -         $           1      $         -


              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
     27,154,794                 -               -               -                     -                -
              -           250,264               -               -                     -                -
              -                 -          83,464               -                     -                -
              -                 -               -           2,014                     -                -

              -                 -               -               -               114,562                -

              -                 -               -               -                     -           52,262

              -                 -               -               -                     -                -

              -                 -               -               -                     -                -
              -                 -               -               -                     -                -

              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -
              -                 -               -               -                     -                -

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                           Balance Sheets (continued)

                                                                                                Endeavor
                                                                                 Jennison       Enhanced
                                                                                  Growth          Index
                                                                                Subaccount     Subaccount
                                                                              ------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Janus Aspen Series:
     Janus Aspen Aggressive Growth Portfolio                                    $               $
                                                                                         -               -
     Janus Aspen Strategic Value Portfolio                                               -               -
     Janus Aspen Worldwide Growth Portfolio                                              -               -
                                                                              ------------------------------
Total investments in mutual funds                                                1,171,645       3,468,165
                                                                              ------------------------------
Total assets                                                                    $1,171,645      $3,468,192
                                                                              ==============================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                                $               $
                                                                                         -               -
                                                                              ------------------------------
Total liabilities                                                                        -               -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                               1,171,645       3,468,192
                                                                              ------------------------------
Total liabilities and contract owners' equity                                   $1,171,645      $3,468,192
                                                                              ==============================

See accompanying notes.


                         Capital           Endeavor      Capital Guardian     Transamerica         VIP
  Endeavor Janus     Guardian Global      High Yield       U. S. Equity        VIF Growth     Equity-Income
 Growth Subaccount      Subaccount        Subaccount        Subaccount         Subaccount       Subaccount
-------------------------------------------------------------------------------------------------------------
   $         -            $      -           $     -           $    -            $      -          $     -
             -                   -                 -                -                   -                -
             -                   -                 -                -                   -                -
-------------------------------------------------------------------------------------------------------------
    27,154,794             250,264            83,464            2,014             114,562           52,262
-------------------------------------------------------------------------------------------------------------
   $27,155,432            $250,264           $83,464           $2,014            $114,563          $52,262
=============================================================================================================



   $         -            $      2           $     -           $    -            $      -          $     -
-------------------------------------------------------------------------------------------------------------
             -                   2                 -                -                   -                -


    27,155,432             250,262            83,464            2,014             114,563           52,262
-------------------------------------------------------------------------------------------------------------
   $27,155,432            $250,264           $83,464           $2,014            $114,563          $52,262
=============================================================================================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                           Balance Sheets (continued)

                                                                                VIP II      VIP III Growth
                                                                              Contrafund     Opportunities
                                                                              Subaccount      Subaccount
                                                                            --------------------------------
Assets
Cash                                                                        $         -      $         -
Investments in mutual funds, at current market value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                                                  -                -
     Endeavor Asset Allocation Portfolio                                              -                -
     T. Rowe Price International Stock Portfolio                                      -                -
     Capital Guardian Value Portfolio                                                 -                -
     Dreyfus Small Cap Value Portfolio                                                -                -
     Dreyfus U. S. Government Securities Portfolio                                    -                -
     T. Rowe Price Equity Income Portfolio                                            -                -
     T. Rowe Price Growth Stock Portfolio                                             -                -
     Jennison Growth Portfolio                                                        -                -
     Endeavor Enhanced Index Portfolio                                                -                -
     Endeavor Janus Growth Portfolio                                                  -                -
     Capital Guardian Global Portfolio                                                -                -
     Endeavor High Yield Portfolio                                                    -                -
     Capital Guardian U. S. Equity Portfolio                                          -                -
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                                -                -
   Variable Insurance Products Fund:
     VIP Equity-Income Portfolio                                                      -                -
   Variable Insurance Products Fund II:
     VIP II Contrafund Portfolio                                                308,943                -
   Variable Insurance Products Fund III:
     VIP III Growth Opportunities Portfolio                                           -           85,436
     VIP III Mid Cap Portfolio                                                        -                -
   WRL Series Fund, Inc.:
     WRL Alger Aggressive Growth Portfolio                                            -                -
     WRL Goldman Sachs Growth Portfolio                                               -                -
     WRL Janus Global Portfolio                                                       -                -
     WRL NWQ Value Equity Portfolio                                                   -                -
     WRL Pilgrim Baxter Mid Cap Growth Portfolio                                      -                -
     WRL Salomon All Cap Portfolio                                                    -                -
     WRL T. Rowe Price Dividend Growth Portfolio                                      -                -
     WRL T. Rowe Price Small Cap Portfolio                                            -                -
     WRL Gabelli Growth Portfolio                                                     -                -
     WRL Great Companies Global2 Portfolio                                            -                -

See accompanying notes.

                                                                                           WRL Pilgrim
      VIP III           WRL Alger        WRL Goldman       WRL Janus     WRL NWQ Value   Baxter Mid Cap
      Mid Cap          Aggressive       Sachs Growth        Global           Equity          Growth
     Subaccount     Growth Subaccount    Subaccount       Subaccount       Subaccount      Subaccount
  ----------------- ------------------ ---------------- ---------------- --------------- ----------------
  $          -      $           1      $         -      $           -    $        -       $         -


             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -

             -                  -                -                  -             -                 -

             -                  -                -                  -             -                 -

             -                  -                -                  -             -                 -

             -                  -                -                  -             -                 -
       334,491                  -                -                  -             -                 -

             -            114,442                -                  -             -                 -
             -                  -           69,831                  -             -                 -
             -                  -                -            155,831             -                 -
             -                  -                -                  -        14,687                 -
             -                  -                -                  -             -            20,775
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -
             -                  -                -                  -             -                 -

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                           Balance Sheets (continued)


                                                                                VIP II      VIP III Growth
                                                                              Contrafund     Opportunities
                                                                              Subaccount      Subaccount
                                                                            --------------- ----------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Janus Aspen Series:
     Janus Aspen Aggressive Growth Portfolio                                $         -      $         -
     Janus Aspen Strategic Value Portfolio                                            -                -
     Janus Aspen Worldwide Growth Portfolio                                           -                -
                                                                            --------------------------------
Total investments in mutual funds                                               308,943           85,436
                                                                            --------------------------------
Total assets                                                                   $308,943          $85,436
                                                                            ================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                            $         -      $         -
                                                                            --------------------------------
Total liabilities                                                                     -                -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                              308,943           85,436
                                                                            --------------------------------
Total liabilities and contract owners' equity                                  $308,943          $85,436
                                                                            ================================

See accompanying notes.

                        WRL Alger                                                              WRL Pilgrim
    VIP III             Aggressive       WRL Goldman                         WRL NWQ Value   Baxter Mid Cap
    Mid Cap               Growth         Sachs Growth    WRL Janus Global       Equity           Growth
   Subaccount           Subaccount        Subaccount        Subaccount        Subaccount       Subaccount
-------------------------------------------------------------------------------------------------------------
 $           -       $           -       $         -      $           -      $         -      $         -
             -                   -                 -                  -                -                -
             -                   -                 -                  -                -                -
-------------------------------------------------------------------------------------------------------------
       334,491             114,442            69,831            155,831           14,687           20,775
-------------------------------------------------------------------------------------------------------------
      $334,491            $114,443           $69,831           $155,831          $14,687          $20,775
=============================================================================================================



 $           1       $           -       $         -      $           -      $         1      $         -
-------------------------------------------------------------------------------------------------------------
             1                   -                 -                  -                1                -


       334,490             114,443            69,831            155,831           14,686           20,775
-------------------------------------------------------------------------------------------------------------
      $334,491            $114,443           $69,831           $155,831          $14,687          $20,775
=============================================================================================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                           Balance Sheets (continued)

                                                                                                 WRL
                                                                               WRL          T. Rowe Price
                                                                             Salomon          Dividend
                                                                              All Cap           Growth
                                                                             Subaccount       Subaccount
                                                                           --------------- -----------------
Assets
Cash                                                                       $         -        $       -
Investments in mutual funds, at current market value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                                                 -                -
     Endeavor Asset Allocation Portfolio                                             -                -
     T. Rowe Price International Stock Portfolio                                     -                -
     Capital Guardian Value Portfolio                                                -                -
     Dreyfus Small Cap Value Portfolio                                               -                -
     Dreyfus U. S. Government Securities Portfolio                                   -                -
     T. Rowe Price Equity Income Portfolio                                           -                -
     T. Rowe Price Growth Stock Portfolio                                            -                -
     Jennison Growth Portfolio                                                       -                -
     Endeavor Enhanced Index Portfolio                                               -                -
     Endeavor Janus Growth Portfolio                                                 -                -
     Capital Guardian Global Portfolio                                               -                -
     Endeavor High Yield Portfolio                                                   -                -
     Capital Guardian U. S. Equity Portfolio                                         -                -
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                               -                -
   Variable Insurance Products Fund:
     VIP Equity-Income Portfolio                                                     -               -
   Variable Insurance Products Fund II:
     VIP II Contrafund Portfolio                                                     -                -
   Variable Insurance Products Fund III:
     VIP III Growth Opportunities Portfolio                                          -                -
     VIP III Mid Cap Portfolio                                                       -                -
   WRL Series Fund, Inc.:
     WRL Alger Aggressive Growth Portfolio                                           -                -
     WRL Goldman Sachs Growth Portfolio                                              -                -
     WRL Janus Global Portfolio                                                      -                -
     WRL NWQ Value Equity Portfolio                                                  -                -
     WRL Pilgrim Baxter Mid Cap Growth Portfolio                                     -                -
     WRL Salomon All Cap Portfolio                                              22,236                -
     WRL T. Rowe Price Dividend Growth Portfolio                                     -            8,494
     WRL T. Rowe Price Small Cap Portfolio                                           -                -
     WRL Gabelli Growth Portfolio                                                    -                -
     WRL Great Companies Global/2/ Portfolio                                         -                -

See accompanying notes.

        WRL                              WRL Great      Janus Aspen      Janus Aspen      Janus Aspen
    T. Rowe Price      WRL Gabelli       Companies       Aggressive       Strategic        Worldwide
      Small Cap           Growth          Global/2/        Growth           Value            Growth
     Subaccount         Subaccount       Subaccount      Subaccount      Subaccount        Subaccount
  ------------------ ----------------- --------------- --------------- ---------------- -----------------
   $         -         $       -        $       -        $       -     $         -       $         -


             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -

             -                 -                -                -               -                 -

             -                 -                -                -               -                 -

             -                 -                -                -               -                 -

             -                 -                -                -               -                 -
             -                 -                -                -               -                 -

             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
             -                 -                -                -               -                 -
        19,563                 -                -                -               -                 -
             -             1,876                -                -               -                 -
             -                 -            1,900                -               -                 -

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                           Balance Sheets (continued)

                                                                                                WRL
                                                                               WRL          T. Rowe Price
                                                                              Salomon         Dividend
                                                                              All Cap          Growth
                                                                             Subaccount       Subaccount
                                                                           --------------- -----------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Janus Aspen Series:
     Janus Aspen Aggressive Growth Portfolio                               $         -        $       -
     Janus Aspen Strategic Value Portfolio                                           -                -
     Janus Aspen Worldwide Growth Portfolio                                          -                -
                                                                           --------------- -----------------
Total investments in mutual funds                                               22,236            8,494
                                                                           --------------- -----------------
Total assets                                                                   $22,236           $8,494
                                                                           =============== =================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                           $         1        $       -
                                                                           --------------- -----------------
Total liabilities                                                                    1                -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                              22,235            8,494
                                                                           --------------- -----------------
Total liabilities and contract owners' equity                                  $22,236           $8,494
                                                                           =============== =================

See accompanying notes.

       WRL                                WRL Great         Janus Aspen       Janus Aspen      Janus Aspen
   T. Rowe Price       WRL Gabelli        Companies         Aggressive         Strategic        Worldwide
     Small Cap            Growth           Global/2/          Growth             Value           Growth
    Subaccount          Subaccount        Subaccount         Subaccount        Subaccount       Subaccount
-------------------- ----------------- ----------------- ------------------ ----------------- ---------------
      $     -              $    -            $    -            $4,625             $     -          $     -
            -                   -                 -                 -              32,635                -
            -                   -                 -                 -                   -           11,527
-------------------- ----------------- ----------------- ------------------ ----------------- ---------------
       19,563               1,876             1,900             4,625              32,635           11,527
-------------------- ----------------- ----------------- ------------------ ----------------- ---------------
      $19,563              $1,876            $1,900            $4,625             $32,635          $11,527
==================== ================= ================= ================== ================= ===============



      $     -              $    -            $    -            $    -             $     -          $     1
-------------------- ----------------- ----------------- ------------------ ----------------- ---------------
            -                   -                 -                 -                   -                1


       19,563               1,876             1,900             4,625              32,635           11,526
-------------------- ----------------- ----------------- ------------------ ----------------- ---------------
      $19,563              $1,876            $1,900            $4,625             $32,635          $11,527
==================== ================= ================= ================== ================= ===============

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                            Statements of Operations

                  Year ended December 31, 2000, except as noted

                                                                                  Endeavor      Endeavor
                                                                                   Money         Asset
                                                                                   Market      Allocation
                                                                                 Subaccount    Subaccount
                                                                              -------------- ---------------
Net investment income (loss)
   Income:
     Dividends                                                                $     94,586     $   692,598
   Expenses:
     Administrative, mortality and expense risk charges                             23,656         105,383
                                                                              -------------- ---------------
Net investment income (loss)                                                        70,930         587,215

Netrealized and unrealized capital gain (loss) from investments
   Net realized capital gain (loss) from sales of investments:
     Proceeds from sales                                                         1,529,501         662,119
     Cost of investments sold                                                    1,529,501         552,607
                                                                              -------------- ---------------
   Net realized capital gain (loss) from sales of investments                            -         109,512

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                               -         655,494
   End of the period                                                                     -        (582,966)
                                                                              -------------- ---------------
Net change in unrealized appreciation/depreciation of investments                        -      (1,238,460)
                                                                              -------------- ---------------
Net realized and unrealized capital gain (loss) from investments                         -      (1,128,948)
                                                                              -------------- ---------------
Increase (decrease) from operations                                           $     70,930     $  (541,733)
                                                                              ============== ===============

(1)  Commencement of operations, May 1, 2000.

(2)  Commencement of operations, October 9, 2000.

See accompanying notes.

   T. Rowe Price          Capital                            Dreyfus U. S.        T. Rowe      T. Rowe Price
   International          Guardian        Dreyfus Small       Government       Price Equity        Growth
       Stock               Value            Cap Value         Securities          Income            Stock
    Subaccount           Subaccount        Subaccount         Subaccount        Subaccount       Subaccount
-------------------- ------------------ ----------------- ----------------- ----------------- ----------------


   $   975,622           $1,132,481        $1,073,782          $157,829        $   870,330       $ 1,023,649

       129,542               95,948           100,201            36,204            112,758           149,243
-------------------- ------------------ ----------------- ----------------- ----------------- ----------------
       846,080            1,036,533           973,581           121,625            757,572           874,406



       655,193            1,107,407           807,709           632,392          1,028,082           654,203
       506,675            1,089,346           723,393           611,390            858,095           376,166
-------------------- ------------------ ----------------- ----------------- ----------------- ----------------
       148,518               18,061            84,316            21,002            169,987           278,037


     2,812,967              (47,927)          508,721           (39,105)           467,957         2,468,646
      (131,618)            (870,051)           66,028            26,128            383,190         1,078,797
-------------------- ------------------ ----------------- ----------------- ----------------- ----------------
    (2,944,585)            (822,124)         (442,693)           65,233            (84,767)       (1,389,849)
-------------------- ------------------ ----------------- ----------------- ----------------- ----------------
    (2,796,067)            (804,063)         (358,377)           86,235             85,220        (1,111,812)
-------------------- ------------------ ----------------- ----------------- ----------------- ----------------
   $(1,949,987)         $   232,470       $   615,204          $207,860        $   842,792       $  (237,406)
==================== ================== ================= ================= ================= ================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                      Statements of Operations (continued)




                                                                                                Endeavor
                                                                                Jennison        Enhanced
                                                                                 Growth          Index
                                                                               Subaccount      Subaccount
                                                                              ------------------------------
Net investment income (loss)
   Income:
     Dividends                                                                 $   90,277       $ 225,730
   Expenses:
     Administrative, mortality and expense risk charges                            17,938          52,635
                                                                              ------------------------------
Net investment income (loss)                                                       72,339         173,095

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain (loss) from sales of investments:
     Proceeds from sales                                                          181,084         273,315
     Cost of investments sold                                                     180,529         229,120
                                                                              ------------------------------
   Net realized capital gain from sales of investments                                555          44,195

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                         59,274         471,297
   End of the period                                                             (185,601)       (218,876)
                                                                              ------------------------------
Net change in unrealized appreciation/depreciation of investments                (244,875)       (690,173)
                                                                              ------------------------------
Net realized and unrealized capital gain (loss) from investments                 (244,320)       (645,978)
                                                                              ------------------------------
Increase (decrease) from operations                                            $ (171,981)      $(472,883)
                                                                              ==============================



(1)  Commencement of operations, May 1, 2000.

(2)  Commencement of operations, October 9, 2000.




See accompanying notes.

    Endeavor             Capital                           Capital
     Janus               Guardian         Endeavor         Guardian        Transamerica       VIP Equity-
     Growth               Global        High Yield       U. S. Equity       VIF Growth          Income
   Subaccount           Subaccount       Subaccount     Subaccount (2)    Subaccount (1)     Subaccount (1)
-------------------------------------------------------------------------------------------------------------
   $         --         $ 12,020         $   106         $      --           $ 11,735           $   --

        516,095            2,403             374                 7                673              164
-------------------------------------------------------------------------------------------------------------
       (516,095)           9,617            (268)               (7)            11,062             (164)



      1,669,592           28,308          14,562            11,332                673              173
        715,048           25,290          15,120            11,458                749              162
-------------------------------------------------------------------------------------------------------------
        954,544            3,018            (558)             (126)               (76)              11


     18,094,008           13,209              22                --                 --               --
      5,756,004          (38,148)         (4,160)               20            (33,373)           1,684
-------------------------------------------------------------------------------------------------------------
    (12,338,004)         (51,357)         (4,182)               20            (33,373)           1,684
-------------------------------------------------------------------------------------------------------------
    (11,383,460)         (48,339)         (4,740)             (106)           (33,449)           1,695
-------------------------------------------------------------------------------------------------------------
   $(11,899,555)        $(38,722)        $(5,008)        $    (113)          $(22,387)          $1,531
=============================================================================================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                      Statements of Operations (continued)




                                                                                       VIP II         VIP III Growth
                                                                                     Contrafund       Opportunities
                                                                                   Subaccount (1)     Subaccount (1)
                                                                                  ------------------------------------
Net investment income (loss)
   Income:
     Dividends                                                                    $         --        $         --
   Expenses:
     Administrative, mortality and expense risk charges                                  1,476                 441
                                                                                  ------------------------------------
Net investment income (loss)                                                            (1,476)               (441)

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain (loss) from sales of investments:
     Proceeds from sales                                                                 1,486                 446
     Cost of investments sold                                                            1,564                 488
                                                                                  ------------------------------------
   Net realized capital gain (loss) from sales of investments                              (78)                (42)

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                                   -                   -
   End of the period                                                                   (18,676)            (13,104)
                                                                                  ------------------------------------
Net change in unrealized appreciation/depreciation of investments                      (18,676)            (13,104)
                                                                                  ------------------------------------
Net realized and unrealized capital gain (loss) from investments                       (18,754)            (13,146)
                                                                                  ------------------------------------
Increase (decrease) from operations                                               $    (20,230)       $    (13,587)
                                                                                  ====================================



(1)  Commencement of operations, May 1, 2000.

(2)  Commencement of operations, October 9, 2000.



See accompanying notes.

                         WRL Alger              WRL                                                 WRL Pilgrim
      VIP III           Aggressive           Goldman           WRL Janus          WRL NWQ           Baxter Mid
      Mid Cap             Growth           Sachs Growth          Global         Value Equity        Cap Growth
   Subaccount (1)      Subaccount (1)      Subaccount (1)    Subaccount (1)    Subaccount (1)     Subaccount (1)
-----------------------------------------------------------------------------------------------------------------
      $   992             $ 16,519          $    605           $ 35,107             $269           $      21

        1,160                  734               408                870               68                  90
-----------------------------------------------------------------------------------------------------------------
         (168)              15,785               197             34,237              201                 (69)


        1,165                  734               408                870               68                  90
        1,069                  949               422              1,104               67                 102
-----------------------------------------------------------------------------------------------------------------
           96                 (215)              (14)              (234)               1                 (12)


            -                    -                 -                  -                -                   -
        8,874              (58,052)           (6,926)           (71,411)             491              (8,788)
-----------------------------------------------------------------------------------------------------------------
        8,874              (58,052)           (6,926)           (71,411)             491              (8,788)
-----------------------------------------------------------------------------------------------------------------
        8,970              (58,267)           (6,940)           (71,645)             492              (8,800)
-----------------------------------------------------------------------------------------------------------------
      $ 8,802             $(42,482)         $ (6,743)          $(37,408)            $693           $  (8,869)
=================================================================================================================

                    AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                      Statements of Operations (continued)




                                                                                                         WRL
                                                                                  WRL Salomon       T. Rowe Price
                                                                                    All Cap        Dividend Growth
                                                                                Subaccount (1)     Subaccount (1)
                                                                               ------------------ ------------------
Net investment income (loss)
   Income:
     Dividends                                                                    $    152          $       9
   Expenses:
     Administrative, mortality and expense risk charges                                103                 24
                                                                               ------------------ ------------------
Net investment income (loss)                                                            49                (15)

Netrealized and unrealized capital gain (loss) from investments
   Net realized capital gain (loss) from sales of investments:
     Proceeds from sales                                                               103                 24
     Cost of investments sold                                                          101                 23
                                                                               ------------------ ------------------
   Net realized capital gain (loss) from sales of investments                            2                  1

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                               -                  -
   End of the period                                                                   229                271
                                                                               ------------------ ------------------
Net change in unrealized appreciation/depreciation of investments                      229                271
                                                                               ------------------ ------------------
Net realized and unrealized capital gain (loss) from investments                       231                272
                                                                               ------------------ ------------------
Increase (decrease) from operations                                               $    280          $     257
                                                                               ================== ==================



(1)  Commencement of operations, May 1, 2000.

(2)  Commencement of operations, October 9, 2000.



See accompanying notes.

       WRL.                                 WRL Great        Janus Aspen       Janus Aspen         Janus Aspen
   T. Rowe Price        WRL Gabelli         Companies         Aggressive         Strategic          Worldwide
     Small Cap            Growth             Global/2/          Growth             Value              Growth
  Subaccount (1)      Subaccount (2)      Subaccount (2)     Subaccount (2)    Subaccount (2)     Subaccount (2)
-------------------- ------------------ ------------------ ----------------- ------------------ ------------------
  $      20               $     -            $   -             $     -              $  -            $     3

        104                     6                6                  10                51                 16
-------------------- ------------------ ------------------ ----------------- ------------------ ------------------
        (84)                   (6)              (6)                (10)              (51)               (13)



        104                     7                7                  10                51                 16
        117                     7                7                  13                51                 18
-------------------- ------------------ ------------------ ----------------- ------------------ ------------------
        (13)                    -                -                  (3)                -                 (2)


          -                     -                -                   -                 -                  -
     (2,923)                 (112)             (87)               (702)               86               (433)
-------------------- ------------------ ------------------ ----------------- ------------------ ------------------
     (2,923)                 (112)             (87)               (702)               86               (433)
-------------------- ------------------ ------------------ ----------------- ------------------ ------------------
     (2,936)                 (112)             (87)               (705)               86               (435)
-------------------- ------------------ ------------------ ----------------- ------------------ ------------------
    $(3,020)                $(118)            $(93)              $(715)              $35              $(448)
==================== ================== ================== ================= ================== ==================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                Statements of Changes in Contract Owners' Equity

            Years ended December 31, 2000 and 1999, except as noted




                                           Endeavor Money                 Endeavor Asset            T. Rowe Price International
                                         Market Subaccount             Allocation Subaccount              Stock Subaccount
                                     ---------------------------    ----------------------------    ----------------------------
                                         2000          1999             2000           1999            2000           1999
                                     ---------------------------    ----------------------------    ----------------------------
Operations:
  Net investment income (loss)        $    70,930   $    37,813       $  587,215     $1,391,698      $  846,080    $   85,585
  Net realized capital gain (loss)             -             -           109,512        181,706         148,518       217,328
  Net change in unrealized
     appreciation/depreciation of
     investments                               -             -        (1,238,460)      (166,534)     (2,944,585)    2,000,162
                                     ---------------------------    ----------------------------    ----------------------------
Increase (decrease) from operations       70,930        37,813          (541,733)     1,406,870      (1,949,987)    2,303,075

Contract transactions:
  Net contract purchase payments       1,047,554       382,999           333,533        107,809         238,668       174,803
  Transfer payments from (to)
     other subaccounts or general
     account                              25,740        73,411           302,112        259,722         432,492         2,862
  Contract terminations,
     withdrawals and other
     deductions                         (596,991)     (178,344)         (360,386)      (314,063)       (435,927)     (310,961)
                                     ---------------------------    ----------------------------    ----------------------------
Increase (decrease) from contract
  transactions                           476,303       278,066           275,259         53,468         235,233      (133,296)
                                     ---------------------------    ----------------------------    ----------------------------
Net increase (decrease) in
  contract owners' equity                547,233       315,879          (266,473)     1,460,338      (1,714,754)    2,169,779

Contract owners' equity:
  Beginning of the period              1,642,439     1,326,560         7,113,188      5,652,850       9,830,824     7,661,045
                                     ---------------------------    ----------------------------    ----------------------------
  End of the period                   $2,189,672    $1,642,439        $6,846,714     $7,113,188      $8,116,070    $9,830,824
                                     ===========================    ============================    ============================

(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2)  Commencement of operations, June 21, 1999.

(3)  Commencement of operations, May 1, 2000.

(4)  Commencement of operations, October 9, 2000.


See accompanying notes.

         Capital Guardian                   Dreyfus Small Cap               Dreyfus U. S. Government
         Value Subaccount                    Value Subaccount                 Securities Subaccount
  --------------------------------    -------------------------------     ------------------------------
       2000             1999               2000            1999                2000           1999
  --------------------------------    -------------------------------     ------------------------------
    $1,036,533       $  310,985         $  973,581      $  497,744          $  121,625      $   98,839
        18,061          345,861             84,316         102,684              21,002          12,324


      (822,124)      (1,006,480)          (442,693)        834,091              65,233        (165,165)
  --------------------------------    -------------------------------     ------------------------------
       232,470         (349,634)           615,204       1,434,519             207,860         (54,002)


       202,686          142,625            297,304         181,842             334,726         136,319


      (436,874)        (315,172)           176,564        (143,596)           (286,080)        253,882

      (486,375)        (329,291)          (617,765)       (302,912)           (192,984)        (72,805)
  --------------------------------    -------------------------------     ------------------------------

      (720,563)        (501,838)          (143,897)       (264,666)           (144,338)        317,396
  --------------------------------    -------------------------------     ------------------------------

      (488,093)        (851,472)           471,307       1,169,853              63,522         263,394


     7,501,479        8,352,951          6,589,708       5,419,855           2,536,904       2,273,510
  --------------------------------    -------------------------------     ------------------------------
    $7,013,386       $7,501,479         $7,061,015      $6,589,708          $2,600,426      $2,536,904
  ================================    ===============================     ==============================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

                                       T. Rowe Price Equity          T. Rowe Price Growth            Jennison Growth
                                         Income Subaccount              Stock Subaccount                Subaccount
                                     -------------------------    ---------------------------   ---------------------------
                                         2000         1999             2000          1999             2000          1999
                                     -------------------------    ---------------------------   ---------------------------
Operations:
  Net investment income (loss)       $   757,572  $   399,940     $   874,406   $   530,540       $    72,339  $     6,327

  Net realized capital gain (loss)       169,987      323,454         278,037       267,970               555       13,382
  Net change in unrealized
     appreciation/depreciation of
     investments                         (84,767)    (564,407)     (1,389,849)      840,876          (244,875)      18,432
                                     -------------------------    ---------------------------   ---------------------------
Increase (decrease) from operations      842,792      158,987        (237,406)    1,639,386          (171,981)      38,141

Contract transactions:
  Net contract purchase payments         378,391      386,844         647,422       434,749           106,422       81,846
  Transfer payments from (to)
     other subaccounts or general
     account                            (270,699)    (203,955)        309,253       553,994            43,671       12,791
  Contract terminations,
     withdrawals and other
     deductions                         (449,915)    (176,746)       (381,874)     (225,204)          (72,844)     (15,717)
                                     -------------------------    ---------------------------   ---------------------------
Increase (decrease) from contract
  transactions                          (342,223)       6,143         574,801       763,539            77,249       78,920
                                     -------------------------    ---------------------------   ---------------------------
Net increase (decrease) in
  contract owners' equity                500,569      165,130         337,395     2,402,925           (94,732)     117,061

Contract owners' equity:
  Beginning of the period              8,114,414    7,949,284       9,784,644     7,381,719         1,266,377    1,149,316
                                     -------------------------    ---------------------------   ---------------------------
  End of the period                   $8,614,983   $8,114,414     $10,122,039    $9,784,644        $1,171,645   $1,266,377
                                     =========================    ============================    ==========================

(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2)  Commencement of operations, June 21, 1999.

(3)  Commencement of operations, May 1, 2000.

(4)  Commencement of operations, October 9, 2000.



See accompanying notes.

         Endeavor Enhanced                    Endeavor Janus                    Capital Guardian
         Index Subaccount                   Growth Subaccount                   Global Subaccount
  --------------------------------    -------------------------------     ------------------------------
        2000            1999               2000          1999 (1)             2000          1999 (2)
  --------------------------------    -------------------------------     ------------------------------
    $  173,095       $   85,396         $  (516,095)    $  (376,721)         $  9,617        $  (178)
        44,195          131,471             954,544       1,880,823             3,018             78


      (690,173)         205,029         (12,338,004)     10,950,092           (51,357)        13,209
  --------------------------------    -------------------------------     ------------------------------
      (472,883)         421,896         (11,899,555)     12,454,194           (38,722)        13,109


       458,866          516,702           2,170,864       1,476,686            91,010         12,006


        37,443          806,569           3,159,564       1,715,238           135,956         40,188

       (35,568)        (173,518)         (1,347,475)     (1,464,119)           (3,285)             -
  --------------------------------    -------------------------------     ------------------------------

       460,741        1,149,753           3,982,953       1,727,805           223,681         52,194
  --------------------------------    -------------------------------     ------------------------------

       (12,142)       1,571,649          (7,916,602)     14,181,999           184,959         65,303


     3,480,334        1,908,685          35,072,034      20,890,035            65,303              -
  --------------------------------    -------------------------------     ------------------------------
    $3,468,192       $3,480,334         $27,155,432     $35,072,034          $250,262        $65,303
  ================================    ===============================     ==============================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)



                                                                            Capital
                                                                           Guardian         Transamerica
                                              Endeavor High Yield        U. S. Equity        VIF Growth
                                                   Subaccount             Subaccount         Subaccount
                                            -------------------------    --------------    ----------------
                                                 2000      1999 (2)         2000 (4)           2000 (3)
                                            -------------------------    --------------    ----------------
  Operations:
    Net investment income (loss)              $  (268)      $  (14)          $   (7)          $ 11,062
    Net realized capital gain (loss)             (558)           -             (126)               (76)
    Net change in unrealized
       appreciation/depreciation of
       investments                             (4,182)          22               20            (33,373)
                                            -------------------------    --------------    ----------------
  Increase (decrease) from operations          (5,008)           8             (113)           (22,387)

  Contract transactions:
    Net contract purchase payments             21,569        2,001            2,001            129,768
    Transfer payments from (to) other
       subaccounts or general account          66,399           14              126              7,182
    Contract terminations, withdrawals
       and other deductions                    (1,519)           -                -                  -
                                            -------------------------    --------------    ----------------
  Increase (decrease) from contract
    transactions                               86,449        2,015            2,127            136,950
                                            -------------------------    --------------    ----------------
  Net increase (decrease) in contract
    owners' equity                             81,441        2,023            2,014            114,563

  Contract owners' equity:
    Beginning of the period                     2,023            -                -                  -
                                            -------------------------    --------------    ----------------
    End of the period                         $83,464       $2,023           $2,014           $114,563
                                            =========================    ==============    ================


(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2)  Commencement of operations, June 21, 1999.

(3)  Commencement of operations, May 1, 2000.

(4)  Commencement of operations, October 9, 2000.


See accompanying notes.

                                                                                 WRL Alger
   VIP Equity-           VIP II          VIP III Growth         VIP III          Aggressive      WRL Goldman
      Income           Contrafund         Opportunities         Mid Cap            Growth        Sachs Growth
    Subaccount         Subaccount          Subaccount          Subaccount        Subaccount       Subaccount
  ---------------    ---------------    ----------------    ----------------    ------------    --------------
      2000 (3)           2000 (3)            2000 (3)           2000 (3)          2000 (3)         2000 (3)
  ---------------    ---------------    ----------------    ----------------    ------------    --------------
     $  (164)            $ (1,476)          $  (441)           $   (168)           $ 15,785        $   197
          11                  (78)              (42)                 96                (215)           (14)


       1,684              (18,676)          (13,104)              8,874             (58,052)        (6,926)
  ---------------    ---------------    ----------------    ----------------    ------------    --------------
       1,531              (20,230)          (13,587)              8,802             (42,482)        (6,743)


      25,799              296,332            43,318             211,081             113,603         75,938

      24,932               32,845            55,705             114,607              43,322            636

           -                   (4)                -                   -                   -              -
  ---------------    ---------------    ----------------    ----------------    ------------    --------------

      50,731              329,173            99,023             325,688             156,925         76,574
  ---------------    ---------------    ----------------    ----------------    ------------    --------------

      52,262              308,943            85,436             334,490             114,443         69,831


           -                    -                 -                   -                   -              -
  ---------------    ---------------    ----------------    ----------------    ------------    --------------
     $52,262             $308,943           $85,436            $334,490            $114,443        $69,831
  ===============    ===============    ================    ================    ============    ==============

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)




                                                                                              WRL Pilgrim
                                                           WRL Janus          WRL NWQ          Baxter Mid
                                                            Global         Value Equity        Cap Growth
                                                          Subaccount        Subaccount         Subaccount
                                                        --------------    --------------    ---------------
                                                           2000 (3)          2000 (3)           2000 (3)
                                                        --------------    --------------    ---------------
  Operations:
    Net investment income (loss)                           $ 34,237          $   201           $   (69)
    Net realized capital gain (loss)                           (234)               1               (12)
    Net change in unrealized
       appreciation/depreciation of investments             (71,411)             491            (8,788)
                                                        --------------    --------------    ---------------
  Increase (decrease) from operations                       (37,408)             693            (8,869)

  Contract transactions:
    Net contract purchase payments                          176,102           13,994            11,994
    Transfer payments from (to) other subaccounts or
       general account                                       17,137               (1)           17,650
    Contract terminations, withdrawals and other
       deductions                                                 -                -                 -
                                                        --------------    --------------    ---------------
  Increase (decrease) from contract transactions            193,239           13,993            29,644
                                                        --------------    --------------    ---------------
  Net increase (decrease) in contract owners' equity        155,831           14,686            20,775

  Contract owners' equity:
    Beginning of the period                                       -                -                 -
                                                        --------------    --------------    ---------------
    End of the period                                      $155,831          $14,686           $20,775
                                                        ==============    ==============    ===============


(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2)  Commencement of operations, June 21, 1999.

(3)  Commencement of operations, May 1, 2000.

(4)  Commencement of operations, October 9, 2000.


See accompanying notes.

                           WRL
                      T. Rowe Price        WRL T.                           WRL Great      Janus Aspen
    WRL Salomon          Dividend         Rowe Price      WRL Gabelli      Companies        Aggressive
      All Cap             Growth          Small Cap         Growth          Global/2/         Growth
    Subaccount          Subaccount        Subaccount      Subaccount       Subaccount       Subaccount
  ---------------    ----------------    ------------    -------------   -------------    --------------
     2000 (3)            2000 (3)          2000 (3)         2000 (4)        2000 (4)         2000 (4)
  ---------------    ----------------    ------------    -------------   -------------    --------------
     $    49             $  (15)           $   (84)         $   (6)         $   (6)           $  (10)
           2                  1                (13)              -               -                (3)

         229                271             (2,923)           (112)            (87)             (702)
  ---------------    ----------------    ------------    -------------   -------------    --------------
         280                257             (3,020)           (118)            (93)             (715)


      21,254              2,000             19,419           1,999           2,000             1,999

         701              6,237              3,164              (5)             (7)            3,341

           -                  -                  -               -               -                 -
  ---------------    ----------------    ------------    -------------   -------------    --------------
      21,955              8,237             22,583           1,994           1,993             5,340
  ---------------    ----------------    ------------    -------------   -------------    --------------
      22,235              8,494             19,563           1,876           1,900             4,625

           -                  -                  -               -               -                 -
  ---------------    ----------------    ------------    -------------   -------------    --------------
     $22,235             $8,494            $19,563          $1,876          $1,900            $4,625
  ===============    ================    ============    =============   =============    ==============

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)




                                                                          Janus Aspen       Janus Aspen
                                                                           Strategic         Worldwide
                                                                             Value             Growth
                                                                           Subaccount        Subaccount
                                                                          -------------    ---------------
                                                                             2000 (4)          2000 (4)
                                                                          -------------    ---------------
  Operations:
    Net investment income (loss)                                             $   (51)         $   (13)
    Net realized capital gain (loss)                                               -               (2)
    Net change in unrealized appreciation/depreciation of investments             86             (433)
                                                                          -------------    ---------------
  Increase (decrease) from operations                                             35             (448)

  Contract transactions:
    Net contract purchase payments                                            25,700            1,999
    Transfer payments from (to) other subaccounts or general account           6,900            9,975
    Contract terminations, withdrawals and other deductions                        -                -
                                                                          -------------    ---------------
  Increase (decrease) from contract transactions                              32,600           11,974
                                                                          -------------    ---------------
  Net increase (decrease) in contract owners' equity                          32,635           11,526

  Contract owners' equity:
    Beginning of the period                                                        -                -
                                                                          -------------    ---------------
    End of the period                                                        $32,635          $11,526
                                                                          =============    ===============



(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2)  Commencement of operations, June 21, 1999.

(3)  Commencement of operations, May 1, 2000.

(4)  Commencement of operations, October 9, 2000.



See accompanying notes.

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                          Notes to Financial Statements

                                December 31, 2000




1. Organization and Summary of Significant Accounting Policies

Organization

The AUSA Endeavor Variable Annuity Account (the "Mutual Fund Account") is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of thirty-two investment subaccounts, fourteen of which are invested in specified portfolios of the Endeavor Series Trust, one of which is invested in a specified portfolio of the Transamerica Variable Insurance Fund, Inc., one of which is invested in a specified portfolio of the Variable Insurance Products Fund, one of which is invested in a specified portfolio of the Variable Insurance Products Fund II, two of which are invested in specified portfolios of the Variable Insurance Products Fund III, ten of which are invested in specified portfolios of the WRL Series Fund, Inc., and three of which are invested in the Janus Aspen Series Fund (each a "Series Fund" and collectively "the Series Funds"). Activity in these thirty-two investment subaccounts is available to contract owners of The Endeavor Variable Annuity.

Prior to April 30, 1999, the Growth Portfolio of the WRL Series Fund, Inc. was available to contract owners of the AUSA Endeavor Variable Annuity as an investment option. As of the close of business on April 30, 1999, all shares of the Growth Portfolio of the WRL Series Fund, Inc. were exchanged for shares of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. This exchange had no impact at the date of transfer on investments in mutual funds or total contract owner's equity.

The WRL Janus Global Subaccount is only available to contract owners that held an investment in this subaccount on September 1, 2000.

Effective October 9, 2000, the Endeavor Value Equity Subaccount, the Endeavor Opportunity Value Subaccount, and the Endeavor Select 50 Subaccount changed their name to the Capital Guardian Value Subaccount, the Jennison Growth Subaccount, and the Capital Guardian Global Subaccount, respectively.

AUSA has indicated its intention to change the names of the AUSA Endeavor Variable Annuity Account and The Endeavor Variable Annuity (NY) to Separate Account VA BNY and AUSA Landmark Variable Annuity, respectively, effective May 1, 2001.

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)




1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for The Endeavor Variable Annuity are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2000.

Realized capital gains and losses from the sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                                                    Net Asset
                                                   Number of        Value Per         Market
                                                  Shares Held         Share            Value            Cost
                                                ------------------------------------------------------------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio              2,189,671.990       $ 1.00        $ 2,189,672     $ 2,189,672
     Endeavor Asset Allocation Portfolio            351,652.933        19.47          6,846,683       7,429,649
     T. Rowe Price International Stock
       Portfolio                                    535,014.227        15.17          8,116,166       8,247,784
     Capital Guardian Value Portfolio               398,719.723        17.59          7,013,480       7,883,531
     Dreyfus Small Cap Value Portfolio              452,063.300        15.62          7,061,229       6,995,201
     Dreyfus U.S. Government Securities
       Portfolio                                    218,891.152        11.88          2,600,427       2,574,299
     T. Rowe Price Equity Income Portfolio          441,339.873        19.52          8,614,954       8,231,764
     T. Rowe Price Growth Stock Portfolio           395,082.614        25.62         10,122,017       9,043,220
     Jennison Growth Portfolio                      113,751.959        10.30          1,171,645       1,357,246
     Endeavor Enhanced Index Portfolio              229,224.378        15.13          3,468,165       3,687,041
     Endeavor Janus Growth Portfolio                403,249.087        67.34         27,154,794      21,398,790
     Capital Guardian Global Portfolio               20,751.544        12.06            250,264         288,412

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)



2. Investments (continued)

                                                                    Net Asset
                                                   Number of        Value Per         Market
                                                  Shares Held         Share            Value           Cost
                                                ------------------------------------------------------------------
   Endeavor Series Trust (continued):
     Endeavor High Yield Portfolio                    9,212.410      $  9.06      $      83,464   $      87,624
     Capital Guardian U. S. Equity Portfolio            199.357        10.10              2,014           1,994
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                5,259.967        21.78            114,562         147,935
   Variable Insurance Products Fund:
     VIP Equity-Income Portfolio                      2,056.741        25.41             52,262          50,578
   Variable Insurance Products Fund II:
     VIP II Contrafund Portfolio                     13,068.644        23.64            308,943         327,619
   Variable Insurance Products Fund III:
     VIP III Growth Opportunities Portfolio           4,832.332        17.68             85,436          98,540
     VIP III Mid Cap Portfolio                       16,558.980        20.20            334,491         325,617
   WRL Series Fund, Inc.:
     WRL Alger Aggressive Growth Portfolio            5,850.825        19.56            114,442         172,494
     WRL Goldman Sachs Growth Portfolio               6,544.594        10.67             69,831          76,757
     WRL Janus Global Portfolio                       6,501.101        23.97            155,831         227,242
     WRL NWQ Value Equity Portfolio                   1,022.058        14.37             14,687          14,196
     WRL Pilgrim Baxter Mid Cap Growth
       Portfolio                                      1,379.464        15.06             20,775          29,563
     WRL Salomon All Cap Portfolio                    1,711.760        12.99             22,236          22,007
     WRL T. Rowe Price Dividend Growth
       Portfolio                                        838.545        10.13              8,494           8,223
     WRL T. Rowe Price Small Cap Portfolio            1,610.144        12.15             19,563          22,486
     WRL Gabelli Growth Portfolio                       206.136         9.10              1,876           1,988
     WRL Great Companies Global/2/ Portfolio            222.473         8.54              1,900           1,987
   Janus Aspen Series:
     Janus Aspen Aggressive Growth Portfolio            128.584        35.97              4,625           5,327
     Janus Aspen Strategic Value Portfolio            3,250.506        10.04             32,635          32,549
     Janus Aspen Worldwide Growth Portfolio             313.495        36.77             11,527          11,960

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)



2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                      Period ended December 31
                                                                2000                            1999
                                                    -----------------------------    ----------------------------
                                                      Purchases        Sales          Purchases        Sales
                                                    -----------------------------    ----------------------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                  $2,076,736    $1,529,501         $1,407,437   $1,091,568
     Endeavor Asset Allocation Portfolio               1,524,546       662,119          2,202,894      757,774
     T. Rowe Price International Stock Portfolio       1,736,460       655,193            909,026      956,671
     Capital Guardian Value Portfolio                  1,423,382     1,107,407          1,084,624    1,275,625
     Dreyfus Small Cap Value Portfolio                 1,637,463       807,709          1,010,524      777,604
     Dreyfus U. S. Government Securities Portfolio       609,680       632,392            629,485      213,260
     T. Rowe Price Equity Income Portfolio             1,443,354     1,028,082          1,429,373    1,023,316
     T. Rowe Price Growth Stock Portfolio              2,103,307       654,203          1,894,138      600,104
     Jennison Growth Portfolio                           330,662       181,084            201,497      116,259
     Endeavor Enhanced Index Portfolio                   907,111       273,315          1,806,233      571,088
     Endeavor Janus Growth Portfolio                   5,135,939     1,669,592          5,260,257    3,909,487
     Capital Guardian Global Portfolio                   261,607        28,308             54,262        2,245
     Endeavor High Yield Portfolio                       100,743        14,562              2,015           14
     Capital Guardian U. S. Equity Portfolio              13,452        11,332                  -            -
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                   148,684           673                  -            -
   Variable Insurance Products Fund:
     VIP Equity-Income Portfolio                          50,740           173                  -            -
   Variable Insurance Products Fund II:
     VIP II Contrafund Portfolio                         329,183         1,486                  -            -
   Variable Insurance Products Fund III:
     VIP III Growth Opportunities Portfolio               99,028           446                  -            -
     VIP III Mid Cap Portfolio                           326,686         1,165                  -            -
   WRL Series Fund, Inc.:
     WRL Alger Aggressive Growth Portfolio               173,443           734                  -            -
     WRL Goldman Sachs Growth Portfolio                   77,179           408                  -            -
     WRL Janus Global Portfolio                          228,346           870                  -            -
     WRL NWQ Value Equity Portfolio                       14,263            68                  -            -
     WRL Pilgrim Baxter Mid Cap Growth Portfolio          29,665            90                  -            -
     WRL Salomon All Cap Portfolio                        22,108           103                  -            -
     WRL T. Rowe Price Dividend Growth Portfolio           8,246            24                  -            -
     WRL T. Rowe Price Small Cap Portfolio                22,603           104                  -            -
     WRL Gabelli Growth Portfolio                          1,995             7                  -            -
     WRL Great Companies Global/2/ Portfolio               1,994             7                  -            -
   Janus Aspen Series:
     Janus Aspen Aggressive Growth Portfolio               5,340            10                  -            -
     Janus Aspen Strategic Value Portfolio                32,600            51                  -            -
     Janus Aspen Worldwide Growth Portfolio               11,978            16                  -            -

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity

A summary of those Subaccounts for which the market value of AUSA's capital contributions exceed 5% of net assets follows:

                                                                        Market
                                          Subaccount                     Value
--------------------------------------------------------------------------------

Endeavor High Yield                                                      $1,888
Capital Guardian U. S. Equity Portfolio                                   2,012
WRL NWQ Value Equity                                                      2,163
WRL T. Rowe Price Dividend Growth                                         2,151
WRL T. Rowe Price Small Cap                                               1,710
WRL Salomon All Cap                                                       2,064
WRL Pilgrim Baxter Mid Cap Growth                                         1,581
WRL Gabelli Global Growth                                                 1,876
WRL Great Companies - Global/2/                                           1,900
Janus Aspen Strategic Value                                               1,998
Janus Aspen Aggressive Growth                                             1,477
Janus Aspen Worldwide Growth                                              1,775

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:

                                                                Return of Premium Death Benefit
                                                  -------------------------------------------------------------
                                                   Accumulation Units    Accumulation Unit    Total Contract
                   Subaccount                            Owned                 Value               Value
---------------------------------------------------------------------------------------------------------------
Endeavor Money Market                                 1,126,860.366        $  1.338389            $  1,508,178
Endeavor Asset Allocation                             2,115,478.033           2.932518               6,203,677
T. Rowe Price International Stock                     4,746,109.126           1.613169               7,656,276
Capital Guardian Value                                2,942,667.949           2.202884               6,482,356
Dreyfus Small Cap Value                               2,608,817.288           2.495215               6,509,560
Dreyfus U. S. Government Securities                   1,554,234.423           1.364481               2,120,723
T. Rowe Price Equity Income                           3,247,832.477           2.334702               7,582,721
T. Rowe Price Growth Stock                            2,782,793.077           3.066258               8,532,762
Jennison Growth                                         905,807.804           1.081530                 979,658
Endeavor Enhanced Index                               1,429,599.315           1.615156               2,309,026
Endeavor Janus Growth                                   668,231.046          34.855341              23,291,421
Capital Guardian Global                                 101,958.300           1.280261                 130,533
Endeavor High Yield                                      48,790.996           0.938048                  45,768
Capital Guardian U. S. Equity                             1,134.196           0.887757                   1,007
Transamerica VIF Growth                                  88,147.489           0.830824                  73,235

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                                                Return of Premium Death Benefit
                                                  -------------------------------------------------------------
                                                   Accumulation Units    Accumulation Unit    Total Contract
                   Subaccount                            Owned                 Value               Value
---------------------------------------------------------------------------------------------------------------
VIP Equity-Income                                         2,481.581        $  1.084290         $         2,691
VIP II Contrafund                                       104,254.793           0.922538                  96,179
VIP III Growth Opportunities                             50,514.510           0.848316                  42,852
VIP III Mid Cap                                          66,129.248           1.114623                  73,709
WRL Alger Aggressive Growth                              98,318.320           0.698100                  68,636
WRL Goldman Sachs Growth                                 34,329.508           0.916033                  31,447
WRL Janus Global                                         57,901.198           0.778173                  45,057
WRL NWQ Value Equity                                     10,618.266           1.081878                  11,488
WRL Pilgrim Baxter Mid Cap Growth                        25,273.784           0.790745                  19,985
WRL Salomon All Cap                                       1,686.226           1.032666                   1,741
WRL T. Rowe Price Dividend Growth                         1,000.000           1.075818                   1,076
WRL T. Rowe Price Small Cap                               1,757.364           0.855380                   1,503
WRL Gabelli Growth                                        1,000.000           0.938154                     938
WRL Great Companies Global/2/                             1,000.000           0.950187                     950
Janus Aspen Aggressive Growth                             1,095.756           0.673903                     738
Janus Aspen Strategic Value                               5,315.543           0.998916                   5,310
Janus Aspen Worldwide Growth                              7,121.730           0.799555                   5,694

                                                                  Annual Step-Up Death Benefit
                                                  -------------------------------------------------------------
                                                   Accumulation Units    Accumulation Unit    Total Contract
                   Subaccount                            Owned                 Value               Value
---------------------------------------------------------------------------------------------------------------
Endeavor Money Market                                   511,904.493        $  1.331292             $   681,494
Endeavor Asset Allocation                               220,450.321           2.916927                 643,037
T. Rowe Price International Stock                       286,553.696           1.604565                 459,794
Capital Guardian Value                                  242,351.466           2.191158                 531,030
Dreyfus Small Cap Value                                 222,186.842           2.481941                 551,455
Dreyfus U. S. Government Securities                     352,869.442           1.359434                 479,703
T. Rowe Price Equity Income                             444,498.428           2.322307               1,032,262
T. Rowe Price Growth Stock                              521,078.691           3.049975               1,589,277
Jennison Growth                                         178,461.289           1.075789                 191,987
Endeavor Enhanced Index                                 721,520.270           1.606561               1,159,166
Endeavor Janus Growth                                   111,450.590          34.670168               3,864,011
Capital Guardian Global                                  93,921.969           1.274775                 119,729

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                                                  Annual Step-Up Death Benefit
                                                  -------------------------------------------------------------
                                                   Accumulation Units    Accumulation Unit    Total Contract
                   Subaccount                            Owned                 Value               Value
---------------------------------------------------------------------------------------------------------------
Endeavor High Yield                                      40,339.546        $  0.934479            $     37,696
Capital Guardian U. S. Equity                             1,138.031           0.884476                   1,007
Transamerica VIF Growth                                  49,791.821           0.830010                  41,328
VIP Equity-Income                                        45,762.072           1.083236                  49,571
VIP II Contrafund                                       230,856.696           0.921627                 212,764
VIP III Growth Opportunities                             50,247.247           0.847487                  42,584
VIP III Mid Cap                                         234,192.708           1.113532                 260,781
WRL Alger Aggressive Growth                              65,681.407           0.697419                  45,807
WRL Goldman Sachs Growth                                 41,944.014           0.915132                  38,384
WRL Janus Global                                        142,492.795           0.777402                 110,774
WRL NWQ Value Equity                                      2,959.117           1.080814                   3,198
WRL Pilgrim Baxter Mid Cap Growth                         1,000.000           0.789965                     790
WRL Salomon All Cap                                      19,865.045           1.031639                  20,494
WRL T. Rowe Price Dividend Growth                         6,902.337           1.074760                   7,418
WRL T. Rowe Price Small Cap                              21,134.126           0.854538                  18,060
WRL Gabelli Growth                                        1,000.000           0.937848                     938
WRL Great Companies Global/2/                             1,000.000           0.949871                     950
Janus Aspen Aggressive Growth                             5,266.187           0.738193                   3,887
Janus Aspen Strategic Value                              27,363.900           0.998590                  27,325
Janus Aspen Worldwide Growth                              6,571.469           0.887518                   5,832

A summary of changes in contract owners' account units follows:

                                                                Endeavor      T. Rowe Price
                                                Endeavor         Asset        International       Capital
                                              Money Market     Allocation         Stock       Guardian Value
                                               Subaccount      Subaccount      Subaccount       Subaccount
                                              ----------------------------------------------------------------
Units outstanding at January 1, 1999             1,070,313     2,229,215        4,997,400         3,774,868
Units purchased                                    302,711        39,106          107,582            63,646
Units redeemed and transferred                     (89,674)      (17,671)        (191,762)         (292,211)
                                              ----------------------------------------------------------------
Units outstanding at December 31, 1999           1,283,350     2,250,650        4,913,220         3,546,303
Units purchased                                    809,641       127,041          175,695           104,927
Units redeemed and transferred                    (454,226)      (41,763)         (56,252)         (466,211)
                                              ----------------------------------------------------------------
Units outstanding at December 31, 2000           1,638,765     2,335,928        5,032,663         3,185,019
                                              ================================================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                                  Dreyfus     Dreyfus U. S.
                                                 Small Cap     Government      T. Rowe Price    T. Rowe Price
                                                   Value       Securities      Equity Income    Growth Stock
                                                Subaccount     Subaccount       Subaccount       Subaccount
                                              -------------- --------------- ---------------- ----------------
Units outstanding at January 1, 1999            3,035,038       1,766,976       3,848,718         2,847,145
Units purchased                                    91,092         107,577         181,988           165,336
Units redeemed and transferred                   (234,141)        145,681        (179,652)          120,153
                                              -------------- --------------- ---------------- ----------------
Units outstanding at December 31, 1999          2,891,989       2,020,234       3,851,054         3,132,634
Units purchased                                   151,446         264,537         195,788           223,005
Units redeemed and transferred                   (212,431)       (377,667)       (354,511)          (51,767)
                                              -------------- --------------- ---------------- ----------------
Units outstanding at December 31, 2000          2,831,004       1,907,104       3,692,331         3,303,872
                                              ============== =============== ================ ================

                                                                 Endeavor                         Capital
                                                 Jennison        Enhanced     Endeavor Janus      Guardian
                                                  Growth           Index          Growth           Global
                                                Subaccount      Subaccount      Subaccount       Subaccount
                                              --------------- -------------- ---------------- ----------------
Units outstanding at January 1, 1999               957,851        1,210,214       654,937                -
Units purchased                                     65,228          315,232        39,972            9,515
Units redeemed and transferred                      (1,667)         369,502         5,985           33,059
                                              --------------- -------------- ---------------- ----------------
Units outstanding at December 31, 1999           1,021,412        1,894,948       700,894           42,574
Units purchased                                     86,454          256,671        45,287           62,017
Units redeemed and transferred                     (23,597)            (499)       33,501           91,289
                                              --------------- -------------- ---------------- ----------------
Units outstanding at December 31, 2000           1,084,269        2,151,120       779,682          195,880
                                              =============== ============== ================ ================

                                                                  Capital
                                                Endeavor         Guardian       Transamerica         VIP
                                               High Yield      U. S. Equity      VIF Growth     Equity-Income
                                               Subaccount       Subaccount       Subaccount      Subaccount
                                              -------------- ---------------- ----------------- --------------
Units outstanding at January 1, 1999                    -              -                 -               -
Units purchased                                     2,021              -                 -               -
Units redeemed and transferred                         (2)             -                 -               -
                                              -------------- ---------------- ----------------- --------------
Units outstanding at December 31, 1999              2,019              -                 -               -
Units purchased                                    22,125          2,274           130,030          24,853
Units redeemed and transferred                     64,987             (2)            7,909          23,391
                                              -------------- ---------------- ----------------- --------------
Units outstanding at December 31, 2000             89,131          2,272           137,939          48,244
                                              ============== ================ ================= ==============

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)


                                                                                                WRL Alger
                                                  VIP II      VIP III Growth      VIP III       Aggressive
                                                Contrafund     Opportunities      Mid Cap         Growth
                                                Subaccount      Subaccount       Subaccount     Subaccount
                                              -------------- ---------------- --------------- ----------------
Units outstanding at January 1, 1999                    -               -               -                -
Units purchased                                   300,648          44,714         195,088          115,367
Units redeemed and transferred                     34,463          56,048         105,234           48,633
                                              -------------- ---------------- --------------- ----------------
Units outstanding at December 31, 2000            335,111         100,762         300,322          164,000
                                              ============== ================ =============== ================

                                                                                                WRL Pilgrim
                                               WRL Goldman      WRL Janus     WRL NWQ Value       Baxter
                                               Sachs Growth       Global          Equity      Mid Cap Growth
                                                Subaccount      Subaccount      Subaccount      Subaccount
                                              --------------- --------------- --------------- ----------------
Units outstanding at January 1, 1999                    -                -              -               -
Units purchased                                    75,522          179,217         13,579          10,138
Units redeemed and transferred                        752           21,177             (2)         16,136
                                              --------------- --------------- --------------- ----------------
Units outstanding at December 31, 2000             76,274          200,394         13,577          26,274
                                              =============== =============== =============== ================

                                                                                      WRL
                                                                    WRL             T. Rowe
                                               WRL Salomon     T. Rowe Price         Price       WRL Gabelli
                                                 All Cap      Dividend Growth      Small Cap       Growth
                                               Subaccount        Subaccount       Subaccount     Subaccount
                                              -------------- ------------------- -------------- --------------
Units outstanding at January 1, 1999                    -               -                 -              -
Units purchased                                    20,867           2,002            19,157          2,002
Units redeemed and transferred                        684           5,900             3,734             (2)
                                              -------------- ------------------- -------------- --------------
Units outstanding at December 31, 2000             21,551           7,902            22,891          2,000
                                              ============== =================== ============== ==============

                                                WRL Great      Janus Aspen      Janus Aspen     Janus Aspen
                                                Companies       Aggressive       Strategic       Worldwide
                                                 Global/2/        Growth           Value           Growth
                                                Subaccount      Subaccount      Subaccount       Subaccount
                                              --------------- --------------- ---------------- ---------------
Units outstanding at January 1, 1999                    -              -                -                -
Units purchased                                     2,002          2,098           25,395            2,002
Units redeemed and transferred                         (2)         4,264            7,284           11,691
                                              --------------- --------------- ---------------- ---------------
Units outstanding at December 31, 2000              2,000          6,362           32,679           13,693
                                              =============== =============== ================ ===============

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)




4. Administrative, Mortality and Expense Risk Charges

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments made less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. AUSA also deducts a daily charge equal to an annual rate of .15% of the contract owner's account for administrative expenses.

AUSA deducts a daily charge for assuming certain mortality and expense risks. This fee depends on the death benefit option selected and the number of policy years that have elapsed since the date of issue. For the Annual Step-Up Death Benefit, the fee is 1.40% in the first seven policy years and 1.25% thereafter. For the Return of Premium Death Benefit, the fee is 1.25% in the first seven years and 1.10% thereafter.


5. Taxes

Operations of the Mutual Fund Account form a part of AUSA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA.

PART C      OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements

            All required financial statements are included in Part B of this Registration Statement.

        (b) Exhibits:

            (1)  (a)         Resolution of the Board of Directors of
                             AUSA Life Insurance Company, Inc. authorizing establishment of the Mutual Fund Account.
                             Note 2.

            (2)              Not Applicable.

            (3)  (a)         Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AEGON USA Securities, Inc.
                             Note 1.

            (3)  (a)  (1)    Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AFSG Securities Corporation.
                             Note 7.

                 (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

            (4)  (a)         Form of Policy for the Endeavor Variable
                             Annuity.  Note 2.

                 (b)         Form of Policy Endorsement. (Dollar Cost Averaging)
                             Note 4.

                 (c) Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

                 (d)         Form of Policy for the Endeavor Variable Annuity.
                             Note 5.

            (5)  (a)         Form of Application for the Endeavor Variable
                             Annuity.  Note 2.

                 (b) Form of Application for the Endeavor Variable Annuity. Note 4.

                 (c) Form of Application for the Endeavor Variable Annuity. Note 5.

            (5)  (d)         Form of Application for the Separate Account VA
                             BNY, Note 13.

            (6)  (a)         Articles of Incorporation of AUSA
                             Life Insurance Company, Inc.  Note 1.

                 (b)         ByLaws of AUSA Life
                             Insurance Company, Inc.  Note 1.

            (7)              Not Applicable.

            (8)  (a)         Participation Agreement by and between
                             AUSA Life Insurance Company, Inc.
                             and Endeavor Series Trust and Addendum thereto
                             Note 2.

                 (b) Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

                             (1) Amendment No. 12 to Participation Agreement
                                 among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

            (8)  (b)  (2)    Amendment No. 15 to Participation Agreement among
                             WRL Series Fund, Inc., PFL Life Insurance Company,
                             AUSA Life Insurance Company, Inc., and Peoples
                             Benefit Life Insurance Company. Note 12

            (8)  (b)  (3)    Amendment No. 17 to Participation Agreement among
                             WRL Series Fund, Inc., Transamerica Life Insurance
                             Company, AUSA Life Insurance Company, Inc., Peoples
                             Benefit Life Insurance Company and Transamerica
                             Occidental Life Insurance Compapny. Note 13.

                 (c) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

                 (d) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

            (8)  (d)  (1)    Amendment to Schedule A of the Participation
                             Agreement by and between AUSA Life Insurance
                             Company, Inc. and Endeavor Series Trust. Note
                             12

            (8)  (e)         Form of Participation Agreement (Transamerica).
                             Note 13.

            (8)  (e) (1)     Form of Addendum to Participation Agreement
                             (Transamerica) Note 13.

            (8)  (f)         Participation Agreement among Variable Insurance
                             Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

            (8)  (f)  (1)    Amendment No. 1 to Participation Agreement among
                             Variable Insurance Products Fund, Fidelity
                             Distributors Corporation and AUSA Life Insurance
                             Company, Inc. Note 13.

            (8)  (g)         Participation Agreement among Variable Insurance
                             Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

            (8)  (g)  (1)    Amendment No. 1 to Participation Agreement among
                             Variable Insurance Products Fund II, Fidelity
                             Distributors Corporation and AUSA Life Insurance
                             Company, Inc. Note 13.

            (8)  (h)         Participation Agreement by and between Janus Aspen
                             Series and AUSA Life Insurance Company, Inc. Note
                             12.

            (8)  (i)         Participation Agreement among Variable Insurance
                             Products Fund III, Fidelity Distributors
                             Corporation and AUSA Life Insurance Company, Inc.
                             Note 13.

            (8)  (i)  (1)    Amendment No. 1 to Participation Agreement among
                             Variable Insurance Products Fund III, Fidelity
                             Distributors Corporation and AUSA Life Insurance
                             Company, Inc. Note 13.

            (8)  (j)         Form of Participation Agreement by and among AUSA
                             Life Insurance Company, Inc., AFSG Securities
                             Corporation, Alliance Capital Management L.P. and
                             Alliance Fund Distributors, Inc. Note 13.

             (9) (a) Opinion and Consent of Counsel. Note 2.

                     (b)     Consent of Counsel.  Note 2.



                (10) (a)     Consent of Independent Auditors.  Note 13.



                     (b)     Opinion and Consent of Actuary Note 7.

                (11)         Not Applicable.

                (12)         Not Applicable.

                (13)         Performance Data Calculations.  Note 8.


                (14) Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown, W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4.

           Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.

           Note 2. Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.


           Note 3. Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.

           Note 4. Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.

           Note 5. Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.


           Note 6. Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.

           Note 7. Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.

           Note 8. Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.

           Note 9. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.

           Note 10. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.

           Note 11. Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.


           Note 12. Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (33-83560) on October 3, 2000.


           Note 13.  Filed herewith.


Item 25.        Directors and Officers of the Depositor



                                             Principal
                                             Positions
Name and                                     and Offices with
Business Address                                Depositor
----------------                                ---------

        Tom A. Schlossberg                 Director, Chairman of the Board
        4 Manhattanville Road              and President
        Purchase, NY  10577

        William L. Busler                  Director and Vice President
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Patrick S. Baird                   Vice President and Chief Financial
        4333 Edgewood Road NE              Officer
        Cedar Rapids, IA  52499

        Craig D. Vermie                    Secretary
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Colette Vargas                     Director and Chief Actuary
        4 Manhattanville Road
        Purchase, NY  10577

        Brenda K. Clancy                   Treasurer
        4333 Edgewood Road NE
        Cedar Rapids, Iowa  52499

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America


Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company



Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.



Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans



BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only



First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,    Illinois         100% TCFC                         Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsursnce
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

Item 27.     Number of Policyowners


             As of December 31, 2000, there were 1,443 Owners of the
             Policies.

Item 28.     Indemnification

        The New York Code (Sections 721 et. seq.) provides for permissive
                                        --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.     Principal Underwriter


             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:/5/

Larry N. Norman                             Ann Spaes
Director and President                      Director and Vice President

Frank A. Camp                               Darin Smith
Secretary                                   Assistant Vice President and
                                            Assistant Secretary

Lisa Wachendorf                             Linda Gilmer
Director, Vice President and Chief          Treasurer/Controller
Compliance Officer

Thomas R. Moriarty                          Robert Warner
Vice President                              Assistant Compliance Officer

Priscilla Hechler                           Emily Bates
Assistant Vice President and                Assistant Treasurer
Assistant Secretary

Thomas Pierpan                              Clifton Flenniken
Assistant Vice President and                Assistant Treasurer
Assistant Secretary


---------------------
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.


Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------


     AFSG Securities Corporation, the broker/dealer, received $763,699.10 and $310,880.08 from the Registrant for the year ending December 31, 2000 and December 31, 1999, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year


AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B (formerly PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account), the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), Separate Account VA A (formerly PFL Life Variable Annuity Account A), Separate Account VA C (formerly PFL Life Variable Annuity Account C), Separate Account VA D (formerly PFL Life Variable Annuity Account D), Separate Account VA E (formerly PFL Life Variable Annuity Account E), Separate Account VA I (formerly PFL Life Variable Annuity Account I) and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.


AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.

Item 30.     Location of Accounts and Records

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by AUSA Life Insurance Company,

Inc. at 666 Fifth Avenue, New York, New York 10103, or its Service Office, Financial Markets Division - Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.     Management Services.

             All management Policies are discussed in Part A or Part B.

Item 32.     Undertakings

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA at the address or phone number listed in the Prospectus.


             (d) AUSA Life Insurance Company hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA Life Insurance Company.


Section 403(b) Representations
------------------------------

        AUSA represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on
Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2001.

                                            SEPARATE ACCOUNT VA BNY
                                            (formerly AUSA Endeavor Variable
                                            Annuity Account)

                                            AUSA LIFE INSURANCE
                                            COMPANY, INC.
                                            Depositor

                                                                             *
                                            __________________________________
                                            Tom A. Schlossberg
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                          Title                  Date
----------                          -----                  ----

                     *              Director               ____________, 2001
----------------------
William Brown, Jr.

/s/ Craig D. Vermie                 Secretary                  April 26, 2001
----------------------
Craig D. Vermie

                     *              Director               ____________, 2001
----------------------
William L. Busler

                     *              Director               ____________, 2001
----------------------
Jack R. Dykhouse

                     *              Director               ____________, 2001
----------------------
Steven E. Frushtick

                     *              Director               ____________, 2001
----------------------
Eric Goodman

                     *              Director               ____________, 2001
----------------------
Thor Hanson

                     *              Director               ____________, 2001
----------------------
Colette F. Vargas

                     *              Director               ____________, 2001
----------------------
Robert S. Rubinstein

                     *              Director               ____________, 2001
----------------------
Peter P. Post

                     *              Director               ____________, 2001
----------------------
Tom A. Schlossberg                  (Principal Executive Officer)

                     *              Director               ____________, 2001
----------------------
Cor H. Verhagen

                     *              Director               ____________, 2001
----------------------
E. Kirby Warren

                     *              Treasurer              ____________, 2001
----------------------
Brenda K. Clancy

*Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                        33-83560



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                            SEPARATE ACCOUNT VA BNY
               (FORMERLY AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT)

                                _______________

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.         Description of Exhibit                                                    Page No.*
-----------         ----------------------                                                    ---------
(5)(d)              Form of Application for the Separate Account VA BNY

(8)(b)(3)           Amendment No. 17 to Participation Agreement among WRL Series Fund,
                    Inc., Transamerica Life Insurance Company, AUSA Life Insurance
                    Company, Inc., Peoples Benefit Life Insurance Company and Transamerica
                    Occidental Life Insurance Company.

(8)(e)              Form of Participation Agreement (Transamerica)

(8)(e)(1)           Form of Addendum to Participation Agreement (Transamerica)

(8)(f)              Participation Agreement among Variable Insurance Products Fund,
                    Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc.

(8)(f)(1)           Amendment No. 1 to Participation Agreement among Variable Insurance
                    Products Fund, Fidelity Distributors Corporation and AUSA Life
                    Insurance Company, Inc.

(8)(g)              Participation Agreement among Variable Insurance Products Fund II,
                    Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc.

(8)(g)(1)           Amendment No. 1 to Participation Agreement among Variable Insurance
                    Products Fund II, Fidelity Distributors Corporation and AUSA Life
                    Insurance Company, Inc.

(8)(i)              Participation Agreement among Variable Insurance Products Fund III,
                    Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc.

(8)(i)(1)           Amendment No. 1 to Participation Agreement among Variable Insurance
                    Products Fund III, Fidelity Distributors Corporation and AUSA Life
                    Insurance Company, Inc.

(8)(j)              Form of Participation Agreement by and among AUSA Life Insurance
                    Company, Inc., AFSG Securities Corporation, Alliance Capital
                    Management L.P. and Alliance Fund Distributors, Inc.

(10)(a)             Consent of Independent Auditor


    ________________________

    * Page numbers included only in manually executed original.